UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: August 31

Date of reporting period: November 30, 2017

Item 1. Schedule of Investments.

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - November 30, 2017 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 61.5%

VALIC Co. I Blue Chip Growth Fund	713,138	$14,162,929
VALIC Co. I Dividend Value Fund	1,582,234	21,233,581
VALIC Co. I Large Cap Core Fund	294,500	3,642,968
VALIC Co. I Mid Cap Index Fund	1,378,387	40,469,421
VALIC Co. I Mid Cap Strategic Growth Fund	412,505	6,418,583
VALIC Co. I Nasdaq-100 Index Fund	513,969	6,861,487
VALIC Co. I Science & Technology Fund	224,655	6,759,863
VALIC Co. I Small Cap Index Fund	2,366,160	54,208,730
VALIC Co. I Small Cap Special Values Fund	1,945,737	28,855,280
VALIC Co. I Stock Index Fund	34,445	1,390,536
VALIC Co. I Value Fund	254,276	4,602,387
VALIC Co. II Capital Appreciation Fund	1,160,523	20,448,413
VALIC Co. II Large Cap Value Fund	744,210	16,580,999
VALIC Co. II Mid Cap Growth Fund†	627,775	6,905,527
VALIC Co. II Mid Cap Value Fund	2,879,227	66,164,631
VALIC Co. II Small Cap Growth Fund	894,903	16,913,662
VALIC Co. II Small Cap Value Fund	3,291,851	52,307,508

Total Domestic Equity Investment Companies
(cost $307,692,594)		367,926,505

Domestic Fixed Income Investment Companies - 18.2%

VALIC Co. I Capital Conservation Fund	1,382,806	13,703,608
VALIC Co. I Government Securities Fund	1,033,489	10,965,314
VALIC Co. I Inflation Protected Fund	3,999,240	44,791,491
VALIC Co. II Core Bond Fund	1,548,591	17,251,307
VALIC Co. II High Yield Bond Fund	1,021,032	8,004,891
VALIC Co. II Strategic Bond Fund	1,246,078	14,255,137

Total Domestic Fixed Income Investment Companies
(cost $106,988,080)		108,971,748

International Equity Investment Companies - 14.1%

VALIC Co. I Foreign Value Fund	2,551,307	27,707,192
VALIC Co. I International Equities Index Fund	3,521,387	26,621,688
VALIC Co. I International Growth Fund	792,181	11,233,133
VALIC Co. II International Opportunities Fund	914,850	18,754,435

Total International Equity Investment Companies
(cost $75,301,413)		84,316,448

International Fixed Income Investment Companies - 0.8%

VALIC Co. I International Government Bond Fund† (cost $4,522,954)	383,202	4,586,930

Real Estate Investment Companies - 5.4%

VALIC Co. I Global Real Estate Fund (cost $32,487,247)	4,042,812	32,585,068

TOTAL INVESTMENTS
(cost $526,992,288)	100.0%	598,386,699
Liabilities in excess of other assets	(0.0)	(134,430)

NET ASSETS	100.0%	$598,252,269

#	The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
†	Non-income producing security
(1)	See Note 3

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$598,386,699	$—	$—	$598,386,699

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS - November 30, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.7%
Aerospace/Defense - 1.4%

Raytheon Co.	6,919	$1,322,567

Aerospace/Defense-Equipment - 1.4%

United Technologies Corp.	11,189	1,358,904

Applications Software - 9.7%

HubSpot, Inc.†#	9,971	807,152
Microsoft Corp.	63,173	5,317,271
salesforce.com, Inc.†	16,322	1,702,711
ServiceNow, Inc.†#	8,577	1,054,971
Twilio, Inc., Class A†#	17,816	474,975

		9,357,080

Auto-Cars/Light Trucks - 1.1%

Tesla, Inc.†#	3,471	1,072,018

Auto-Heavy Duty Trucks - 1.0%

PACCAR, Inc.	13,366	940,031

Auto/Truck Parts & Equipment-Original - 0.9%

Delphi Automotive PLC	8,608	900,999

Beverages-Non-alcoholic - 3.4%

Monster Beverage Corp.†	17,197	1,077,736
PepsiCo, Inc.	18,969	2,210,268

		3,288,004

Building Products-Cement - 0.9%

Vulcan Materials Co.	7,212	906,188

Cable/Satellite TV - 2.5%

Charter Communications, Inc., Class A†	2,224	725,491
Comcast Corp., Class A	44,672	1,676,987

		2,402,478

Casino Hotels - 1.3%

Las Vegas Sands Corp.	17,680	1,225,047

Cellular Telecom - 0.9%

T-Mobile US, Inc.†	13,937	851,133

Chemicals-Diversified - 1.5%

DowDuPont, Inc.	19,539	1,406,026

Commercial Services - 0.9%

Quanta Services, Inc.†	23,998	909,524

Commercial Services-Finance - 2.8%

PayPal Holdings, Inc.†	25,383	1,922,254
Square, Inc., Class A†#	19,230	754,201

		2,676,455

Computer Data Security - 1.0%

Fortinet, Inc.†	23,014	967,969

Computer Services - 0.8%

Teradata Corp.†#	21,151	803,950

Computer Software - 0.9%

Splunk, Inc.†#	10,954	877,306

Computers - 6.6%

Apple, Inc.	37,311	6,411,895

Data Processing/Management - 0.8%

First Data Corp., Class A†#	49,636	816,512

Diagnostic Kits - 0.8%

IDEXX Laboratories, Inc.†	4,657	728,401

E-Commerce/Products - 4.9%

Amazon.com, Inc.†	3,497	4,115,095
Wayfair, Inc., Class A†#	8,881	621,581

		4,736,676

E-Commerce/Services - 1.9%

Priceline Group, Inc.†	1,056	1,837,134

Electronic Components-Semiconductors - 6.4%

Broadcom, Ltd.	9,847	2,736,875
NVIDIA Corp.	8,998	1,805,989
Texas Instruments, Inc.	17,227	1,676,015

		6,218,879

Electronic Measurement Instruments - 1.4%

Fortive Corp.	17,583	1,312,571

Entertainment Software - 1.4%

Activision Blizzard, Inc.	21,805	1,360,632

Finance-Credit Card - 2.8%

Visa, Inc., Class A	23,573	2,654,084

Food-Misc./Diversified - 0.9%

Kraft Heinz Co.	10,522	856,175

Industrial Gases - 1.0%

Praxair, Inc.	6,560	1,009,715

Instruments-Controls - 2.2%

Honeywell International, Inc.	13,674	2,132,597

Insurance-Property/Casualty - 1.6%

Progressive Corp.	29,793	1,584,392

Internet Content-Entertainment - 4.0%

Facebook, Inc., Class A†	21,694	3,843,743

Investment Management/Advisor Services - 1.6%

Ameriprise Financial, Inc.	9,309	1,519,508

Medical Instruments - 1.2%

Boston Scientific Corp.†	45,137	1,186,200

Medical-Biomedical/Gene - 3.9%

Biogen, Inc.†	5,481	1,765,814
BioMarin Pharmaceutical, Inc.†#	6,468	554,954
Celgene Corp.†	13,863	1,397,806

		3,718,574

Medical-Drugs - 3.0%

Bristol-Myers Squibb Co.	17,614	1,113,029
Merck & Co., Inc.	11,567	639,308
Zoetis, Inc.	15,777	1,140,519

		2,892,856

Medical-HMO - 4.3%

Aetna, Inc.	3,016	543,423
UnitedHealth Group, Inc.	12,975	2,960,506
WellCare Health Plans, Inc.†	2,879	613,198

		4,117,127

Networking Products - 0.7%

Arista Networks, Inc.†	2,805	653,902

Retail-Apparel/Shoe - 0.8%

PVH Corp.	5,391	725,359

Retail-Building Products - 2.5%

Home Depot, Inc.	13,178	2,369,668

Retail-Discount - 2.9%

Costco Wholesale Corp.	8,866	1,635,156

Dollar Tree, Inc.†	10,910	1,121,112

		2,756,268

Retail-Major Department Stores - 0.7%

Nordstrom, Inc.#	14,118	641,663

Telephone-Integrated - 2.0%

Verizon Communications, Inc.	38,257	1,946,899

Therapeutics - 0.7%

Neurocrine Biosciences, Inc.†#	10,007	719,403

Transport-Rail - 1.4%

Union Pacific Corp.	11,041	1,396,687

Web Portals/ISP - 3.9%

Alphabet, Inc., Class C†	3,711	3,790,453

Total Long-Term Investment Securities (cost $73,743,172)		95,203,652

SHORT-TERM INVESTMENT SECURITIES - 3.4%
Registered Investment Companies - 1.7%

State Street Navigator Securities Lending Government Money Market Portfolio 1.04%(1)(2)	1,654,337	1,654,337

Time Deposits - 1.7%

Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 12/01/2017	$1,655,000	1,655,000

Total Short-Term Investment Securities (cost $3,309,337)		3,309,337

TOTAL INVESTMENTS (cost $77,052,509)	102.1%	98,512,989
Liabilities in excess of other assets	(2.1)	(2,021,328)

NET ASSETS	100.0%	$96,491,661

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At November 30, 2017, the Fund had loaned securities with a total value of $8,798,289. This was secured by collateral of $1,654,337, which was received in cash and subsequently invested in short-term investments currently valued at $1,654,337 as reported in the Portfolio of Investments. Additional collateral of $7,242,570 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 10/01/2047	$1,877,157
Federal National Mtg. Assoc.	2.96% to 4.00%	02/25/2027 to 11/01/2047	982,728
Government National Mtg. Assoc.	2.50% to 3.50%	06/20/2045 to 11/20/2046	1,884,378
United States Treasury Bills	0.00%	12/14/2017 to 05/24/2018	112,258
United States Treasury Notes/Bonds	zero coupon to 8.13%	01/31/2018 to 11/15/2046	2,386,049

(2)	The rate shown is the 7-day yield as of November 30, 2017.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS: Investments at Value:*
Common Stocks	$95,203,652	$—	$—	$95,203,652
Short Term Investment Securities:
Registered Investment Companies	1,654,337	—	—	1,654,337
Time Deposits	—	1,655,000	—	1,655,000

Total Investments at Value	$96,857,989	$1,655,000	$—	$98,512,989

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - November 30, 2017 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 33.2%

VALIC Co. I Blue Chip Growth Fund	20,503	$407,187
VALIC Co. I Dividend Value Fund	656,652	8,812,271
VALIC Co. I Large Cap Core Fund	117,121	1,448,782
VALIC Co. I Mid Cap Index Fund	511,070	15,005,008
VALIC Co. I Mid Cap Strategic Growth Fund	36,681	570,755
VALIC Co. I Nasdaq-100 Index Fund	28,637	382,305
VALIC Co. I Science & Technology Fund	12,621	379,759
VALIC Co. I Small Cap Index Fund	716,783	16,421,488
VALIC Co. I Small Cap Special Values Fund	1,023,064	15,172,038
VALIC Co. I Value Fund	70,206	1,270,730
VALIC Co. II Capital Appreciation Fund	245,550	4,326,587
VALIC Co. II Large Cap Value Fund	243,564	5,426,615
VALIC Co. II Mid Cap Growth Fund†	79,022	869,237
VALIC Co. II Mid Cap Value Fund	996,772	22,905,832
VALIC Co. II Small Cap Growth Fund	92,575	1,749,674
VALIC Co. II Small Cap Value Fund	1,136,155	18,053,496

Total Domestic Equity Investment Companies
(cost $98,599,506)		113,201,764

Domestic Fixed Income Investment Companies - 57.9%

VALIC Co. I Capital Conservation Fund	1,837,306	18,207,707
VALIC Co. I Inflation Protected Fund	3,296,440	36,920,126
VALIC Co. II Core Bond Fund	4,072,056	45,362,702
VALIC Co. II High Yield Bond Fund	3,984,756	31,240,485
VALIC Co. II Strategic Bond Fund	5,774,204	66,056,889

Total Domestic Fixed Income Investment Companies
(cost $195,210,266)		197,787,909

International Equity Investment Companies - 4.5%

VALIC Co. I Foreign Value Fund	514,896	5,591,766
VALIC Co. I International Equities Index Fund	407,933	3,083,976
VALIC Co. I International Growth Fund	135,744	1,924,851
VALIC Co. II International Opportunities Fund	240,847	4,937,366

Total International Equity Investment Companies
(cost $13,917,963)		15,537,959

International Fixed Income Investment Companies - 1.8%

VALIC Co. I International Government Bond Fund†
(cost $6,021,314)	511,335	6,120,678

Real Estate Investment Companies - 2.6%

VALIC Co. I Global Real Estate Fund
(cost $8,776,604)	1,097,965	8,849,597

TOTAL INVESTMENTS
(cost $322,525,653)	100.0%	341,497,907
Liabilities in excess of other assets	(0.0)	(54,649)

NET ASSETS	100.0%	$341,443,258

#	The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
†	Non-income producing security
(1)	See Note 3

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$341,497,907	$—	$—	$341,497,907

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS - November 30, 2017 - (unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)
ASSET BACKED SECURITIES - 3.3%
Diversified Financial Services - 3.3%

American Express Credit Account Master Trust FRS Series 2014-1, Class A 1.62% (1 ML+0.37%) due 12/15/2021	$239,000	$239,865
Avis Budget Rental Car Funding AESOP LLC Series 2015-1A, Class A 2.50% due 07/20/2021*	550,000	548,878
BA Credit Card Trust Series 2015-A2,Class A 1.36% due 09/15/2020	1,200,000	1,198,954
BMW Vehicle Lease Trust Series 2017-2, Class A3 2.07% due 10/20/2020	450,000	449,491
Capital One Multi-Asset Execution Trust Series 2016-A4, Class A4 1.33% due 06/15/2022	725,000	716,946
CarMax Auto Owner Trust Series 2016-4, Class A4 1.60% due 06/15/2022	1,042,000	1,023,776
CarMax Auto Owner Trust Series 2014-4, Class C 2.44% due 11/16/2020	1,000,000	1,003,485
CGGS Commercial Mtg. Trust Series 2016-RNDA, Class AFX 2.76% due 02/10/2033*(1)	2,429,849	2,430,223
Chase Mtg. Finance Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(2)(9)	1,821,861	1,840,657
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3 1.92% due 04/07/2022	1,554,000	1,548,222
Citigroup Commercial Mtg. Trust Series 2016-SMPL, Class A 2.23% due 09/10/2031*(1)	1,753,000	1,722,980
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(1)	1,254,319	1,265,189
COMM Mtg. Trust Series 2016-787S, Class A 3.55% due 02/10/2036*(1)	1,786,000	1,846,654
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.96% due 02/10/2036*(1)(9)	754,000	774,793
Commercial Mtg. Trust Series 2015-DC1, Class A2 2.87% due 02/10/2048(1)	1,778,000	1,799,532
Core Industrial Trust Series 2015-CALW, Class A 3.04% due 02/10/2034*(1)	6,000	6,111
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050(1)	1,770,000	1,793,391
CSAIL Commercial Mtg. Trust Series 2016-C7, Class A5 3.50% due 11/15/2049(1)	2,200,000	2,255,785
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(1)	1,500,000	1,575,486
DBCG Mtg. Trust FRS Series 2017-BBG, Class A 1.95% (1 ML+0.70%) due 06/15/2034*(1)	300,000	300,000
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	1,556,000	1,556,504
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	1,023,000	1,024,094
GM Financial Consumer Automobile Series 2017-3A, Class 4A 2.13% due 03/16/2023*	1,000,000	993,756
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	61,000	61,564
Honda Auto Receivables Owner Trust Series 2016-2, Class A4 1.62% due 08/15/2022	512,000	508,577
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(1)	1,000,000	1,013,928
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	2,397,000	2,354,708
MSDB Trust VRS Series 2017-712F, Class A 3.43% due 07/11/2039*(1)(9)	4,520,000	4,579,635
Nissan Auto Receivables Owner Trust Series 2016-C, Class A3 1.18% due 01/15/2021	500,000	495,727
Synchrony Credit Card Master Note Trust Series 2016-1, Class A 2.04% due 03/15/2022	350,000	350,411
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	850,000	846,289
World Financial Network Credit Card Master Trust Series 2016-A, Class A 2.03% due 04/15/2025	446,000	438,374

Total Asset Backed Securities
(cost $38,738,603)		38,563,985

U.S. CORPORATE BONDS & NOTES - 35.3%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	611,000	640,281

Aerospace/Defense-Equipment - 0.3%

Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	459,000	476,786
Triumph Group, Inc. Company Guar. Notes 4.88% due 04/01/2021#	705,000	692,663

United Technologies Corp. Senior Notes 1.90% due 05/04/2020	1,106,000	1,097,054
United Technologies Corp. Senior Notes 4.05% due 05/04/2047#	804,000	828,243

		3,094,746

Agricultural Chemicals - 0.2%

Mosaic Co. Senior Notes 3.25% due 11/15/2022	769,000	764,518
Mosaic Co. Senior Notes 4.05% due 11/15/2027#	1,050,000	1,041,718
Mosaic Co. Senior Notes 4.88% due 11/15/2041	440,000	433,260

		2,239,496

Airlines - 0.1%

Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2018(3)	37,638	37,773
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	543,471	562,656

		600,429

Applications Software - 0.1%

Microsoft Corp. Senior Notes 4.10% due 02/06/2037	815,000	891,830
Nuance Communications, Inc. Company Guar. Notes 5.63% due 12/15/2026*	252,000	263,970

		1,155,800

Auto-Cars/Light Trucks - 1.8%

American Honda Finance Corp. Senior Notes 1.20% due 07/12/2019	174,000	171,563
American Honda Finance Corp. Senior Notes 2.00% due 11/13/2019	1,065,000	1,063,040
BMW US Capital LLC Company Guar. Notes 1.50% due 04/11/2019*	1,015,000	1,008,312
Daimler Finance North America LLC Company Guar. Notes 1.50% due 07/05/2019*	1,497,000	1,479,295
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	911,000	891,957
Daimler Finance North America LLC Company Guar. Notes 2.30% due 01/06/2020*	834,000	832,553
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	1,839,000	1,839,792
Ford Motor Credit Co. LLC Senior Notes 2.34% due 11/02/2020	3,372,000	3,341,953
Ford Motor Credit Co. LLC Senior Notes 3.82% due 11/02/2027	2,782,000	2,767,790
General Motors Co. Senior Notes 5.15% due 04/01/2038	628,000	657,736
Nissan Motor Acceptance Corp. Senior Notes 2.15% due 09/28/2020*#	2,401,000	2,383,755
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	1,757,000	1,746,907
Toyota Motor Credit Corp. Senior Notes 1.70% due 01/09/2019#	2,371,000	2,365,707

		20,550,360

Auto-Heavy Duty Trucks - 0.2%

JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	674,000	703,487
Navistar International Corp. Senior Notes 6.63% due 11/01/2025*	635,000	657,625
PACCAR Financial Corp. Senior Notes 2.05% due 11/13/2020	747,000	744,236

		2,105,348

Auto/Truck Parts & Equipment-Original - 0.1%

Lear Corp. Senior Notes 3.80% due 09/15/2027	536,000	535,278
Titan International, Inc. Senior Sec. Notes 6.50% due 11/30/2023*	595,000	591,847

		1,127,125

Banks-Commercial - 2.1%

BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	4,485,000	4,775,382
BB&T Corp Senior Notes 2.15% due 02/01/2021	1,044,000	1,035,179
Citizens Bank NA Senior Notes 2.55% due 05/13/2021	514,000	512,991
Fifth Third Bank Senior Notes 2.20% due 10/30/2020	732,000	728,826
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	3,712,000	3,789,889

First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	979,000	985,614
PNC Bank NA Senior Notes 2.00% due 05/19/2020	1,514,000	1,503,046
Regions Financial Corp. Senior Notes 2.75% due 08/14/2022	1,610,000	1,601,866
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	4,567,000	6,300,628
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022*	1,560,000	1,585,993
Santander Holdings USA, Inc. Senior Notes 4.40% due 07/13/2027*	752,000	765,580
Synovus Financial Corp. Senior Notes 3.13% due 11/01/2022	767,000	763,150

		24,348,144

Banks-Fiduciary - 0.2%

Bank of New York Mellon Corp. Senior Notes 2.66% due 05/16/2023	706,000	704,702
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	1,570,000	1,625,392

		2,330,094

Banks-Super Regional - 1.1%

Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	1,040,000	1,064,388
Citibank NA Senior Notes 2.13% due 10/20/2020	2,323,000	2,306,117
Huntington National Bank Senior Notes 2.38% due 03/10/2020	1,255,000	1,255,420
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	5,981,000	6,030,859
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	133,000	137,907
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	1,795,000	1,964,338
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	194,000	215,093

		12,974,122

Batteries/Battery Systems - 0.1%

EnerSys Company Guar. Notes 5.00% due 04/30/2023*	605,000	636,006

Brewery - 0.4%

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	2,158,000	2,175,080
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	1,481,000	1,641,056
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	1,107,000	1,249,733

		5,065,869

Broadcast Services/Program - 0.1%

Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022	440,000	446,600
Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	546,000	546,815

		993,415

Building & Construction Products-Misc. - 0.2%

Owens Corning Company Guar. Notes 4.30% due 07/15/2047	2,088,000	2,019,286
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	381,000	396,240

		2,415,526

Building & Construction-Misc. - 0.1%

Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	650,000	646,750

Building Products-Air & Heating - 0.1%

Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	710,000	702,059

Building Products-Wood - 0.2%

Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*#	625,000	657,813
Masco Corp. Senior Notes 4.45% due 04/01/2025	1,336,000	1,416,427
Masco Corp. Senior Notes 4.50% due 05/15/2047	766,000	771,825

		2,846,065

Building-Heavy Construction - 0.1%

Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*#	795,000	845,006

Building-Residential/Commercial - 0.1%

Lennar Corp. Company Guar. Notes 4.13% due 01/15/2022	1,144,000	1,169,740
Lennar Corp. Company Guar. Notes 4.50% due 04/30/2024	436,000	449,625

		1,619,365

Cable/Satellite TV - 0.6%

Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	679,000	721,437
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	895,000	877,100
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028	1,877,000	1,783,103
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	401,000	405,031
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	857,000	986,401
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	845,000	856,619
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022#	198,000	203,693
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	649,000	700,109

		6,533,493

Casino Hotels - 0.0%

Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022	520,000	558,740

Cellular Telecom - 0.3%

Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	524,000	558,060
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	2,147,000	2,313,393
United States Cellular Corp. Senior Notes 6.70% due 12/15/2033	109,000	114,450

		2,985,903

Chemicals-Diversified - 0.1%

Westlake Chemical Corp. Company Guar. Notes 4.38% due 11/15/2047	582,000	587,909

Chemicals-Specialty - 0.1%

Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	550,000	722,357

Circuit Boards - 0.1%

TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*	745,000	764,556

Coal - 0.1%

SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	810,000	853,538

Coatings/Paint - 0.1%

RPM International, Inc. Senior Notes 3.75% due 03/15/2027	484,000	485,723
Sherwin-Williams Co. Senior Notes 2.25% due 05/15/2020	445,000	442,984
Sherwin-Williams Co. Senior Notes 2.75% due 06/01/2022	840,000	834,878

		1,763,585

Commercial Services - 0.2%

Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	1,532,000	1,514,906
Ecolab, Inc. Senior Notes 3.95% due 12/01/2047*	542,000	540,405

		2,055,311

Commercial Services-Finance - 0.0%

Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020	547,000	548,299

Computer Services - 0.3%

Harland Clarke Holdings Corp. Senior Sec. Notes 8.38% due 08/15/2022*	825,000	860,063
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	752,000	761,400
IBM Credit LLC Senior Notes 1.63% due 09/06/2019	1,868,000	1,858,886

		3,480,349

Computers - 1.0%

Apple, Inc. Senior Notes 2.85% due 05/06/2021	1,080,000	1,098,884
Apple, Inc. Senior Notes 2.85% due 02/23/2023	1,130,000	1,145,036
Apple, Inc. Senior Notes 3.75% due 11/13/2047	2,851,000	2,845,940
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	1,025,000	1,126,792
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	2,838,000	3,506,326
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	825,000	1,038,083
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	1,082,000	1,147,334

		11,908,395

Computers-Integrated Systems - 0.1%

Everi Payments, Inc. Company Guar. Notes 7.50% due 12/15/2025*	750,000	749,775

Containers-Metal/Glass - 0.1%

Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	483,000	569,940
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	645,000	685,313

		1,255,253

Containers-Paper/Plastic - 0.1%

Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	650,000	676,000
WestRock Co. Company Guar. Notes 3.38% due 09/15/2027*	1,100,000	1,090,562

		1,766,562

Cosmetics & Toiletries - 0.2%

First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*	434,000	444,850
Procter & Gamble Co. Senior Notes 1.90% due 10/23/2020	731,000	726,975
Procter & Gamble Co. Senior Notes 2.30% due 02/06/2022	895,000	894,341

		2,066,166

Dialysis Centers - 0.0%

DaVita HealthCare Partners, Inc. Company Guar. Notes 5.00% due 05/01/2025	575,000	575,173

Distribution/Wholesale - 0.1%

H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025*	750,000	785,625

Diversified Banking Institutions - 3.9%

Bank of America Corp. Senior Notes 2.37% due 07/21/2021	1,015,000	1,011,286
Bank of America Corp. Senior Notes 3.59% due 07/21/2028	1,566,000	1,587,386
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	4,545,000	4,712,550
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	1,681,000	2,116,393
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	1,591,000	1,581,385
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	894,000	905,909
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	2,412,000	2,533,652
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	4,053,000	4,259,577
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	622,000	751,492
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023	1,526,000	1,513,559
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	1,286,000	1,323,423
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	1,893,000	1,929,671
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	1,627,000	2,052,068
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	2,249,000	2,966,458
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	2,605,000	2,609,372

JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	2,997,000	3,044,764
Morgan Stanley Senior Notes 2.75% due 05/19/2022	2,694,000	2,689,660
Morgan Stanley Senior Notes 3.59% due 07/22/2028	974,000	979,570
Morgan Stanley Senior Notes 3.97% due 07/22/2038	749,000	760,851
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	2,125,000	2,215,577
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	3,220,000	3,518,619

		45,063,222

Diversified Financial Services - 0.1%

USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	1,623,000	1,623,654

Diversified Manufacturing Operations - 0.3%

Carlisle Cos., Inc. Senior Notes 3.75% due 12/01/2027	781,000	783,962
Textron, Inc. Senior Notes 3.38% due 03/01/2028	1,497,000	1,487,752
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	777,000	791,705

		3,063,419

E-Commerce/Products - 0.1%

Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037*	674,000	703,050

Electric-Distribution - 0.1%

NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 09/15/2024*#	424,000	428,240
NextEra Energy Operating Partners LP Company Guar. Notes 4.50% due 09/15/2027*	232,000	232,000

		660,240

Electric-Generation - 0.2%

Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*	2,403,000	2,623,324

Electric-Integrated - 1.3%

Dominion Energy, Inc. Junior Sub. Notes 2.58% due 07/01/2020	707,000	707,393
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	1,459,000	1,684,799
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	1,018,000	1,030,195
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	1,455,000	1,488,371
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	785,000	793,453
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	1,501,000	1,531,591
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	770,000	830,608
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	2,066,000	2,754,121
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	938,000	933,071
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	1,670,000	1,728,991
Pacific Gas & Electric Co. Senior Notes 4.00% due 12/01/2046#	645,000	646,627
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	606,000	665,967

		14,795,187

Electronic Components-Misc. - 0.1%

Corning, Inc. Senior Notes 1.50% due 05/08/2018	667,000	666,097

Electronic Components-Semiconductors - 0.4%

Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.50% due 01/15/2028*	1,055,000	998,806
Intel Corp. Senior Notes 1.35% due 12/15/2017	552,000	551,970
Intel Corp. Senior Notes 2.35% due 05/11/2022	3,021,000	3,004,069

		4,554,845

Electronic Parts Distribution - 0.0%

Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	550,000	557,836

Electronic Security Devices - 0.1%

Allegion US Holding Co., Inc. Company Guar. Notes 3.55% due 10/01/2027	769,000	764,524

Energy-Alternate Sources - 0.1%

Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	803,000	849,173

Enterprise Software/Service - 0.6%

Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024#	1,057,000	1,132,311
Oracle Corp. Senior Notes 1.90% due 09/15/2021	2,231,000	2,197,516
Oracle Corp. Senior Notes 3.80% due 11/15/2037	962,000	983,478
Oracle Corp. Senior Notes 3.85% due 07/15/2036#	1,862,000	1,926,533
Oracle Corp. Senior Notes 3.90% due 05/15/2035	309,000	321,167

		6,561,005

Finance-Auto Loans - 0.1%

Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025#	650,000	712,556
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	576,000	603,360

		1,315,916

Finance-Consumer Loans - 0.3%

Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	880,000	902,000
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	94,000	99,640
Navient Corp. Senior Notes 5.63% due 08/01/2033	883,000	759,380
Springleaf Finance Corp. Company Guar. Notes 6.13% due 05/15/2022	775,000	804,063
Synchrony Financial Senior Notes 3.95% due 12/01/2027	1,059,000	1,049,191

		3,614,274

Finance-Credit Card - 0.3%

Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	600,000	613,500
American Express Co. Senior Notes 2.50% due 08/01/2022	3,432,000	3,386,530

		4,000,030

Finance-Investment Banker/Broker - 0.1%

Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(3)(4)	179,000	18
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(3)(4)	230,000	23
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	570,000	586,387
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	794,000	805,229

		1,391,657

Finance-Leasing Companies - 0.1%

Washington Prime Group LP Senior Notes 5.95% due 08/15/2024	715,000	714,445

Finance-Mortgage Loan/Banker - 0.1%

Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	800,000	841,000

Finance-Other Services - 0.4%

National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	2,420,000	2,423,359
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.30% due 09/15/2022	1,032,000	1,020,941
National Rural Utilities Cooperative Finance Corp. Collateral Trust Notes 2.40% due 04/25/2022	769,000	767,377

		4,211,677

Food-Meat Products - 0.1%

Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	600,000	595,141
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	414,000	425,811

		1,020,952

Food-Misc./Diversified - 0.1%

Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	1,441,000	1,531,909

Food-Retail - 0.2%

Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	740,000	658,378
Kroger Co. Senior Notes 4.65% due 01/15/2048#	1,522,000	1,521,104

		2,179,482

Food-Wholesale/Distribution - 0.0%

C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*#	370,000	342,250

Gambling (Non-Hotel) - 0.1%

Mohegan Gaming & Entertainment Company Guar. Notes 7.88% due 10/15/2024*#	650,000	684,937
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	510,000	561,638
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014†*(3)(4)	5,223	77

		1,246,652

Gas-Distribution - 0.1%

NiSource Finance Corp. Company Guar. Notes 3.49% due 05/15/2027	618,000	623,732
NiSource Finance Corp. Company Guar. Notes 4.38% due 05/15/2047	488,000	521,549

		1,145,281

Hazardous Waste Disposal - 0.0%

Clean Harbors, Inc. Company Guar. Notes 5.13% due 06/01/2021	534,000	540,675

Hotels/Motels - 0.1%

Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024*	529,000	576,610
Wyndham Worldwide Corp. Senior Notes 4.50% due 04/01/2027	640,000	647,859

		1,224,469

Independent Power Producers - 0.1%

Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*#	575,000	581,469

Insurance-Life/Health - 0.5%

Aflac, Inc. Senior Notes 4.00% due 10/15/2046	712,000	730,682
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047*	1,365,000	1,333,913
Pacific Life Insurance Co. Sub. Notes 4.30% due 10/24/2067*	1,394,000	1,384,423
Pricoa Global Funding I Senior Sec. Notes 1.60% due 05/29/2018*	2,643,000	2,641,895

		6,090,913

Insurance-Multi-line - 0.4%

Assurant, Inc. Senior Notes 6.75% due 02/15/2034	862,000	1,064,109
MetLife, Inc. Senior Notes 4.60% due 05/13/2046	592,000	656,617
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	2,603,000	2,607,791

		4,328,517

Insurance-Mutual - 0.3%

Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	391,000	406,718
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*	483,000	479,313
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*	2,678,000	2,651,933

		3,537,964

Insurance-Property/Casualty - 0.1%

Markel Corp. Senior Notes 3.50% due 11/01/2027	438,000	433,666
Markel Corp. Senior Notes 4.30% due 11/01/2047	375,000	373,995

		807,661

Insurance-Reinsurance - 0.1%

Berkshire Hathaway, Inc. Senior Notes 1.15% due 08/15/2018	976,000	972,138

Internet Connectivity Services - 0.1%

Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	800,000	844,000
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025	565,000	599,606

		1,443,606

Internet Content-Entertainment - 0.0%

Netflix, Inc. Senior Notes 5.88% due 02/15/2025	535,000	572,450

Investment Management/Advisor Services - 0.0%

Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*#	343,000	354,585

Machinery-Construction & Mining - 0.3%

Caterpillar Financial Services Corp. Senior Notes 1.85% due 09/04/2020	1,554,000	1,538,472
Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022	1,060,000	1,056,338
Terex Corp. Company Guar. Notes 5.63% due 02/01/2025*	546,000	576,371

		3,171,181

Machinery-Farming - 0.1%

CNH Industrial Capital LLC Company Guar. Notes 4.38% due 04/05/2022	754,000	786,377

Machinery-General Industrial - 0.1%

Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	1,398,000	1,437,174

Marine Services - 0.1%

Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022	830,000	873,575

Medical Instruments - 0.1%

Teleflex, Inc. Company Guar. Notes 4.63% due 11/15/2027	575,000	588,656

Medical Labs & Testing Services - 0.5%

Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	312,000	318,311
Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024	650,000	648,730
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*	1,811,000	1,759,021
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	1,595,000	1,598,434
Roche Holdings, Inc. Company Guar. Notes 2.88% due 09/29/2021*	1,240,000	1,258,736

		5,583,232

Medical Products - 0.1%

Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	1,473,000	1,470,411

Medical-Biomedical/Gene - 0.2%

Amgen, Inc. Senior Notes 2.65% due 05/11/2022	1,289,000	1,284,547
Celgene Corp. Senior Notes 3.63% due 05/15/2024	1,057,000	1,081,993

		2,366,540

Medical-Drugs - 0.1%

Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	675,000	526,500
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*	530,000	560,399

		1,086,899

Medical-Generic Drugs - 0.1%

Actavis, Inc. Company Guar. Notes 3.25% due 10/01/2022	1,260,000	1,268,137

Medical-HMO - 0.4%

Anthem, Inc. Senior Notes 4.38% due 12/01/2047	961,000	987,965
Centene Corp. Senior Notes 4.75% due 01/15/2025	570,000	584,706
UnitedHealth Group, Inc. Senior Bonds 1.95% due 10/15/2020	1,107,000	1,098,162
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021	971,000	964,927
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	663,000	684,638

		4,320,398

Medical-Hospitals - 0.2%

CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	530,000	495,550
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	513,000	544,742
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	495,000	504,900
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024*	806,000	793,910

Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023#	500,000	467,490

		2,806,592

Metal Processors & Fabrication - 0.1%

Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. Senior Sec. Notes 7.38% due 12/15/2023*	600,000	645,000
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	220,000	227,975
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	389,000	409,423

		1,282,398

Metal-Diversified - 0.1%

Glencore Funding LLC Company Guar. Notes 3.88% due 10/27/2027*#	660,000	647,587
Glencore Funding LLC Company Guar. Notes 4.00% due 03/27/2027*#	860,000	853,035

		1,500,622

Multimedia - 0.3%

Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	710,000	730,321
Viacom, Inc. Senior Notes 5.25% due 04/01/2044	387,000	366,375
Walt Disney Co. Senior Notes 1.65% due 01/08/2019#	1,965,000	1,956,261

		3,052,957

Networking Products - 0.4%

Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	1,222,000	1,224,275
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	3,390,000	3,381,221

		4,605,496

Oil Companies-Exploration & Production - 1.3%

Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	1,565,000	1,888,368
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023#	525,000	537,469
Concho Resources, Inc. Company Guar. Notes 4.38% due 01/15/2025	1,476,000	1,536,885
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	465,000	473,719
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	199,000	191,538
Devon Energy Corp. Senior Notes 5.00% due 06/15/2045	518,000	558,679
Devon Energy Corp. Senior Notes 5.60% due 07/15/2041	517,000	594,515
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.50% due 01/30/2026*	475,000	480,937
Hess Corp. Senior Notes 4.30% due 04/01/2027#	357,000	355,522
Hess Corp. Senior Notes 5.60% due 02/15/2041	1,336,000	1,391,589
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*#	786,000	787,965
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027#	1,098,000	1,126,220
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037#	1,390,000	1,676,448
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	509,000	542,085
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026#	405,000	411,026
RSP Permian, Inc. Company Guar. Notes 5.25% due 01/15/2025	600,000	612,000
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023#	821,000	692,719
Southwestern Energy Co. Senior Notes 7.50% due 04/01/2026#	550,000	588,500
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	419,000	454,615

		14,900,799

Oil Companies-Integrated - 0.4%

Chevron Corp. Senior Notes 1.96% due 03/03/2020	686,000	684,526
Chevron Corp. Senior Bonds 1.99% due 03/03/2020	2,196,000	2,191,154

Chevron Corp. Senior Notes 2.36% due 12/05/2022	1,200,000	1,188,503
Chevron Corp. Senior Notes 2.50% due 03/03/2022	651,000	653,076

		4,717,259

Oil Field Machinery & Equipment - 0.1%

Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	580,000	577,100

Oil Refining & Marketing - 0.1%

Murphy Oil USA, Inc. Company Guar. Notes 5.63% due 05/01/2027	152,000	159,410
PBF Holding Co LLC/PBF Finance Corp. Company Guar. Notes 7.25% due 06/15/2025*	895,000	941,988
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 7.25% due 06/15/2025	150,000	157,875

		1,259,273

Oil-Field Services - 0.0%

Halliburton Co. Senior Notes 4.85% due 11/15/2035	380,000	415,584

Paper & Related Products - 0.7%

Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	1,445,000	1,624,386
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	1,710,000	1,754,195
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	2,930,000	3,055,357
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	737,000	797,351
International Paper Co. Senior Notes 4.40% due 08/15/2047	263,000	269,018
International Paper Co. Senior Notes 5.00% due 09/15/2035	551,000	613,743
P.H. Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	540,000	548,100

		8,662,150

Pipelines - 2.0%

Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 3.50% due 12/01/2022	585,000	585,031
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.20% due 12/01/2047	522,000	524,030
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024	583,000	601,947
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027*	850,000	876,562
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024	231,000	262,185
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025*	648,000	665,010
Duke Energy Field Services LLC Company Guar. Notes 6.45% due 11/03/2036*	535,000	572,450
Enbridge Energy Partners LP Senior Notes 7.38% due 10/15/2045	784,000	1,023,703
Energy Transfer Equity LP Senior Sec. Notes 4.25% due 03/15/2023	595,000	599,462
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	301,000	293,608
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/2041	111,000	117,486
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	1,894,000	2,155,279
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	910,000	950,229
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	1,043,000	1,007,682
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	250,000	248,125
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	500,000	507,500
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	672,000	700,560
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	647,000	689,325

NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	1,201,000	1,231,025
ONEOK, Inc. Company Guar. Notes 4.00% due 07/13/2027	1,237,000	1,238,547
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	452,000	466,399
SemGroup Corp. Company Guar. Notes 7.25% due 03/15/2026*	867,000	886,507
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	487,000	483,348
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	540,000	544,050
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.40% due 10/01/2047	477,000	476,071
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 09/15/2024*	865,000	897,437
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	579,000	588,264
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	966,000	1,002,720
Williams Partners LP Senior Notes 3.75% due 06/15/2027	831,000	824,646
Williams Partners LP Senior Notes 5.10% due 09/15/2045	1,863,000	1,978,233

		22,997,421

Poultry - 0.1%

Pilgrim’s Pride Corp. Senior Notes 5.88% due 09/30/2027*	575,000	600,156

Precious Metals - 0.0%

Coeur Mining, Inc. Company Guar. Notes 5.88% due 06/01/2024	560,000	555,800

Publishing-Books - 0.1%

McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*#	590,000	588,525

Racetracks - 0.0%

GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	370,000	399,367

Radio - 0.1%

Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	1,075,000	1,124,719

Real Estate Investment Trusts - 0.8%

Brandywine Operating Partnership LP Company Guar. Notes 3.95% due 11/15/2027	657,000	650,136
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	668,000	683,030
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	550,000	559,625
GEO Group, Inc. Company Guar. Notes 6.00% due 04/15/2026	545,000	565,438
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	544,000	538,476
Goodman US Finance Three LLC Company Guar. Notes 4.50% due 10/15/2037*	540,000	551,563
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	590,000	603,275
iStar, Inc. Senior Notes 5.25% due 09/15/2022	639,000	646,189
iStar, Inc. Senior Notes 6.00% due 04/01/2022#	289,000	299,476
Kimco Realty Corp. Senior Notes 3.80% due 04/01/2027	487,000	490,446
Life Storage LP Company Guar. Notes 3.88% due 12/15/2027	465,000	460,291
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	710,000	740,175
Simon Property Group LP Senior Notes 3.38% due 12/01/2027	934,000	926,659
SL Green Operating Partnership LP Company Guar. Notes 3.25% due 10/15/2022	1,049,000	1,047,309

Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025*	975,000	972,562

		9,734,650

Real Estate Management/Services - 0.2%

Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	1,000,000	1,032,500
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*	860,000	866,450

		1,898,950

Real Estate Operations & Development - 0.1%

Greystar Real Estate Partners LLC Senior Sec. Notes 5.75% due 12/01/2025*	590,000	607,700

Rental Auto/Equipment - 0.1%

Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	514,000	486,373
Herc Rentals, Inc. Sec. Notes 7.75% due 06/01/2024*#	474,000	519,077
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	680,000	687,650

		1,693,100

Resort/Theme Parks - 0.0%

Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	240,000	244,200

Retail-Appliances - 0.1%

Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022#	720,000	718,200

Retail-Auto Parts - 0.1%

O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	916,000	917,464

Retail-Automobile - 0.1%

Asbury Automotive Group, Inc. Company Guar. Notes 6.00% due 12/15/2024	326,000	339,855
AutoNation, Inc. Company Guar. Notes 3.80% due 11/15/2027	1,444,000	1,428,076

		1,767,931

Retail-Discount - 0.3%

Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	1,308,000	1,302,599
Wal-Mart Stores, Inc. Senior Bonds 1.90% due 12/15/2020	2,688,000	2,670,360

		3,972,959

Retail-Drug Store - 0.1%

CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	556,879	594,468
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	283,380	316,755
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	493,895	557,338

		1,468,561

Retail-Office Supplies - 0.1%

Arch Merger Sub, Inc. Company Guar. Notes 8.50% due 09/15/2025*	1,135,000	1,021,500

Retail-Pawn Shops - 0.0%

FirstCash, Inc. Company Guar. Notes 5.38% due 06/01/2024*	362,000	376,480

Retail-Restaurants - 0.1%

Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	720,000	721,800
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	770,000	800,800

		1,522,600

Satellite Telecom - 0.1%

Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	785,000	821,306

Savings & Loans/Thrifts - 0.7%

Astoria Financial Corp. Senior Notes 3.50% due 06/08/2020	2,075,000	2,086,846
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020#	3,164,000	3,465,005
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	2,210,000	2,554,452

		8,106,303

Semiconductor Components-Integrated Circuits - 0.1%

QUALCOMM, Inc. Senior Notes 2.10% due 05/20/2020	1,127,000	1,118,134

Semiconductor Equipment - 0.0%

Entegris, Inc. Company Guar. Notes 4.63% due 02/10/2026*	415,000	422,781

Telecom Services - 0.1%

Embarq Corp. Senior Notes 8.00% due 06/01/2036	635,000	603,250

Telecommunication Equipment - 0.0%

Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	269,000	280,096

Telephone-Integrated - 1.5%

AT&T, Inc. Senior Notes 2.85% due 02/14/2023	1,505,000	1,491,596
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	1,230,000	1,112,183
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	1,747,000	1,703,507
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	822,000	780,267
AT&T, Inc. Senior Notes 4.90% due 08/14/2037	4,549,000	4,534,353
AT&T, Inc. Senior Notes 5.30% due 08/14/2058	1,343,000	1,323,458
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	580,000	554,625
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	515,000	528,519
Verizon Communications, Inc. Senior Notes 3.38% due 02/15/2025*	659,000	658,416
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	489,000	491,656
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	2,608,000	2,470,186
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	1,988,000	2,162,862

		17,811,628

Television - 0.1%

Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	594,000	671,220

Transport-Equipment & Leasing - 0.2%

GATX Corp. Senior Notes 3.25% due 09/15/2026	948,000	918,460
GATX Corp. Senior Notes 3.50% due 03/15/2028	710,000	699,471
GATX Corp. Senior Notes 3.85% due 03/30/2027	765,000	783,423

		2,401,354

Transport-Rail - 0.1%

Union Pacific Corp. Senior Notes 3.60% due 09/15/2037	1,036,000	1,048,219

Travel Services - 0.0%

Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	534,000	555,360

Trucking/Leasing - 0.0%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 03/14/2023*	519,000	510,082

Wireless Equipment - 0.0%

ViaSat, Inc. Senior Notes 5.63% due 09/15/2025*	404,000	408,545

Total U.S. Corporate Bonds & Notes (cost $399,664,104)		407,093,914

FOREIGN CORPORATE BONDS & NOTES - 10.3%
Aerospace/Defense-Equipment - 0.1%

Airbus Finance BV Company Guar. Notes 2.70% due 04/17/2023*	1,099,000	1,101,377

Agricultural Chemicals - 0.1%

Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	560,000	595,000

Airport Development/Maintenance - 0.0%

Mexico City Airport Trust Senior Sec. Notes 5.50% due 07/31/2047*	485,000	485,723

Auto-Cars/Light Trucks - 0.1%

Hyundai Capital Services, Inc. Senior Notes 3.00% due 08/29/2022*	1,283,000	1,265,012

Auto/Truck Parts & Equipment-Original - 0.1%

Delphi Jersey Holdings PLC Senior Notes 5.00% due 10/01/2025*	595,000	604,300

Banks-Commercial - 1.1%

Australia & New Zealand Banking Group, Ltd. Senior Notes 1.60% due 07/15/2019	728,000	721,996
BPCE SA Sub. Notes 4.50% due 03/15/2025*	1,800,000	1,875,376
Canadian Imperial Bank of Commerce Senior Notes 2.10% due 10/05/2020	2,621,000	2,603,018
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	1,094,000	1,111,167
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	1,529,000	1,526,278
ICICI Bank, Ltd. Senior Notes 5.75% due 11/16/2020	1,100,000	1,186,577
Intesa Sanpaolo SpA Sub. Notes 5.71% due 01/15/2026*	1,662,000	1,760,726
Rabobank Nederland NY Senior Notes 1.70% due 03/19/2018	377,000	377,104
Santander UK PLC Senior Notes 2.13% due 11/03/2020	733,000	727,157
Toronto-Dominion Bank Senior Notes 1.85% due 09/11/2020	1,568,000	1,550,558

		13,439,957

Beverages-Non-alcoholic - 0.1%

Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	818,000	820,225

Building Societies - 0.1%

Nationwide Building Society Sub. Notes 4.13% due 10/18/2032*	1,018,000	1,016,984

Building-Residential/Commercial - 0.1%

Mattamy Group Corp. Senior Notes 6.50% due 10/01/2025*	616,000	645,260

Cable/Satellite TV - 0.4%

Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	795,000	830,775
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*#	1,045,000	953,563
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	1,643,000	1,655,125
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*	380,000	385,700
Ziggo Secured Finance BV Senior Sec. Notes 5.50% due 01/15/2027*	575,000	580,204

		4,405,367

Cellular Telecom - 0.1%

C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*	617,000	647,850

Chemicals-Diversified - 0.2%

Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*	971,000	966,388
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	425,000	428,187
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.38% due 09/01/2025*	565,000	589,651

		1,984,226

Computers-Memory Devices - 0.1%

Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025#	725,000	706,142

Cruise Lines - 0.1%

Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*	775,000	835,062

Diversified Banking Institutions - 2.3%

Barclays PLC Sub. Notes 4.84% due 05/09/2028	1,815,000	1,885,837
BNP Paribas SA Senior Notes 3.80% due 01/10/2024*#	1,576,000	1,629,509
Credit Agricole SA Senior Notes 3.25% due 10/04/2024*	910,000	904,489
Credit Agricole SA Senior Notes 4.13% due 01/10/2027*	1,129,000	1,170,097
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*	2,886,000	2,994,083
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	1,176,000	1,193,732

HSBC Holdings PLC Senior Notes 4.04% due 03/13/2028	974,000	1,012,054
Lloyds Banking Group PLC Senior Notes 2.91% due 11/07/2023	1,195,000	1,185,972
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025	1,168,000	1,226,812
Macquarie Group, Ltd. Senior Notes 3.76% due 11/28/2028*	539,000	537,225
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.67% due 07/25/2022	1,275,000	1,264,467
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.95% due 03/01/2021	1,135,000	1,147,238
Mizuho Financial Group, Inc. Senior Notes 2.27% due 09/13/2021	3,722,000	3,652,589
Royal Bank of Scotland Group PLC Senior Notes 3.50% due 05/15/2023	587,000	588,261
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	454,000	461,693
UBS AG Senior Notes 2.20% due 06/08/2020*	723,000	719,601
UBS AG Senior Notes 2.45% due 12/01/2020*	1,088,000	1,086,663
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*	702,000	714,011
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 09/24/2025*	269,000	282,020
UBS Group Funding Switzerland AG Company Guar. Notes 4.25% due 03/23/2028*	779,000	818,435
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*#	1,622,000	1,730,904

		26,205,692

Diversified Financial Services - 0.2%

GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	2,229,000	2,377,559

Diversified Manufacturing Operations - 0.2%

Siemens Financieringsmaatschappij NV Company Guar. Notes 2.20% due 03/16/2020*	2,165,000	2,167,425

Diversified Minerals - 0.1%

Anglo American Capital PLC Company Guar. Notes 4.00% due 09/11/2027*	773,000	759,466
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.75% due 05/15/2022*	660,000	670,718

		1,430,184

E-Commerce/Products - 0.0%

Alibaba Group Holding, Ltd. Senior Notes 4.00% due 12/06/2037	436,000	442,783

Electric-Generation - 0.1%

Electricite de France SA Senior Notes 2.35% due 10/13/2020*	1,442,000	1,442,759
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	339,000	376,758

		1,819,517

Electric-Integrated - 0.6%

EDP Finance BV Senior Notes 3.63% due 07/15/2024*	2,031,000	2,042,252
Enel Finance International NV Company Guar. Notes 3.50% due 04/06/2028*	676,000	658,970
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*	2,632,000	2,588,347
Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*	1,718,000	1,783,748

		7,073,317

Electronic Connectors - 0.0%

Tyco Electronics Group SA Company Guar. Notes 3.13% due 08/15/2027	529,000	520,605

Finance-Consumer Loans - 0.1%

Goeasy, Ltd. Company Guar. Notes 7.88% due 11/01/2022*	600,000	624,750

Finance-Leasing Companies - 0.0%

Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	323,000	343,349

Gambling (Non-Hotel) - 0.1%

International Game Technology PLC Senior Sec. Notes 6.50% due 02/15/2025*	515,000	580,019

Gold Mining - 0.2%

Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	501,000	572,665

Kinross Gold Corp. Company Guar. Notes 4.50% due 07/15/2027*	1,390,000	1,400,425

		1,973,090

Insurance-Life/Health - 0.1%

AIA Group, Ltd. Senior Notes 4.50% due 03/16/2046*	495,000	543,472
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	798,000	801,205

		1,344,677

Insurance-Property/Casualty - 0.0%

Enstar Group, Ltd. Senior Notes 4.50% due 03/10/2022	533,000	548,583

Machinery-Farming - 0.1%

CNH Industrial NV Senior Notes 3.85% due 11/15/2027	1,353,000	1,345,607

Medical-Drugs - 0.2%

Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	1,044,000	1,021,544
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	1,510,000	1,320,948
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	561,000	600,971

		2,943,463

Metal-Copper - 0.1%

First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*	615,000	650,362
HudBay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*	525,000	579,469

		1,229,831

Metal-Iron - 0.1%

Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026#	781,000	905,874

Oil Companies-Exploration & Production - 0.6%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	681,000	869,990
CNOOC Curtis Funding No. 1 Pty, Ltd. Company Guar. Notes 4.50% due 10/03/2023	3,200,000	3,427,123
Empresa Nacional del Petroleo Senior Notes 4.50% due 09/14/2047	1,250,000	1,186,250
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	872,000	798,970
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*#	464,000	454,720

		6,737,053

Oil Companies-Integrated - 1.0%

BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	1,130,000	1,159,872
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035	700,000	754,880
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047*	1,552,000	1,641,085
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	4,231,000	4,473,860
Petronas Capital, Ltd. Company Guar. Notes 5.25% due 08/12/2019	500,000	523,318
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	902,000	901,239
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020	1,024,000	1,024,524
Suncor Energy, Inc. Senior Notes 4.00% due 11/15/2047	690,000	691,031

		11,169,809

Oil-Field Services - 0.1%

KCA Deutag UK Finance PLC Senior Sec. Notes 9.88% due 04/01/2022*	679,000	714,647
Trinidad Drilling, Ltd. Company Guar. Notes 6.63% due 02/15/2025*#	725,000	692,375
Weatherford International, Ltd. Company Guar. Notes 9.88% due 02/15/2024#	350,000	367,063

		1,774,085

Paper & Related Products - 0.1%

Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	650,000	670,312
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	350,000	367,500

		1,037,812

Printing-Commercial - 0.1%

Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*	1,240,000	1,277,200

Retail-Major Department Stores - 0.0%

SACI Falabella Senior Notes 3.75% due 10/30/2027*	493,000	482,396

Satellite Telecom - 0.1%

Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	800,000	655,000
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023	720,000	406,800
Telesat Canada/Telesat LLC Company Guar. Notes 8.88% due 11/15/2024*	655,000	731,962

		1,793,762

Semiconductor Equipment - 0.1%

Sensata Technologies BV Company Guar. Notes 4.88% due 10/15/2023*	380,000	396,815
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	236,000	251,930

		648,745

Steel-Producers - 0.1%

ArcelorMittal Senior Notes 6.13% due 06/01/2025	785,000	902,750

SupraNational Banks - 0.2%

European Investment Bank Senior Notes 1.63% due 08/14/2020	2,603,000	2,573,103

Telephone-Integrated - 0.5%

Deutsche Telekom International Finance BV Company Guar. Notes 2.49% due 09/19/2023*	1,124,000	1,088,370
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	1,882,000	2,428,533
Telefonica Emisiones SAU Company Guar. Notes 4.10% due 03/08/2027	730,000	747,305
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	1,107,000	1,210,711

		5,474,919

Transport-Rail - 0.2%

Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	623,000	805,202
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.95% due 07/10/2042	1,200,000	1,363,800

		2,169,002

Total Foreign Corporate Bonds & Notes
(cost $116,555,671)		118,469,446

FOREIGN GOVERNMENT OBLIGATIONS - 6.9%
Banks-Special Purpose - 0.6%

Brazilian Development Bank Senior Notes 5.50% due 07/12/2020	2,300,000	2,419,600
Brazilian Development Bank Senior Notes 6.50% due 06/10/2019	2,300,000	2,413,344
China Development Bank Corp. Senior Notes 2.50% due 10/09/2020	2,400,000	2,389,171

		7,222,115

Central Bank - 0.1%

Central Bank of Tunisia Senior Notes 5.75% due 01/30/2025	1,200,000	1,189,495

Sovereign - 6.2%

Dominican Republic Senior Bonds 5.88% due 04/18/2024	1,600,000	1,722,416
Dominican Republic Senior Bonds 7.45% due 04/30/2044	1,850,000	2,206,125
Government of Egypt Senior Notes 8.50% due 01/31/2047	1,150,000	1,314,841
Government of Jamaica Senior Notes 8.00% due 03/15/2039	1,600,000	1,968,336
Government of Romania Senior Notes 6.13% due 01/22/2044	1,300,000	1,664,624
Government of Ukraine Senior Notes 7.38% due 09/25/2032*	1,600,000	1,576,480
Kingdom of Bahrain Senior Bonds 7.50% due 09/20/2047*	1,600,000	1,517,600
Kingdom of Jordan Senior Notes 7.38% due 10/10/2047*	1,300,000	1,338,974
Republic of Argentina Senior Notes 6.88% due 04/22/2021	750,000	814,125
Republic of Argentina Senior Notes 8.28% due 12/31/2033	1,121,630	1,308,382
Republic of Azerbaijan Senior Notes 4.75% due 03/18/2024	1,600,000	1,640,672

Republic of Belarus Senior Notes 7.63% due 06/29/2027	1,400,000	1,529,276
Republic of Chile Senior Notes 3.25% due 09/14/2021	1,850,000	1,913,825
Republic of Colombia Senior Bonds 7.38% due 09/18/2037	600,000	801,600
Republic of Colombia Senior Notes 7.38% due 09/18/2037	200,000	267,200
Republic of Colombia Senior Notes 8.13% due 05/21/2024	800,000	1,018,000
Republic of Croatia Senior Notes 6.38% due 03/24/2021	2,600,000	2,863,224
Republic of Guatemala Senior Notes 4.38% due 06/05/2027*	340,000	339,150
Republic of Guatemala Senior Notes 4.88% due 02/13/2028	1,000,000	1,029,630
Republic of Honduras Senior Notes 6.25% due 01/19/2027	1,900,000	2,020,403
Republic of Hungary Senior Notes 5.38% due 02/21/2023	3,200,000	3,574,400
Republic of Indonesia Senior Notes 5.88% due 01/15/2024	1,000,000	1,135,428
Republic of Indonesia Senior Notes 6.63% due 02/17/2037	1,200,000	1,527,709
Republic of Iraq Senior Notes 6.75% due 03/09/2023*	1,150,000	1,161,514
Republic of Ivory Coast Senior Notes 5.75% due 12/31/2032	579,000	577,553
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033*	900,000	902,340
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033	400,000	401,040
Republic of Lebanon Senior Notes 5.80% due 04/14/2020	1,500,000	1,456,500
Republic of Lebanon Senior Notes 8.25% due 04/12/2021	500,000	512,830
Republic of Nigeria Senior Notes 7.63% due 11/28/2047*	1,350,000	1,390,500
Republic of Panama Senior Notes 4.00% due 09/22/2024	3,700,000	3,954,375
Republic of Peru Senior Notes 5.63% due 11/18/2050	1,900,000	2,432,000
Republic of Peru Senior Notes 8.75% due 11/21/2033	1,000,000	1,580,000
Republic of Poland Senior Notes 3.00% due 03/17/2023#	1,600,000	1,629,843
Republic of Poland Senior Notes 3.00% due 03/17/2023	700,000	713,056
Republic of Poland Senior Notes 5.13% due 04/21/2021	850,000	925,650
Republic of Serbia Senior Bonds 4.88% due 02/25/2020	2,600,000	2,706,184
Republic of South Africa Senior Notes 4.67% due 01/17/2024	1,800,000	1,827,375
Republic of South Africa Senior Notes 6.25% due 03/08/2041	700,000	745,363
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026	1,500,000	1,645,493
Republic of the Philippines Senior Notes 4.00% due 01/15/2021	950,000	998,466
Republic of Turkey Senior Notes 6.25% due 09/26/2022	1,100,000	1,186,000
Republic of Turkey Senior Notes 8.00% due 02/14/2034	800,000	965,736
Republic of Zambia Senior Notes 8.97% due 07/30/2027	1,300,000	1,431,625
Russian Federation Senior Notes 4.75% due 05/27/2026	1,200,000	1,269,643
Russian Federation Senior Notes 4.88% due 09/16/2023	1,200,000	1,304,400
Russian Federation Senior Notes 5.00% due 04/29/2020	1,200,000	1,264,200
United Mexican States Senior Bonds 3.63% due 03/15/2022	1,400,000	1,461,600
United Mexican States Senior Notes 4.15% due 03/28/2027#	890,000	931,830
United Mexican States Senior Notes 4.35% due 01/15/2047	1,128,000	1,091,904

United Mexican States Senior Bonds 4.75% due 03/08/2044	86,000	87,376

		71,646,816

Total Foreign Government Obligations (cost $79,782,557)		80,058,426

U.S. GOVERNMENT AGENCIES - 32.5%
Federal Home Loan Mtg. Corp. - 12.0%

2.50% due 01/01/2028	755,839	759,610
2.50% due 04/01/2028	1,647,596	1,655,290
2.50% due 03/01/2031	950,045	948,713
2.50% due 10/01/2032	4,908,869	4,901,987
3.00% due 08/01/2027	321,359	327,754
3.00% due 10/01/2042	1,560,982	1,569,032
3.00% due 11/01/2042	1,260,542	1,264,600
3.00% due 02/01/2043	1,855,689	1,855,534
3.00% due 04/01/2043	1,837,870	1,845,258
3.00% due 05/01/2043	645,730	649,060
3.00% due 08/01/2043	6,577,450	6,591,769
3.00% due 07/01/2045	11,518,805	11,506,246
3.00% due 10/01/2045	6,817,181	6,810,541
3.00% due 05/01/2046	5,340,818	5,336,232
3.00% due 08/01/2046	6,368,336	6,362,868
3.00% due December 30 TBA	8,385,000	8,363,463
3.50% due 01/01/2032	5,652,957	5,857,674
3.50% due 03/01/2042	4,595,914	4,735,177
3.50% due 04/01/2042	1,864,004	1,920,479
3.50% due 08/01/2042	1,564,272	1,613,960
3.50% due 09/01/2043	1,541,904	1,590,881
3.50% due 03/01/2045	1,362,293	1,397,630
3.50% due 07/01/2045	9,129,458	9,385,447
3.50% due 08/01/2045	2,632,853	2,711,549
3.50% due 11/01/2045	4,948,053	5,075,900
3.50% due 01/01/2046	3,028,954	3,107,216
4.00% due 03/01/2023	205,038	211,068
4.00% due 09/01/2040	1,570,832	1,647,447
4.00% due 07/01/2044	113,940	119,090
4.00% due 10/01/2045	4,192,966	4,380,982
4.00% due 01/01/2046	884,472	932,799
4.50% due 11/01/2018	5,795	5,893
4.50% due 02/01/2019	9,081	9,248
4.50% due 12/01/2039	647,892	699,960
4.50% due 07/01/2044	1,549,048	1,654,092
4.50% due 09/01/2044	6,320,863	6,726,410
5.00% due 10/01/2033	1,616	1,749
5.00% due 07/01/2040	849,405	922,079
5.00% due 11/01/2043	3,453,768	3,760,022
5.50% due 11/01/2018	2,424	2,441
5.50% due 11/01/2032	9,547	10,518
5.50% due 07/01/2034	31,375	34,889
5.50% due 02/01/2035	37,075	40,639
5.50% due 07/01/2035	1,193	1,332
5.50% due 01/01/2036	217,679	242,801
5.50% due 05/01/2037	34,907	38,517
6.00% due 07/01/2035	85,771	96,105
6.00% due 03/01/2040	179,193	202,175
6.50% due 12/01/2032	20,890	23,126
6.50% due 02/01/2036	14,537	16,146
6.50% due 09/01/2036	325	359
6.50% due 05/01/2037	48,557	54,541

Federal Home Loan Mtg. Corp. FRS 2.91% (6 ML+1.54%) due 02/01/2037	233,089	241,163
3.62% (12 ML+1.89%) due 11/01/2037	1,784,240	1,882,940
Federal Home Loan Mtg. Corp. REMIC Series 3820, Class DA 4.00% due 11/15/2035(2)	4,742,623	4,834,496
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 5.55% (6.80%-1 ML) due 09/15/2039(2)(5)(6)	1,238,760	154,438
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2017-HQA1, Class M1 2.44% (1 ML+1.20%) due 08/25/2029(2)	2,640,765	2,666,390
Series 2015-DNA1, Class M2 3.09% (1 ML+1.85%) due 10/25/2027(2)	1,000,000	1,023,000
Series 2014-DN1, Class M2 3.44% (1 ML+2.20%) due 02/25/2024(2)	1,602,568	1,652,525
Series 2014-HQ2, Class M2 3.53% (1 ML+2.20%) due 09/25/2024(2)	3,294,917	3,402,408
Series 2015-HQ1, Class M2 3.53% (1 ML+2.20%) due 03/25/2025(2)	9,578	9,632
Series 2015-HQA1, Class M2 3.89% (1 ML+2.65%) due 03/25/2028(2)	725,131	743,255
Series 2014-HQ3, Class M2 3.98% (1 ML+2.65%) due 10/25/2024(2)	13,870	13,899

Series 2016-HQA1, Class M2 3.99% (1 ML+2.75%) due 09/25/2028(2)	1,314,000	1,349,261

		137,951,705

Federal National Mtg. Assoc. - 18.0%

2.50% due 09/01/2027	499,066	501,355
2.50% due 02/01/2028	1,636,169	1,643,671
2.50% due 04/01/2028	418,030	419,819
2.50% due 01/01/2032	2,847,452	2,843,236
3.00% due 04/01/2027	1,202,247	1,228,406
3.00% due 10/01/2027	200,683	205,046
3.00% due 01/01/2028	1,627,237	1,662,657
3.00% due 10/01/2030	3,073,666	3,138,516
3.00% due 10/01/2032	10,851,351	11,063,111
3.00% due 03/01/2042	3,102,383	3,111,799
3.00% due 12/01/2042	2,891,359	2,900,158
3.00% due 05/01/2043	3,455,556	3,466,073
3.00% due 05/01/2046	4,060,205	4,052,648
3.00% due 09/01/2046	1,832,259	1,828,848
3.00% due December 30 TBA	11,195,000	11,166,639
3.50% due 08/01/2026	1,299,979	1,343,652
3.50% due 09/01/2026	1,193,687	1,236,126
3.50% due 08/01/2027	148,380	153,379
3.50% due 10/01/2028	2,718,854	2,814,312
3.50% due 12/01/2041	439,728	453,792
3.50% due 03/01/2042	651,458	671,123
3.50% due 08/01/2042	4,197,316	4,326,245
3.50% due 09/01/2042	589,330	606,454
3.50% due 02/01/2043	3,026,663	3,133,937
3.50% due 04/01/2045	636,297	654,737
3.50% due 07/01/2045	1,986,136	2,038,061
3.50% due 08/01/2045	2,620,137	2,695,973
3.50% due 09/01/2045	595,085	610,643
3.50% due 10/01/2045	3,344,806	3,449,297
3.50% due 11/01/2045	5,322,728	5,461,882
3.50% due 12/01/2045	13,891,062	14,254,222
3.50% due 02/01/2046	2,393,399	2,455,971
3.50% due 03/01/2046	11,237,987	11,531,787
3.50% due 07/01/2046	7,411,002	7,631,946
3.50% due December 30 TBA	5,000,000	5,126,758
4.00% due 11/01/2025	104,129	109,028
4.00% due 09/01/2040	126,872	133,192
4.00% due 10/01/2040	253,419	266,004
4.00% due 12/01/2040	2,184,192	2,292,486
4.00% due 10/01/2041	1,307,859	1,372,579
4.00% due 11/01/2041	1,432,477	1,503,291
4.00% due 01/01/2043	2,468,067	2,609,568
4.00% due 10/01/2043	3,259,367	3,449,257
4.00% due 10/01/2044	4,265,986	4,462,274
4.00% due 02/01/2045	4,754,656	5,010,551
4.00% due 02/01/2046	3,537,010	3,696,673
4.00% due 06/01/2046	321,793	336,365
4.00% due 01/01/2047	5,370,695	5,615,305
4.00% due 05/01/2047	5,048,955	5,278,588
4.50% due 06/01/2018	469	477
4.50% due 10/01/2024	443,948	466,442
4.50% due 03/01/2025	654,182	688,443
4.50% due 06/01/2039	159,380	170,241
4.50% due 01/01/2040	434,940	467,036
4.50% due 02/01/2040	1,150,422	1,249,707
4.50% due 05/01/2040	378,283	410,202
4.50% due 11/01/2040	353,177	378,516
4.50% due 12/01/2040	353,730	379,173
4.50% due 05/01/2041	774,816	830,152
4.50% due 03/01/2042	3,419,106	3,652,250
4.50% due 08/01/2045	9,644,996	10,503,058
4.50% due 04/01/2047	2,550,705	2,714,433
5.00% due 09/01/2018	581	591
5.00% due 10/01/2018	424	432
5.00% due 03/01/2020	2,128	2,182
5.00% due 06/01/2022	54,996	56,491
5.00% due 10/01/2024	249,004	255,835
5.00% due 09/01/2033	672,243	734,521
5.00% due 04/01/2040	294,260	318,051
5.00% due 05/01/2040	716,093	776,306
5.00% due 06/01/2040	3,372,222	3,657,486
5.00% due 07/01/2040	777,601	842,857
5.00% due 02/01/2045	1,985,486	2,184,407
5.50% due 12/01/2029	175,039	192,472
5.50% due 12/01/2033	33,034	36,807
5.50% due 07/01/2037	36,658	40,541
5.50% due 08/01/2037	1,657,789	1,841,046
5.50% due 06/01/2038	187,492	208,004
5.50% due 09/01/2039	630,658	700,237
6.00% due 08/01/2034	31,534	35,856
6.00% due 11/01/2035	48,265	54,119
6.00% due 06/01/2036	70,343	79,823
6.00% due 12/01/2036	121,128	137,122
6.00% due 07/01/2038	578,562	654,459
6.00% due 09/01/2038	316,657	358,138
6.00% due 11/01/2038	188,915	213,455
Federal National Mtg. Assoc. FRS 3.01% (6 ML+1.54%) due 09/01/2035	1,415,582	1,469,139
3.13% (1 Yr USTYCR+2.19%) due 10/01/2035	1,603,671	1,688,410
3.18% (1 Yr USTYCR+2.26%) due 11/01/2036	665,635	703,562
3.29% (12 ML+1.57%) due 05/01/2037	373,668	390,776
3.39% (12 ML+1.66%) due 07/01/2039	1,147,544	1,206,910

3.43% (12 ML+1.77%) due 05/01/2040	1,716,211	1,798,551
3.57% (12 ML+1.82%) due 10/01/2040	401,157	420,160
3.58% (12 ML+1.83%) due 10/01/2040	865,689	908,475
3.66% (12 ML+1.91%) due 08/01/2035	968,923	1,029,986
Federal National Mtg. Assoc. REMIC Series 2017-94, Class DA 3.00% due 06/25/2045(2)	6,198,069	6,257,793
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C01, Class M1 2.84% (1 ML+1.60%) due 01/25/2024(2)	441,419	445,143
Series 2013-C01, Class M1 3.24% (1 ML+2.00%) due 10/25/2023(2)	21,976	22,131

		207,649,844

Government National Mtg. Assoc. - 2.5%

3.00% due 02/20/2045	2,292,190	2,313,320
3.00% due 05/20/2045	1,775,304	1,791,212
3.00% due 07/20/2045	439,924	443,809
3.00% due 11/20/2045	3,724,142	3,756,638
3.00% due 12/20/2045	2,991,672	3,017,777
3.00% due December 30 TBA	5,000,000	5,038,672
3.50% due 03/20/2045	1,591,454	1,648,344
3.50% due 07/20/2045	772,605	800,225
4.00% due 03/20/2044	982,828	1,034,392
4.00% due 07/20/2045	2,800,730	2,940,623
4.00% due 10/20/2045	1,024,865	1,076,057
4.50% due 05/15/2039	627,693	677,858
5.00% due 05/15/2034	230,207	250,833
5.00% due 01/15/2040	576,156	636,298
5.50% due 12/15/2039	716,303	798,885
6.00% due 10/15/2039	468,540	525,067
7.00% due 09/15/2028	3,634	3,697
Government National Mtg. Assoc. REMIC VRS Series 2013-118, Class B 2.50% due 10/16/2043(1)(9)	1,700,000	1,640,227

		28,393,934

Tennessee Valley Authority - 0.0%

Tennessee Valley Authority 1.75% due 10/15/2018	565,000	565,173

Total U.S. Government Agencies (cost $378,259,795)		374,560,656

U.S. GOVERNMENT TREASURIES - 6.9%
United States Treasury Bonds - 3.9%

2.25% due 08/15/2027#	6,229,000	6,130,942
2.50% due 02/15/2045	1,189,000	1,113,852
2.50% due 02/15/2046	1,783,000	1,666,478
2.50% due 05/15/2046	1,426,000	1,331,862
2.75% due 08/15/2047	1,300,000	1,277,859
2.88% due 11/15/2046	1,630,000	1,642,607
3.00% due 05/15/2045	595,000	614,663
3.00% due 11/15/2045	3,499,000	3,613,811
3.00% due 02/15/2047	2,832,000	2,925,146
3.00% due 05/15/2047	13,750,000	14,203,857
3.13% due 11/15/2041	815,000	863,486
3.13% due 02/15/2042	1,908,000	2,020,319
3.13% due 08/15/2044	310,000	327,898
3.63% due 08/15/2043	476,000	547,195
3.63% due 02/15/2044	523,000	602,083
3.75% due 08/15/2041	37,000	43,276
3.88% due 08/15/2040	140,000	166,551
4.25% due 11/15/2040	713,000	894,258
4.38% due 05/15/2041	452,000	577,889
4.50% due 02/15/2036#	2,986,000	3,821,380
4.63% due 02/15/2040	68,000	89,412
5.25% due 11/15/2028	375,000	475,708

		44,950,532

United States Treasury Notes - 3.0%

0.13% due 04/15/2018 TIPS(7)	583,950	582,201
0.75% due 01/31/2018	1,173,000	1,172,024
0.88% due 01/31/2018#	1,295,000	1,294,189
1.00% due 05/31/2018	3,279,000	3,271,443
1.25% due 11/30/2018	3,865,000	3,848,242
1.38% due 06/30/2018	951,000	950,368
1.38% due 07/31/2018	1,141,000	1,139,752
1.38% due 12/31/2018	476,000	474,345
1.38% due 01/31/2021	2,107,000	2,069,387
1.50% due 08/31/2018	1,664,000	1,662,895
1.63% due 12/31/2019	584,000	581,696
1.63% due 08/31/2022	5,000,000	4,885,547
1.75% due 12/31/2020	480,000	477,225
2.00% due 11/15/2021	238,000	237,684
2.00% due 07/31/2022	492,000	489,290
2.00% due 11/15/2026	7,000,000	6,768,945
2.13% due 12/31/2021	473,000	474,238
2.13% due 07/31/2024	440,000	435,239
2.25% due 11/15/2027#	2,000,000	1,970,547
2.38% due 05/31/2018	1,338,000	1,343,906
3.38% due 11/15/2019	262,000	269,962

		34,399,125

Total U.S. Government Treasuries (cost $79,369,591)		79,349,657

COMMON STOCKS - 0.0%
Television - 0.0%

ION Media Networks, Inc.†(3)(4) (cost $1)	79	64,422

PREFERRED SECURITIES - 0.1%
Electric-Distribution - 0.0%
Entergy Louisiana LLC 4.70%	22,875	572,561

Sovereign Agency - 0.0%

Federal Home Loan Mtg. Corp. Series Z 8.38%†	6,900	45,885

Telecom Services - 0.1%

Qwest Corp. 6.13%#	27,125	621,977

Total Preferred Securities (cost $1,356,414)		1,240,423

PREFERRED SECURITIES/CAPITAL SECURITIES - 3.3%
Banks-Commercial - 0.5%

Banco Bilbao Vizcaya Argentaria SA 6.13% due 11/16/2027#(8)	1,000,000	1,025,000
Bank of Nova Scotia 4.65% due 10/12/2022(8)	3,020,000	3,012,450
Rabobank Nederland 11.00% due 06/30/2019*(8)	1,033,000	1,162,125
Standard Chartered PLC 7.50% due 04/02/2022*#(8)	354,000	382,762

		5,582,337

Banks-Super Regional - 0.2%

SunTrust Banks, Inc. 5.05% due 06/15/2022(8)	1,949,000	1,985,641
Wells Fargo Capital X 5.95% due 12/01/2086	413,000	472,047

		2,457,688

Diversified Banking Institutions - 1.2%

BAC Capital Trust XIII VRS Series F 4.00% due 12/20/2017(8)(9)	862,000	761,793
Goldman Sachs Group, Inc. Series P 5.00% due 11/10/2022(8)	2,627,000	2,607,297
HSBC Holdings PLC 6.00% due 05/22/2027(8)	1,763,000	1,852,031
JPMorgan Chase & Co. Series CC 4.63% due 11/01/2022(8)	4,785,000	4,707,244
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(8)	1,759,000	1,948,567
Royal Bank of Scotland Group PLC 8.00% due 08/10/2025#(8)	425,000	483,472
Societe Generale SA 7.88% due 12/18/2023*#(8)	993,000	1,122,090

		13,482,494

Electric-Integrated - 0.1%

Dominion Resources, Inc. 5.75% due 10/01/2054	754,000	814,320
Southern Co. Series B 5.50% due 03/15/2057	892,000	945,714

		1,760,034

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(3)(4)	148,000	15

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	817,000	852,157

Food-Dairy Products - 0.1%

Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	503,000	585,995

Insurance-Life/Health - 0.1%

Prudential Financial, Inc. 4.50% due 09/15/2047#	623,000	630,787
Prudential Financial, Inc. 5.63% due 06/15/2043	921,000	998,134

		1,628,921

Insurance-Multi-line - 0.1%

MetLife, Inc. 6.40% due 12/15/2066	1,052,000	1,204,414

Pipelines - 0.7%

Enbridge, Inc. 5.50% due 07/15/2077	1,744,000	1,739,640
Energy Transfer Partners LP 6.25% due 02/15/2023(8)	2,503,000	2,465,455
EnLink Midstream Partners LP 6.00% due 12/15/2022(8)	1,005,000	976,005
Enterprise Products Operating LLC 4.88% due 08/16/2077	842,000	839,895
Enterprise Products Operating LLC 5.25% due 08/16/2077	740,000	740,392
TransCanada Trust 5.30% due 03/15/2077	767,000	793,845
TransCanada Trust 5.63% due 05/20/2075	490,000	518,322

		8,073,554

Tools-Hand Held - 0.2%
Stanley Black & Decker, Inc. 5.75% due 12/15/2053#	1,817,000	1,871,510

Total Preferred Securities/Capital Securities (cost $36,213,878)		37,499,119

Total Long-Term Investment Securities (cost $1,129,940,614)		1,136,900,048

SHORT-TERM INVESTMENT SECURITIES - 4.7%
Registered Investment Companies - 2.0%

State Street Navigator Securities Lending Government Money Market Portfolio 1.04%(10)(11)	23,260,723	23,260,723

Time Deposits - 2.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 12/01/2017	30,511,000	30,511,000

Total Short-Term Investment Securities (cost $53,771,723)		53,771,723

TOTAL INVESTMENTS (cost $1,183,712,337)	103.3%	1,190,671,771
Liabilities in excess of other assets	(3.3)	(38,519,317)

NET ASSETS	100.0%	$1,152,152,454

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2017, the aggregate value of these securities was $195,319,510 representing 17.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 1).
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Securities classified as Level 3 (see Note 1).
(4)	Illiquid security. At November 30, 2017, the aggregate value of these securities was $64,540 representing 0.0% of net assets.
(5)	Interest Only
(6)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at November 30, 2017.
(7)	Principal amount of security is adjusted for inflation.
(8)	Perpetual maturity - maturity date reflects the next call date.
(9)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(10)	At November 30, 2017, the Fund had loaned securities with a total value of $42,203,181. This was secured by collateral of $23,260,723, which was received in cash and subsequently invested in short-term investments currently valued at $23,260,723 as reported in the Portfolio of Investments. Additional collateral of $20,074,276 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2017
Federal Home Loan Mtg. Corp.	1.60% to 30.25%	05/15/2018 to 12/01/2047	$1,752,175
Federal National Mtg. Assoc.	zero coupon to 18.22%	07/25/2019 to 01/01/2049	4,500,303
Government National Mtg. Assoc.	1.24% to 11.42%	12/16/2024 to 11/20/2063	1,639,456
United States Treasury Bills	0.00%	01/04/2018 to 03/29/2018	157,890
United States Treasury Notes/Bonds	0.13% to 8.13%	01/15/2018 to 05/15/2046	12,024,452

(11)	The rate shown is the 7-day yield as of November 30, 2017.

REMIC - Real Estate Mortgage Investment Conduit

TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS - Treasury Inflation Protected Securities

ULC - Unlimited Liability Corp.

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at November 30, 2017 and unless noted otherwise, the dates are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

3 ML - 3 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML - 12 Month USD LIBOR

1 Yr USTYCR - 1 Year US Treasury Yield Curve Rate

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$38,563,985	$—	$38,563,985
U.S. Corporate Bonds & Notes:
Airlines	—	562,656	37,773	600,429
Finance - Investment Banker/Broker	—	1,391,616	41	1,391,657
Gambling (Non-Hotel)	—	1,246,575	77	1,246,652
Other Industries	—	403,855,176	—	403,855,176
Foreign Corporate Bonds & Notes	—	118,469,446	—	118,469,446
Foreign Government Obligations	—	80,058,426	—	80,058,426
U.S. Government Agencies	—	374,560,656	—	374,560,656
U.S. Government Treasuries	—	79,349,657	—	79,349,657
Common Stocks	—	—	64,422	64,422
Preferred Securities	1,240,423	—	—	1,240,423
Preferred Securities/Capital Securities:
Finance - Investment Banker/Broker	—	—	15	15
Other Industries	—	37,499,104	—	37,499,104
Short-Term Investment Securities:
Registered Investment Companies	23,260,723	—	—	23,260,723
Time Deposits	—	30,511,000	—	30,511,000

Total Investments at Value	$24,501,146	$1,166,068,297	$102,328	$1,190,671,771

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company II Government Money Market II Fund

PORTFOLIO OF INVESTMENTS - November 30, 2017 - (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 99.7%
U.S. Government Agencies - 68.2%

Federal Farm Credit Bank FRS 1.09% (1ML-0.15%) due 10/11/2018	$8,000,000	$7,999,819
1.28% (1 ML+0.04%) due 01/02/2018	9,250,000	9,251,981
Federal Home Loan Bank
1.02% due 12/15/2017	3,000,000	2,998,810
1.04% due 12/15/2017	1,000,000	999,596
1.14% due 12/20/2017	8,400,000	8,394,946
1.15% due 12/27/2017	6,500,000	6,494,601
1.18% due 12/27/2017	5,000,000	4,995,728
Federal Home Loan Bank FRS 1.09% (1ML-0.19%) due 02/16/2018	5,000,000	5,000,000
1.13% (1ML-0.18%) due 01/02/2018	8,000,000	8,000,000
1.13% (3ML-0.25%) due 05/02/2018	5,500,000	5,499,549
1.15% (1 ML-0.13%) due 08/20/2018	3,000,000	3,000,000
1.17% (1 ML-0.12%) due 11/21/2018	2,000,000	2,000,000
1.31% (1 ML+0.07%) due 12/05/2017	755,000	755,010
1.31% (1 ML+0.07%) due 12/07/2017	1,500,000	1,500,025
Federal National Mtg. Assoc.
0.95% due 12/01/2017	10,000,000	10,000,000
1.02% due 12/06/2017	3,000,000	2,999,575
1.15% due 01/08/2018	6,000,000	5,992,717
Federal National Mtg. Assoc. FRS 1.28% (3ML-0.05%) due 03/21/2018	1,000,000	1,000,576

Total U.S. Government Agencies (amortized cost $86,882,933)		86,882,933

U.S. Government Treasuries - 31.5%

United States Treasury Bills
0.94% due 12/07/2017	5,000,000	4,999,221
1.00% due 12/28/2017	6,000,000	5,995,513
1.02% due 12/07/2017	13,000,000	12,997,785
1.03% due 12/07/2017	5,000,000	4,999,141
1.03% due 12/14/2017	3,000,000	2,998,883
1.09% due 01/04/2018	2,100,000	2,097,838
1.12% due 12/21/2017	2,000,000	1,998,761
1.14% due 12/28/2017	4,100,000	4,096,509

Total U.S. Government Treasuries (amortized cost $40,183,651)		40,183,651

Total Short-Term Investment Securities - 99.7% (amortized cost $127,066,584)		127,066,584

REPURCHASE AGREEMENTS - 0.3%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 11/30/2017, to be repurchased 12/01/2017 in the amount of $454,002 and collateralized by $465,000 of United States Treasury Notes, bearing interest at 1.75%, due 11/30/2019 and having an approximate value of $464,419 (cost $454,000)	454,000	454,000

TOTAL INVESTMENTS (amortized cost $127,520,584)	100.0%	127,520,584
Liabilities in excess of other assets	(0.0)	(56,662)

NET ASSETS	100.0%	$127,463,922

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at November 30, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

3 ML - 3 Month USD LIBOR

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Short-Term Investment Securities	$—	127,066,584	$—	$127,066,584
Repurchase Agreements	—	454,000	—	454,000

Total Investments at Value	$—	$127,520,584	$—	$127,520,584

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS - November 30, 2017 - (unaudited)

Security Description	Principal Amount/ Shares(13)	Value (Note 1)
CONVERTIBLE BONDS & NOTES - 1.7%
Applications Software - 0.3%

ServiceNow, Inc. Senior Notes zero coupon due 06/01/2022*#	$1,304,000	$1,442,550

Cable/Satellite TV - 0.4%

DISH Network Corp. Senior Notes 3.38% due 08/15/2026	2,000,000	2,228,750

Commercial Services-Finance - 0.2%

Cardtronics, Inc. Company Guar. Notes 1.00% due 12/01/2020(1)	1,360,000	1,214,650

Electronic Components-Semiconductors - 0.4%

Microchip Technology, Inc. Senior Sub. Notes 1.63% due 02/15/2027*	1,068,000	1,243,553
Microchip Technology, Inc. Junior Sub. Notes 2.25% due 02/15/2037*(1)	1,113,000	1,294,558

		2,538,111

Enterprise Software/Service - 0.2%

Workday, Inc. Senior Notes 0.25% due 10/01/2022*	1,400,000	1,380,750

Multimedia - 0.2%

Liberty Media Corp.-Liberty Formula One Senior Notes 1.00% due 01/30/2023*	800,000	926,000

Oil Companies-Exploration & Production - 0.0%

Cobalt International Energy, Inc. Senior Notes 2.63% due 12/01/2019(1)	1,465,000	153,825

Total Convertible Bonds & Notes
(cost $11,235,060)		9,884,636

U.S. CORPORATE BONDS & NOTES - 68.2%
Banks-Mortgage - 0.3%

Freedom Mtg. Corp. Senior Notes 8.13% due 11/15/2024*	1,755,000	1,825,200

Broadcast Services/Program - 0.8%

Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	4,055,000	4,409,812

Building & Construction Products-Misc. - 0.5%

Standard Industries, Inc. Senior Notes 5.13% due 02/15/2021*	550,000	566,429

Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	2,465,000	2,594,412

		3,160,841

Building Products-Cement - 0.5%

CEMEX Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*	2,755,000	2,916,994

Building-Heavy Construction - 0.8%

Brand Energy & Infrastructure Services, Inc. Senior Notes 8.50% due 07/15/2025*	4,647,000	4,927,214

Building-Residential/Commercial - 2.7%

AV Homes, Inc. Company Guar. Notes 6.63% due 05/15/2022	3,215,000	3,363,822
Beazer Homes USA, Inc. Senior Notes 5.88% due 10/15/2027*#	1,560,000	1,563,900
Beazer Homes USA, Inc. Company Guar. Notes 6.75% due 03/15/2025	1,145,000	1,204,769
KB Home Company Guar. Notes 7.00% due 12/15/2021	2,905,000	3,246,338
KB Home Company Guar. Notes 7.50% due 09/15/2022	620,000	711,450
KB Home Company Guar. Notes 8.00% due 03/15/2020	1,461,000	1,612,579
M/I Homes, Inc. Company Guar. Notes 5.63% due 08/01/2025	690,000	700,350
M/I Homes, Inc. Company Guar. Notes 6.75% due 01/15/2021	3,295,000	3,418,562

		15,821,770

Cable/Satellite TV - 3.9%

CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 02/15/2023	150,000	153,750
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2023*	3,695,000	3,824,325
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 09/01/2023	715,000	737,344
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 01/15/2024	360,000	373,050
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	1,815,000	1,883,062
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	1,490,000	1,558,913
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	1,730,000	1,731,073

CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	1,900,000	1,851,906
CSC Holdings LLC Senior Notes 10.88% due 10/15/2025*	886,000	1,047,141
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	3,120,000	3,045,900
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	5,951,000	6,337,815

		22,544,279

Casino Hotels - 2.3%

Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	2,695,000	2,937,550
CRC Escrow Issuer LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	2,075,000	2,077,594
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. Senior Sec. Notes 6.75% due 11/15/2021*	3,015,000	3,184,593
Station Casinos LLC Company Guar. Notes 5.00% due 10/01/2025*	2,125,000	2,124,214
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	3,020,000	2,869,000

		13,192,951

Casino Services - 0.7%

Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 04/01/2025	2,695,000	2,837,296
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 6.13% due 08/15/2021*	1,300,000	1,306,500

		4,143,796

Cellular Telecom - 2.6%

Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	4,544,000	4,728,623
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	4,340,000	4,622,100
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	165,000	175,230
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	5,051,000	5,442,452

		14,968,405

Chemicals-Specialty - 1.6%

Chemours Co. Company Guar. Notes 6.63% due 05/15/2023#	4,370,000	4,621,275
Chemours Co. Company Guar. Notes 7.00% due 05/15/2025	455,000	497,656
Platform Specialty Products Corp. Senior Notes 6.50% due 02/01/2022*	3,940,000	4,072,975

		9,191,906

Coal - 1.4%

Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. Sec. Notes 12.00% due 11/01/2021	1,505,000	1,609,410
Foresight Energy LLC/Foresight Energy Finance Corp. Sec. Notes 11.50% due 04/01/2023*#(1)	4,270,000	3,458,700
Warrior Met Coal, Inc. Senior Sec. Notes 8.00% due 11/01/2024*	2,835,000	2,930,681

		7,998,791

Computer Services - 0.6%

Conduent Finance, Inc./Xerox Business Services LLC Company Guar. Notes 10.50% due 12/15/2024*	2,815,000	3,286,513

Containers-Paper/Plastic - 2.8%

Berry Plastics Corp. Sec. Notes 6.00% due 10/15/2022	2,760,000	2,911,800
Flex Acquisition Co, Inc. Senior Notes 6.88% due 01/15/2025*	3,720,000	3,831,600
Multi-Color Corp. Senior Notes 4.88% due 11/01/2025*	2,835,000	2,856,262
Plastipak Holdings, Inc. Senior Notes 6.25% due 10/15/2025*	810,000	824,175
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.13% due 07/15/2023*	3,080,000	3,195,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*#	2,320,000	2,489,186

		16,108,523

Cosmetics & Toiletries - 0.5%

Revlon Consumer Products Corp. Company Guar. Notes 6.25% due 08/01/2024#	4,530,000	2,740,650

Data Processing/Management - 1.6%

First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	3,305,000	3,428,937
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	2,415,000	2,505,563
First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*	3,245,000	3,439,700

		9,374,200

Disposable Medical Products - 0.9%

Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	5,015,000	5,265,750

Drug Delivery Systems - 0.1%

Catalent Pharma Solutions, Inc. Company Guar. Notes 4.88% due 01/15/2026*	520,000	526,500

Electric-Integrated - 0.8%

AES Corp. Senior Notes 5.13% due 09/01/2027	4,355,000	4,496,537
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Escrow Notes 11.50% due 10/01/2020†(1)	5,553,748	27,769

		4,524,306

Electronic Components-Semiconductors - 0.5%

Micron Technology, Inc. Senior Notes 5.50% due 02/01/2025	2,800,000	2,961,000

Enterprise Software/Service - 0.9%

Infor Software Parent LLC/Infor Software Parent, Inc. Senior Notes 7.13% due 05/01/2021*(2)	595,000	609,875
Infor US, Inc. Senior Sec. Notes 5.75% due 08/15/2020*	165,000	169,693
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	4,140,000	4,264,200

		5,043,768

Finance-Consumer Loans - 3.1%

Navient Corp. Senior Notes 5.63% due 08/01/2033	350,000	301,000
Navient Corp. Senior Notes 5.88% due 10/25/2024#	4,481,000	4,504,749
Navient Corp. Senior Notes 6.50% due 06/15/2022	2,080,000	2,184,000
SLM Corp. Senior Notes 5.50% due 01/25/2023	1,707,000	1,709,134
SLM Corp. Senior Notes 6.13% due 03/25/2024	3,270,000	3,310,875
Springleaf Finance Corp. Company Guar. Notes 5.25% due 12/15/2019	970,000	999,100
Springleaf Finance Corp. Company Guar. Notes 6.13% due 05/15/2022	165,000	171,188
Springleaf Finance Corp. Company Guar. Notes 7.75% due 10/01/2021	2,585,000	2,862,887
Springleaf Finance Corp. Company Guar. Notes 8.25% due 12/15/2020	1,845,000	2,041,031

		18,083,964

Finance-Other Services - 1.3%

FBM Finance, Inc. Senior Sec. Notes 8.25% due 08/15/2021*	1,080,000	1,152,900
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 08/01/2018	2,400,000	2,400,000
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021	955,000	969,325
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 06/01/2022	1,425,000	1,439,250
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	1,360,000	1,368,500

		7,329,975

Financial Guarantee Insurance - 0.3%

MGIC Investment Corp. Senior Notes 5.75% due 08/15/2023	680,000	742,900
Radian Group, Inc. Senior Notes 4.50% due 10/01/2024	1,270,000	1,305,306

		2,048,206

Food-Canned - 0.6%

TreeHouse Foods, Inc. Company Guar. Notes 4.88% due 03/15/2022	2,405,000	2,429,050

TreeHouse Foods, Inc. Company Guar. Notes 6.00% due 02/15/2024*	1,230,000	1,286,888

		3,715,938

Food-Flour & Grain - 1.4%

Post Holdings, Inc. Company Guar. Notes 5.00% due 08/15/2026*	4,040,000	4,004,650
Post Holdings, Inc. Company Guar. Notes 5.63% due 01/15/2028*	1,650,000	1,662,375
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	1,440,000	1,469,232
Post Holdings, Inc. Company Guar. Notes 6.00% due 12/15/2022*	740,000	774,225

		7,910,482

Gambling (Non-Hotel) - 1.9%

Jacobs Entertainment, Inc. Sec. Notes 7.88% due 02/01/2024*	3,020,000	3,246,500
Pinnacle Entertainment, Inc. Senior Notes 5.63% due 05/01/2024	3,165,000	3,283,687
Scientific Games International, Inc. Senior Sec. Notes 5.00% due 10/15/2025*	350,000	353,938
Scientific Games International, Inc. Company Guar. Notes 6.63% due 05/15/2021	2,265,000	2,332,950
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	1,740,000	1,916,175

		11,133,250

Hazardous Waste Disposal - 0.2%

Clean Harbors, Inc. Company Guar. Notes 5.13% due 06/01/2021	1,320,000	1,336,500

Housewares - 0.8%

American Greetings Corp. Senior Notes 7.88% due 02/15/2025*	4,260,000	4,622,100

Insurance Brokers - 0.6%

USIS Merger Sub, Inc. Senior Notes 6.88% due 05/01/2025*	3,495,000	3,538,688

Insurance-Multi-line - 0.5%

Genworth Holdings, Inc. Company Guar. Notes 4.80% due 02/15/2024	260,000	222,300
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	1,215,000	1,047,937

Genworth Holdings, Inc. Company Guar. Notes 7.20% due 02/15/2021	990,000	962,775
Genworth Holdings, Inc. Company Guar. Notes 7.63% due 09/24/2021#	539,000	526,873
Genworth Holdings, Inc. Company Guar. Notes 7.70% due 06/15/2020	341,000	344,410

		3,104,295

Internet Connectivity Services - 0.7%

Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023	3,765,000	3,917,953

Internet Content-Entertainment - 0.8%

Netflix, Inc. Senior Notes 5.88% due 02/15/2025	4,190,000	4,483,300

Machinery-Construction & - 0.6%

BlueLine Rental Finance Corp./BlueLine Rental LLC Sec. Notes 9.25% due 03/15/2024*	3,165,000	3,426,113

Machinery-Material Handling - 0.6%

Cloud Crane LLC Sec. Notes 10.13% due 08/01/2024*	3,300,000	3,720,750

Medical Information Systems - 0.3%

Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. Senior Bonds 5.75% due 03/01/2025*	1,890,000	1,913,625

Medical Labs & Testing Services - 0.6%

West Street Merger Sub, Inc. Senior Notes 6.38% due 09/01/2025*	3,400,000	3,425,500

Medical-Biomedical/Gene - 0.1%

Sterigenics-Nordion Topco LLC Senior Notes 8.13% due 11/01/2021*(2)	745,000	752,450

Medical-Drugs - 0.4%

PRA Holdings, Inc. Senior Notes 9.50% due 10/01/2023*(1)	2,104,000	2,267,060

Medical-Generic Drugs - 0.3%

Teva Pharmaceutical Finance IV LLC Company Guar. Notes 2.25% due 03/18/2020	1,725,000	1,652,151

Medical-HMO - 0.1%

MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	540,000	579,825

Medical-Hospitals - 2.1%

Amsurg Corp. Company Guar. Notes 5.63% due 07/15/2022	2,075,000	2,116,500
Envision Healthcare Corp. Company Guar. Notes 5.13% due 07/01/2022*	690,000	677,062
HCA Healthcare, Inc. Senior Notes 6.25% due 02/15/2021	5,000,000	5,356,250
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	2,140,000	2,220,250
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	1,820,000	1,856,400
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	325,000	321,750

		12,548,212

Metal Processors & Fabrication - 0.7%

Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	1,145,000	1,186,506
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	2,920,000	3,073,300

		4,259,806

Metal Products-Fasteners - 0.5%

TriMas Corp. Company Guar. Notes 4.88% due 10/15/2025*	2,825,000	2,853,250

Metal-Aluminum - 0.4%

Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024	1,940,000	2,080,650

Music - 0.1%

WMG Acquisition Corp. Senior Sec. Notes 5.00% due 08/01/2023*	555,000	574,425

Office Automation & Equipment - 0.2%

CDW LLC/CDW Finance Corp. Company Guar. Notes 5.00% due 09/01/2023	1,410,000	1,473,450

Oil & Gas Drilling - 0.2%

Rowan Cos., Inc. Company Guar. Notes 5.85% due 01/15/2044	1,850,000	1,443,000

Oil Companies-Exploration & Production - 6.4%

California Resources Corp. Sec. Notes 8.00% due 12/15/2022*#	4,730,000	3,500,200
Continental Resources, Inc. Company Guar. Notes 3.80% due 06/01/2024#	665,000	655,025
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	415,000	423,300
Continental Resources, Inc. Company Guar. Notes 4.90% due 06/01/2044#	4,470,000	4,246,500
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	1,425,000	1,451,719
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*#	4,165,000	4,008,812
Energen Corp. Senior Notes 4.63% due 09/01/2021	2,170,000	2,191,700
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022	3,216,000	3,255,267
QEP Resources, Inc. Senior Notes 5.25% due 05/01/2023#	3,656,000	3,701,700
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	206,000	210,893
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026	900,000	913,392
QEP Resources, Inc. Senior Notes 6.80% due 03/01/2020	245,000	257,250
SM Energy Co. Senior Notes 5.00% due 01/15/2024	3,150,000	3,016,125
SM Energy Co. Senior Notes 6.13% due 11/15/2022#	365,000	369,563
SM Energy Co. Senior Notes 6.50% due 11/15/2021#	170,000	171,275
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp. Company Guar. Notes 8.75% due 04/15/2023*	3,410,000	3,358,850
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	1,420,000	1,395,150
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	3,110,000	3,203,300
WPX Energy, Inc. Senior Notes 8.25% due 08/01/2023	970,000	1,094,887

		37,424,908

Pipelines - 1.9%

Blue Racer Midstream LLC/Blue Racer Finance Corp. Company Guar. Notes 6.13% due 11/15/2022*	4,060,000	4,212,250

Energy Transfer Equity LP Senior Sec. Notes 5.50% due 06/01/2027	3,605,000	3,758,212
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,350,000	1,498,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.75% due 03/15/2024	1,650,000	1,773,750

		11,242,712

Racetracks - 0.6%

Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*#	3,415,000	3,543,063

Real Estate Investment Trusts - 0.7%

FelCor Lodging LP Company Guar. Notes 6.00% due 06/01/2025	3,985,000	4,234,063

Rental Auto/Equipment - 4.4%

Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.25% due 03/15/2025*#	3,570,000	3,516,450
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.50% due 04/01/2023#	2,060,000	2,098,110
Herc Rentals, Inc. Sec. Notes 7.50% due 06/01/2022*	1,568,000	1,689,520
Herc Rentals, Inc. Sec. Notes 7.75% due 06/01/2024*#	2,386,000	2,612,909
Hertz Corp. Company Guar. Notes 5.50% due 10/15/2024*#	4,595,000	4,089,550
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022#	650,000	620,750
Hertz Corp. Sec. Notes 7.63% due 06/01/2022*	1,560,000	1,610,263
United Rentals North America, Inc. Company Guar. Notes 4.63% due 10/15/2025	970,000	988,430
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	7,035,000	7,114,144
United Rentals North America, Inc. Company Guar. Notes 5.88% due 09/15/2026	1,025,000	1,103,156

		25,443,282

Retail-Building Products - 0.3%

Beacon Escrow Corp. Company Guar. Notes 4.88% due 11/01/2025*	1,995,000	2,034,900

Retail-Leisure Products - 0.5%

Party City Holdings, Inc. Company Guar. Notes 6.13% due 08/15/2023*#	2,830,000	2,943,200

Retail-Office Supplies - 0.3%

Arch Merger Sub, Inc. Company Guar. Notes 8.50% due 09/15/2025*	1,790,000	1,611,000

Retail-Propane Distribution - 0.5%

Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	513,000	486,067
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.75% due 01/15/2022#	1,271,000	1,196,329
Ferrellgas LP/Ferrellgas Finance Corp. Company Guar. Notes 6.75% due 06/15/2023#	1,242,000	1,151,955

		2,834,351

Retail-Restaurants - 0.5%

CEC Entertainment, Inc. Company Guar. Notes 8.00% due 02/15/2022#(1)	3,065,000	2,927,075

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(3)(4)(5)	50,000	0

Security Services - 1.2%

APX Group Inc Company Guar. Notes 7.63% due 09/01/2023#	2,155,000	2,278,912
APX Group, Inc. Senior Sec. Notes 7.88% due 12/01/2022	4,390,000	4,697,300

		6,976,212

Semiconductor Equipment - 0.2%

Entegris, Inc. Company Guar. Notes 4.63% due 02/10/2026*	890,000	906,688

Steel-Producers - 1.2%

AK Steel Corp. Company Guar. Notes 7.63% due 10/01/2021	1,130,000	1,169,550
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025*	390,000	390,975
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	915,000	939,019
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	1,130,000	1,202,772

United States Steel Corp. Senior Sec. Notes 8.38% due 07/01/2021*	3,019,000	3,298,257

		7,000,573

Telephone-Integrated - 0.2%

Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	1,240,000	1,272,550

Television - 2.5%

Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*	2,490,000	2,480,662
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	640,000	649,600
Sinclair Television Group, Inc. Company Guar. Notes 5.13% due 02/15/2027*#	1,015,000	989,625
Sinclair Television Group, Inc. Company Guar. Notes 5.88% due 03/15/2026*#	1,585,000	1,612,738
Sinclair Television Group, Inc. Company Guar. Notes 6.13% due 10/01/2022	600,000	622,500
TEGNA, Inc. Company Guar. Notes 4.88% due 09/15/2021*	2,990,000	3,049,800
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	1,965,000	1,992,019
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022	3,153,000	3,216,060

		14,613,004

Transport-Equipment & Leasing - 0.3%

DAE Funding LLC Company Guar. Notes 4.50% due 08/01/2022*	675,000	671,625
DAE Funding LLC Company Guar. Notes 5.00% due 08/01/2024*	1,345,000	1,345,000

		2,016,625

Wire & Cable Products - 0.3%

General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	1,750,000	1,789,375

Total U.S. Corporate Bonds & Notes
(cost $386,502,150)		397,941,668

FOREIGN CORPORATE BONDS & NOTES - 16.3%
Building Products-Cement - 0.2%

Cemex SAB de CV Senior Sec. Notes 5.70% due 01/11/2025*	890,000	934,500

Cable/Satellite TV - 1.4%

Altice Financing SA Senior Sec. Notes 6.63% due 02/15/2023*	600,000	615,000
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*#	3,075,000	3,213,375
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	2,705,000	2,724,963
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	1,415,000	1,510,512

		8,063,850

Computer Software - 0.3%

Camelot Finance SA Senior Notes 7.88% due 10/15/2024*	1,885,000	2,016,950

Containers-Metal/Glass - 1.2%

ARD Finance SA Senior Sec. Notes 7.13% due 09/15/2023(2)	2,305,000	2,443,070
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 06/30/2021*#	3,375,000	3,467,812
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 7.25% due 05/15/2024*	845,000	925,275

		6,836,157

Diamonds/Precious Stones - 0.2%

Northwest Acquisitions ULC/Dominion Finco, Inc. Sec. Notes 7.13% due 11/01/2022*	1,140,000	1,177,050

Diversified Manufacturing Operations - 0.7%

Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	4,075,000	4,010,615

Diversified Minerals - 0.5%

Anglo American Capital PLC Company Guar. Notes 4.13% due 04/15/2021*	590,000	609,960
Anglo American Capital PLC Company Guar. Notes 4.13% due 09/27/2022*	745,000	769,272
Anglo American Capital PLC Company Guar. Notes 4.88% due 05/14/2025*	490,000	515,506
Anglo American Capital PLC Company Guar. Notes 9.38% due 04/08/2019*	890,000	970,322

		2,865,060

Finance-Consumer Loans - 0.4%

Goeasy, Ltd. Company Guar. Notes 7.88% due 11/01/2022*	2,510,000	2,613,537

Finance-Leasing Companies - 0.2%

Fly Leasing, Ltd. Senior Notes 5.25% due 10/15/2024#	1,140,000	1,142,850

Gold Mining - 0.3%

New Gold, Inc. Company Guar. Notes 6.25% due 11/15/2022*	160,000	165,200
New Gold, Inc. Company Guar. Notes 6.38% due 05/15/2025*	1,620,000	1,713,150

		1,878,350

Hazardous Waste Disposal - 0.1%

Tervita Escrow Corp. Sec. Notes 7.63% due 12/01/2021*	785,000	794,813

Medical-Drugs - 3.8%

Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 07/15/2023*	4,910,000	3,842,075
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*	3,860,000	3,001,150
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	1,910,000	1,635,438
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	12,885,000	11,271,798
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*#	2,035,000	1,745,012
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	455,000	487,419

		21,982,892

Metal-Aluminum - 0.1%

Constellium NV Company Guar. Notes 5.88% due 02/15/2026*	670,000	694,355

Metal-Copper - 0.9%

First Quantum Minerals, Ltd. Company Guar. Notes 7.00% due 02/15/2021*	3,585,000	3,719,437
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*	390,000	412,425
First Quantum Minerals, Ltd. Company Guar. Notes 7.50% due 04/01/2025*	850,000	904,188

		5,036,050

Oil & Gas Drilling - 0.7%

Noble Holding International, Ltd. Company Guar. Notes 7.75% due 01/15/2024#	2,375,000	2,054,375
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038#	860,000	685,850
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031#	255,000	224,400
Transocean, Inc. Company Guar. Notes 9.35% due 12/15/2041(1)	1,035,000	1,009,125

		3,973,750

Oil Companies-Exploration & Production - 1.2%

MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	1,680,000	1,539,300
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*#	1,490,000	1,460,200
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	1,190,000	1,071,000
Tullow Oil PLC Company Guar. Notes 6.00% due 11/01/2020*	1,220,000	1,229,150
Tullow Oil PLC Company Guar. Notes 6.25% due 04/15/2022*	1,745,000	1,755,906

		7,055,556

Oil-Field Services - 0.4%

Weatherford International, Ltd. Company Guar. Notes 5.95% due 04/15/2042#	640,000	488,000
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/2036	1,700,000	1,360,000
Weatherford International, Ltd. Company Guar. Notes 7.00% due 03/15/2038#	640,000	532,800

		2,380,800

Retail-Restaurants - 1.3%

1011778 BC ULC/New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*	7,185,000	7,360,134

Security Services - 0.8%

GW Honos Security Corp. Senior Notes 8.75% due 05/15/2025*	4,540,000	4,857,800

Semiconductor Equipment - 0.5%

Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*		1,435,000	1,531,862
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*		1,430,000	1,580,150

			3,112,012

Soap & Cleaning Preparation - 0.5%

Diamond (BC) B.V. Senior Notes 5.63% due 08/15/2025*	EUR	2,385,000	2,888,128

Special Purpose Entity - 0.0%

Hellas Telecommunications Luxembourg II SCA Sub. Notes 8.46% due 01/15/2015*†(1)(3)(4)(5)		925,000	0

Television - 0.5%

Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022		2,720,000	2,866,200

Wireless Equipment - 0.1%

Nokia OYJ Senior Notes 3.38% due 06/12/2022		290,000	289,638
Nokia OYJ Senior Notes 4.38% due 06/12/2027		305,000	302,560

			592,198

Total Foreign Corporate Bonds & Notes
(cost $95,162,572)			95,133,607

LOANS(6)(7)(8) - 1.5%
Building-Residential/Commercial - 0.0%

TOUSA, Inc. Escrow Loans 12.25% due 08/15/2011†(1)(5)		2,037,810	0

E-Commerce/Products - 0.1%

Lands’ End, Inc. FRS BTL-B 4.49% (1 ML+3.25) due 04/04/2021(1)		1,002,918	830,227

Gambling (Non-Hotel) - 0.6%

Golden Entertainment, Inc. FRS 1st Lien 4.29% (1 ML+3.00) due 10/21/2024(1)		3,550,000	3,550,000

Machinery-General Industrial - 0.2%

Gardner Denver, Inc. FRS BTL-B1 4.08% (1 ML+2.75) due 07/30/2024(1)		1,279,748	1,283,491

Research & Development - 0.4%

INC Research Holdings, Inc. FRS BTL-B 3.60% (1 ML+2.25) due 08/01/2024(1)		2,155,781	2,157,129

Soap & Cleaning Preparation - 0.2%

Diamond BC BV FRS BTL 4.42% (6 ML+3.00) due 09/06/2024(1)		865,000	864,423

Total Loans
(cost $8,824,910)			8,685,270

COMMON STOCKS - 0.5%
Electric-Generation - 0.0%

Vistra Energy Corp. CVR†(1)(12)		93,359	87,104

Financial Guarantee Insurance - 0.4%

MGIC Investment Corp.†		145,272	2,123,877

Multimedia - 0.0%

Haights Cross Communication, Inc.†(1)(5)		10,439	0

Television - 0.1%

ION Media Networks, Inc.†(1)(5)(12)		616	502,331

Total Common Stocks
(cost $1,324,178)			2,713,312

PREFERRED SECURITIES - 0.2%
Diversified Banking Institutions - 0.2%

GMAC Capital Trust I FRS Series 2 7.20% (3ML+5.79%) (cost $800,527)		30,550	797,966

PREFERRED SECURITIES/CAPITAL SECURITIES - 4.5%
Banks-Commercial - 1.9%

Banco Bilbao Vizcaya Argentaria SA 6.13% due 11/16/2027#(9)		2,600,000	2,665,000
Banco Bilbao Vizcaya Argentaria SA 7.00% due 02/19/2019(9)	EUR	1,000,000	1,249,762
Banco Bilbao Vizcaya Argentaria SA 8.88% due 04/14/2021(9)	EUR	1,800,000	2,540,358
Banco de Sabadell SA 6.50% due 05/18/2022(9)	EUR	2,600,000	3,214,566
Intesa Sanpaolo SpA 7.70% due 09/17/2025*#(9)		1,435,000	1,556,975

			11,226,661

Diversified Banking Institutions - 2.6%

Barclays PLC 7.88% due 03/15/2022(9)		879,000	965,787
Barclays PLC 8.00% due 12/15/2020(9)	EUR	1,000,000	1,373,251
BNP Paribas SA 5.13% due 11/15/2027*(9)		1,855,000	1,857,319
BNP Paribas SA 7.63% due 03/30/2021*(9)		1,040,000	1,149,200
Credit Agricole SA 8.13% due 12/23/2025*(9)		2,520,000	3,025,890

Credit Suisse Group AG 6.25% due 12/18/2024(9)	2,700,000	2,931,109
Royal Bank of Scotland Group PLC FRS Series U 3.66% (3 ML+2.32%) due 09/30/2027#(9)	1,800,000	1,777,500
UniCredit SpA 8.00% due 06/03/2024(9)	1,949,000	2,136,591

		15,216,647

Total Preferred Securities/Capital Securities
(cost $24,031,137)		26,443,308

Total Long-Term Investment Securities
(cost $527,880,534)		541,599,767

SHORT-TERM INVESTMENT SECURITIES - 7.9%
Registered Investment Companies - 7.9%

State Street Navigator Securities Lending Government Money Market Portfolio 1.04%(10)(11)
(cost $46,230,220)	46,230,220	46,230,220

REPURCHASE AGREEMENTS - 6.3%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 11/30/2017, to be repurchased 12/01/2017 in the amount of $36,613,122 and collateralized by $31,750,000 of United States Treasury Notes, bearing interest at 1.38%, due 01/15/2020 and having an approximate value of $37,350,845 (cost $36,613,000)	$36,613,000	36,613,000

TOTAL INVESTMENTS
(cost $610,723,754)	107.1%	624,442,987
Liabilities in excess of other assets	(7.1)	(41,236,889)

NET ASSETS	100.0%	$583,206,098

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2017, the aggregate value of these securities was $275,048,995 representing 47.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Illiquid security. At November 30, 2017, the aggregate value of these securities was $21,627,467 representing 3.7% of net assets.
(2)	PIK (“Payment-in-Kind”) security - Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(3)	Company has filed for bankruptcy protection.
(4)	Security in default of interest and principal at maturity.
(5)	Securities classified as Level 3 (see Note 1).
(6)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(7)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(8)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(9)	Perpetual maturity - maturity date reflects the next call date.
(10)	At November 30, 2017, the Fund had loaned securities with a total value of $60,461,880. This was secured by collateral of $46,230,220 which was received in cash and subsequently invested in short-term investments currently valued at $46,230,220 as reported in the Portfolio of Investments. Additional collateral of $15,355,066 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2017
United States Treasury Notes/Bonds	0.13% to 8.13%	01/31/2018 to 02/15/2045	$15,355,066

(11)	The rate shown is the 7-day yield as of November 30, 2017.

(12)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2017, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Vistra Energy Corp. CVR	01/12/2017	93,359	$—	$87,104	$0.93	0.01%
ION Media Networks, Inc.	12/16/2016	616	$6	502,331	815.47	0.09%

				$589,435		0.10%

(13)	Denominated in United States dollars unless otherwise indicated.

BTL	- Bank Term Loan
CVR	- Contingent Value Rights
ULC	- Unlimited Liability Corp.
FRS	- Floating Rate Security

The rates shown on FRS are the current interest rates at November 30, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Currency Legend

EUR	- Euro Currency

Index Legend

1 ML	- 1 Month USD Libor
3 ML	- 3 Month USD Libor
6 ML	- 6 Month USD Libor

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	EUR	4,763,000	USD	5,659,754	12/29/2017	$—	$(19,546)

JPMorgan Chase Bank	EUR	4,764,000	USD	5,644,864	12/29/2017	—	(35,628)

Net Unrealized Appreciation/(Depreciation)						$—	$(55,174)

EUR - Euro Currency

USD - United States Dollar

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection (1)

						Value(4)
Reference Obligation	Financing Rate Received	Payment Frequency	Maturity Date	Implied Credit Spread at November 30, 2017(2)	Notional Amount(3) (000)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Markit CDX North America High Yield Index	5.00%	Quarterly	12/20/2022	3.1793%	$12,310	$907,951	$64,976

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Convertible Bonds & Notes:	$—	$9,884,636	$—	$9,884,636
U.S. Corporate Bonds & Notes:
Rubber/Plastic Products	—	—	0	0
Other Industries	—	397,941,668	—	397,941,668
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	95,133,607	—	95,133,607
Loans:
Building-Residential/Commercial	—	—	0	0
Other Industries	—	8,685,270	—	8,685,270
Common Stocks:
Electria-Generation	—	87,104	—	87,104
Financial Guarantee Insurance	2,123,877	—	—	2,123,877
Other Industries	—	—	502,331	502,331
Preferred Securities	797,966	—	—	797,966
Preferred Securities/Capital Securities	—	26,443,308	—	26,443,308
Short-Term Investment Securities	46,230,220	—	—	46,230,220
Repurchase Agreements	—	36,613,000	—	36,613,000

Total Investments at Value	$49,152,063	$574,788,593	$502,331	$624,442,987

Other Financial Instruments:+
Centrally Cleared Credit Default Swaps on Credit Indicies - Sell Protection	$—	$64,976	$—	$64,976

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$55,174	$—	$55,174

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS - November 30, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 95.8%
Argentina - 0.3%

Grupo Supervielle SA ADR#	88,765	$2,334,520

Australia - 2.5%

Afterpay Touch Group, Ltd.†	946,839	3,607,035
Ansell, Ltd.	72,333	1,345,661
AUB Group, Ltd.	151,241	1,530,286
Computershare, Ltd.	80,896	1,014,203
Domino’s Pizza Enterprises, Ltd.#	13,339	477,554
DuluxGroup, Ltd.	144,189	869,857
G8 Education, Ltd.	1,056,330	3,528,036
Iluka Resources, Ltd.	167,441	1,185,545
Orica, Ltd.	96,525	1,248,611
Ramsay Health Care, Ltd.	11,748	622,769
Reliance Worldwide Corp., Ltd.	417,834	1,237,285
Sonic Healthcare, Ltd.	36,710	622,082
Super Retail Group, Ltd.	134,568	815,524
WiseTech Global, Ltd.	17,924	164,869

		18,269,317

Austria - 1.0%

BUWOG AG	216,774	6,225,414
Mayr-Melnhof Karton AG	7,045	1,010,917

		7,236,331

Bermuda - 2.1%

Cafe de Coral Holdings, Ltd.	740,000	2,096,350
China Resources Gas Group, Ltd.	508,000	1,980,611
Credicorp, Ltd.	6,509	1,373,594
Dairy Farm International Holdings, Ltd.	229,700	1,844,234
Esprit Holdings, Ltd.†	335,050	173,980
Hiscox, Ltd.	195,363	3,662,017
Midland Holdings, Ltd.†	2,336,000	614,299
Pacific Basin Shipping, Ltd.†	958,049	211,170
Peace Mark Holdings, Ltd.†(3)(4)	686,000	0
Shangri-La Asia, Ltd.	582,000	1,316,327
VTech Holdings, Ltd.	113,749	1,635,905
XL Group, Ltd.	9,500	368,790

		15,277,277

Brazil - 2.2%

BR Properties SA	430,800	1,447,647
BRF SA†	45,400	533,685
Cia de Saneamento Basico do Estado de Sao Paulo	49,800	497,475
Embraer SA ADR	16,488	315,580
Equatorial Energia SA	21,100	412,209
Fibria Celulose SA	63,400	874,850
GAEC Educacao SA	77,661	612,092
Gerdau SA (Preference Shares)	132,100	447,133
Hypermarcas SA	44,495	446,520
Instituto Hermes Pardini SA	62,800	595,492
Kroton Educacional SA	126,888	702,382
Linx SA	106,100	674,176
Localiza Rent a Car SA	93,633	572,934
Lojas Americanas SA (Preference Shares)†	59,600	270,011
Lojas Renner SA	53,700	556,612
Magazine Luiza SA	126,800	2,200,973
Qualicorp SA	22,537	211,156
Raia Drogasil SA	15,018	403,728
Rumo SA†	489,600	1,947,362
Ser Educacional SA*	234,662	2,114,033

		15,836,050

Canada - 4.2%

Agnico Eagle Mines, Ltd.#	28,521	1,250,136
Descartes Systems Group, Inc.†	179,697	4,987,753
Dollarama, Inc.	39,788	4,863,749
Enerplus Corp.	307,200	2,797,814
Interfor Corp.†	338,900	5,621,408
Norbord, Inc.	106,400	3,683,156
Quebecor, Inc., Class B	182,000	3,488,633
TORC Oil & Gas, Ltd.#	42,570	232,953
Trevali Mining Corp†	3,112,300	3,280,803

		30,206,405

Cayman Islands - 3.9%

51job, Inc. ADR†	30,742	1,767,665
Airtac International Group	196,535	3,361,009
Ajisen China Holdings, Ltd.	670,000	317,355
China Lodging Group, Ltd. ADR	25,785	2,751,517
China Resources Cement Holdings, Ltd.	5,562,000	3,718,086
Gourmet Master Co., Ltd.	277,000	3,490,248
Hengan International Group Co., Ltd.	109,500	1,067,873
Lee & Man Paper Manufacturing, Ltd.	3,802,000	4,460,558
Microport Scientific Corp.	1,935,000	2,231,659
Midland IC&I, Ltd.†	1,176,000	55,619
Pacific Textiles Holdings, Ltd.	1,352,000	1,421,160
Shenguan Holdings Group, Ltd.	716,000	37,059
Silicon Motion Technology Corp. ADR#	23,700	1,226,712
Stella International Holdings, Ltd.	384,000	586,509
Tingyi Cayman Islands Holding Corp.	922,000	1,449,433

		27,942,462

Denmark - 2.8%

Carlsberg A/S, Class B	8,126	963,812
Dfds A/S	73,357	3,961,824
DSV A/S	22,448	1,729,042
GN Store Nord A/S	131,974	4,157,093
Jyske Bank A/S	34,350	1,851,854
Royal Unibrew A/S	84,206	4,811,632
Sydbank A/S	43,014	1,683,562
TDC A/S	147,191	896,841
William Demant Holding A/S†	16,666	458,497

		20,514,157

Faroe Islands - 0.2%

Bakkafrost P/F	44,785	1,690,615

Finland - 0.8%

Outokumpu Oyj	290,821	2,508,492
Tikkurila Oyj	8,059	174,950
Valmet Oyj	160,769	2,957,407

		5,640,849

France - 4.5%

Alten SA	30,041	2,497,429
Edenred	11,201	320,541
Elior Group SA*	230,357	5,057,201
Elis SA	15,247	398,077
Eutelsat Communications SA#	11,116	251,834

Legrand SA	13,139	985,085
Plastic Omnium SA	11,237	486,633
Remy Cointreau SA	66,666	8,876,365
SEB SA	5,103	940,660
Societe BIC SA	2,734	317,499
Sodexo SA	18,772	2,454,354
SOITEC†	48,636	3,723,582
Somfy SA	3,580	365,555
Teleperformance	35,750	5,295,851
Virbac SA†	5,620	726,277

		32,696,943

Germany - 3.6%

Amadeus Fire AG	10,143	924,819
Beiersdorf AG	10,720	1,276,242
Brenntag AG	24,573	1,530,480
CTS Eventim AG & Co. KGaA	45,133	2,191,862
Deutsche Wohnen SE	43,911	1,941,654
Evotec AG†#	111,587	1,640,154
FUCHS PETROLUB SE (Preference Shares)	33,370	1,753,884
GEA Group AG#	45,912	2,216,204
Hella KGaA Hueck & Co.	16,297	1,001,125
Henkel AG & Co. KGaA (Preference Shares)	9,504	1,289,944
Infineon Technologies AG	29,820	823,687
LEG Immobilien AG	26,443	2,811,420
MTU Aero Engines AG	8,606	1,547,710
Scout24 AG*	10,840	456,464
Symrise AG#	48,870	4,156,407
TAG Immobilien AG	13,113	240,175

		25,802,231

Guernsey - 0.8%

Burford Capital, Ltd.	367,558	6,102,770

Hong Kong - 1.0%

China Resources Beer Holdings Co., Ltd.	768,000	2,121,411
Melco International Development, Ltd.	1,390,000	4,032,013
Techtronic Industries Co., Ltd.	182,000	1,054,262

		7,207,686

India - 1.5%

Bharat Heavy Electricals, Ltd.	676,608	976,594
CESC, Ltd.†	65,702	1,030,802
Dabur India, Ltd.†	260,939	1,403,191
Federal Bank, Ltd.	999,446	1,714,861
Mahindra & Mahindra, Ltd.	48,551	1,059,723
MOIL, Ltd.*	331,020	1,271,882
PVR, Ltd.†	33,074	675,955
Shriram Transport Finance Co., Ltd.†	114,094	2,363,243

		10,496,251

Indonesia - 0.3%

Astra Agro Lestari Tbk PT	874,900	897,084
Indocement Tunggal Prakarsa Tbk PT	534,700	728,745
PT Semen Indonesia Persero Tbk	236,500	164,338
XL Axiata Tbk PT†	530,500	120,820

		1,910,987

Ireland - 2.5%

Bank of Ireland Group PLC†	25,503	198,930
Cairn Homes PLC†	2,470,189	5,234,069
Dalata Hotel Group PLC†	628,301	4,352,268
DCC PLC	22,602	2,189,042
Greencore Group PLC	360,856	1,025,584
Hibernia REIT PLC	253,416	431,316
Kerry Group PLC, Class A	12,681	1,328,727
Paddy Power Betfair PLC	31,745	3,574,410

		18,334,346

Israel - 1.3%

Bezeq The Israeli Telecommunication Corp., Ltd.	335,295	502,453
Israel Discount Bank, Ltd., Class A†	2,048,451	5,818,729
Mizrahi Tefahot Bank, Ltd.	178,041	3,248,607

		9,569,789

Italy - 3.3%

Brembo SpA#	261,492	4,044,206
Buzzi Unicem SpA#	144,649	3,842,703
Cerved Information Solutions SpA	244,004	3,018,463
Davide Campari-Milano SpA	113,996	886,889
Fincantieri SpA†	3,480,976	4,973,861
FinecoBank Banca Fineco SpA	125,203	1,263,094
Infrastrutture Wireless Italiane SpA*	76,615	592,424
Italgas SpA	164,353	1,041,685
Moncler SpA	153,530	4,210,579

		23,873,904

Japan - 22.1%

ABC-Mart, Inc.	20,000	1,099,453
Aeon Delight Co., Ltd.	15,900	605,899
AEON Financial Service Co., Ltd.	40,200	898,493
Air Water, Inc.	21,000	451,367
Asante, Inc.	9,300	161,529
Chiba Bank, Ltd.	140,000	1,075,204
CMK Corp.	667,260	6,353,606
Coca-Cola Bottlers Japan, Inc.	7,200	273,792
Cosmos Pharmaceutical Corp.	3,800	858,420
Daifuku Co., Ltd.	119,100	6,511,273
Daiseki Co., Ltd.	43,700	1,158,697
Daiwa Securities Group, Inc.	132,000	823,771
Doshisha Co., Ltd.	7,800	160,466
Ezaki Glico Co., Ltd.	21,000	1,036,733
Fuji Seal International, Inc.	111,500	3,806,795
Fujikura, Ltd.	537,600	5,031,156
Fujitsu General, Ltd.	7,600	161,429
Harmonic Drive Systems, Inc.#	196,300	12,739,554
Heian Ceremony Service Co., Ltd.	19,800	167,570
Hirose Electric Co., Ltd.	4,600	687,846
Hitachi Transport System, Ltd.†	13,200	331,437
Hogy Medical Co., Ltd.	2,200	158,882
Investors Cloud Co., Ltd.#	79,200	4,700,258
Iriso Electronics Co., Ltd.	16,900	1,006,259
Japan Exchange Group, Inc.	8,000	147,429
Japan Meat Co, Ltd.#	13,500	222,667

Japan Pure Chemical Co., Ltd.	2,300	54,495
Jeol, Ltd.	55,000	322,829
JGC Corp.	14,060	245,128
Kakaku.com, Inc.	15,900	252,156
Kansai Paint Co., Ltd.#	57,200	1,505,393
Kikkoman Corp.	14,100	553,193
Kintetsu World Express, Inc.	15,300	304,708
Kobayashi Pharmaceutical Co., Ltd.	41,600	2,632,404
Koito Manufacturing Co., Ltd.	34,900	2,420,317
Lawson, Inc.	8,500	586,098
Maeda Corp.	543,900	8,066,539
Matsumotokiyoshi Holdings Co., Ltd.	71,900	5,962,165
Meitec Corp.	11,500	609,832
Milbon Co., Ltd.	13,300	957,729
Miraca Holdings, Inc.	5,400	235,680
Mitsubishi Pencil Co., Ltd.	5,800	126,343
MonotaRO Co., Ltd.#	26,900	768,693
Nakanishi, Inc.	25,700	1,236,013
NGK Spark Plug Co., Ltd.	46,200	1,070,231
Nihon Kohden Corp.	28,800	662,541
Nihon Parkerizing Co., Ltd.	40,600	674,913
Nippon Television Holdings, Inc.	33,600	609,278
Nissei ASB Machine Co., Ltd.	13,100	767,814
Nitori Holdings Co., Ltd.	9,600	1,571,029
Nomura Research Institute, Ltd.	49,500	2,246,894
Obara Group, Inc.	4,600	325,814
OBIC Business Consultants Co., Ltd.	18,900	956,268
OBIC Co., Ltd.	93,000	6,462,888
Omron Corp.	5,700	337,525
Park24 Co., Ltd.#	19,000	469,156
Persol Holdings Co., Ltd.	304,300	7,140,963
Proto Corp.#	31,400	461,111
Rakuten, Inc.	6,600	67,858
Rinnai Corp.	4,900	439,358
Ryohin Keikaku Co., Ltd.	2,800	876,145
S Foods, Inc.	11,300	486,303
San-A Co, Ltd.	8,200	378,849
Santen Pharmaceutical Co., Ltd.	111,400	1,700,809
SCREEN Holdings Co., Ltd.	55,400	5,005,036
Seino Holdings Co., Ltd.	22,200	352,700
Senko Group Holdings Co., Ltd.†	37,900	271,267
Seria Co., Ltd.	152,534	9,659,587
Shima Seiki Manufacturing, Ltd.	9,300	600,202
Shimamura Co., Ltd.	3,000	362,450
Shimano, Inc.	1,900	263,028
Shizuoka Bank, Ltd.	56,000	554,669
SK Kaken Co., Ltd.	3,000	293,794
SMS Co., Ltd.#	170,800	5,475,234
Sony Financial Holdings, Inc.	48,300	819,084
Stanley Electric Co., Ltd.	47,100	1,888,325
Start Today Co., Ltd.	127,300	3,923,035
Sundrug Co., Ltd.	30,900	1,432,603
Taiko Pharmaceutical Co., Ltd.	6,900	154,487
TechnoPro Holdings, Inc.	104,600	5,279,869
Terumo Corp.	20,200	970,325
THK Co., Ltd.	270,900	10,108,168
Toshiba Plant Systems & Services Corp.	16,000	305,769
TOTO, Ltd.	7,900	440,604
Unicharm Corp.	64,500	1,690,761
USS Co., Ltd.	93,600	1,980,992
Yamato Holdings Co., Ltd.	133,200	2,709,203
Zojirushi Corp.	40,100	372,224

		160,088,863

Jersey - 0.5%

Sanne Group PLC	353,144	3,488,395

Luxembourg - 0.2%

B&M European Value Retail SA	180,772	934,106
Globant SA†#	10,103	404,120

		1,338,226

Malaysia - 0.2%

Public Bank Bhd	244,500	1,190,341

Mauritius - 0.2%

MakeMyTrip, Ltd.†#	42,921	1,304,799

Mexico - 0.7%

Alsea SAB de CV	79,559	263,074
Arca Continental SAB de CV	49,005	335,446
Concentradora Fibra Danhos SA de CV	237,633	405,509
Concentradora Fibra Hotelera Mexicana SA de CV*	345,251	222,322
Fibra Uno Administracion SA de CV	186,730	291,992
Genomma Lab Internacional SAB de CV, Class B†	468,936	556,377
GMexico Transportes SAB de CV†*	210,400	351,699
Gruma SAB de CV, Class B	28,755	356,214
Grupo Aeroportuario del Centro Norte SAB de CV	77,717	392,773
Grupo Aeroportuario del Sureste SAB de CV ADR#	4,272	765,158
Grupo Financiero Inbursa SAB de CV, Class O	248,130	437,536
Mexichem SAB de CV	166,631	433,586
PLA Administradora Industrial S de RL de CV	201,069	332,109

		5,143,795

Netherlands - 1.9%

Aalberts Industries NV	13,368	683,069
ASM International NV	28,727	1,986,984
Corbion NV	70,563	2,281,352
IMCD Group NV	12,052	745,431
Takeaway.com NV†*	28,104	1,508,000
Wessanen	323,325	6,498,519

		13,703,355

New Zealand - 0.2%

Fisher & Paykel Healthcare Corp., Ltd.	134,379	1,199,208
Xero, Ltd.†	6,721	144,131

		1,343,339

Norway - 0.5%

Aker Solutions ASA†#	161,994	807,472
Marine Harvest ASA	40,175	708,327
TGS NOPEC Geophysical Co. ASA	73,679	1,777,296
XXL ASA*	57,662	579,549

		3,872,644

Philippines - 0.6%

Bloomberry Resorts Corp.†	16,723,200	3,519,215
Jollibee Foods Corp.	91,350	442,779
Metropolitan Bank & Trust Co.	364,130	695,239

		4,657,233

Portugal - 0.1%

NOS SGPS SA	104,718	711,884

Singapore - 0.8%

Ascendas India Trust	1,729,900	1,451,897
City Developments, Ltd.	164,500	1,485,957
Singapore Technologies Engineering, Ltd.	443,700	1,077,344
Venture Corp., Ltd.	111,463	1,740,503

		5,755,701

South Africa - 0.6%

AVI, Ltd.	132,530	970,963
Clicks Group, Ltd.	117,324	1,482,662
Dis-Chem Pharmacies, Ltd.#*	745,713	2,010,594

		4,464,219

South Korea - 1.3%

Coway Co., Ltd.	16,943	1,492,928
Lock&Lock Co., Ltd.	15,885	426,727
LS Industrial Systems Co., Ltd.	26,294	1,484,542
Orion Corp.†	15,401	1,616,250
Samsung Fire & Marine Insurance Co., Ltd.	4,766	1,139,542
Tera Semicon Co., Ltd.	113,643	3,019,010
TK Corp.	44,873	454,440

		9,633,439

Spain - 1.9%

Amadeus IT Group SA	89,723	6,478,023
Cellnex Telecom SA#*	61,888	1,523,938
CEMEX Latam Holdings SA†	103,592	373,639
CIE Automotive SA	150,588	4,423,687
Viscofan SA	13,486	864,302

		13,663,589

Sweden - 2.9%

Ahlsell AB*	173,293	1,050,803
Essity AB, Class B†	25,611	744,913
Evolution Gaming Group AB*	82,724	5,468,825
LeoVegas AB*	480,307	4,895,036
Saab AB, Series B	11,010	535,250
Scandic Hotels Group AB*	351,783	4,583,989
SSAB AB, Class A†	520,466	2,450,114
Swedish Match AB	26,593	1,005,958

		20,734,888

Switzerland - 4.4%

Coca-Cola HBC AG	17,679	564,694
DKSH Holding AG	2,812	241,074
Dufry AG†	2,993	431,278
Forbo Holding AG	2,296	3,402,187
Geberit AG	1,979	860,329
Georg Fischer AG	5,262	6,919,550
Julius Baer Group, Ltd.	15,204	894,109
Logitech International SA	122,957	4,282,793
Lonza Group AG	1,605	419,315
Sika AG	449	3,467,526
Sonova Holding AG	8,735	1,392,502
Temenos Group AG	69,896	8,634,562

		31,509,919

Taiwan - 0.7%

Advantech Co., Ltd.	55,256	370,217
E.Sun Financial Holding Co., Ltd.	3,058,152	1,894,657
PChome Online, Inc.	215,932	961,200
Voltronic Power Technology Corp.	35,950	655,000
Yuanta Financial Holding Co., Ltd.	2,827,807	1,315,037

		5,196,111

Thailand - 1.1%

AEON Thana Sinsap Thailand PCL	144,900	465,845
Precious Shipping PCL†	718,250	237,511
PTT Global Chemical PCL	717,300	1,746,030
Thai Beverage PCL	1,613,300	1,155,849
Tisco Financial Group PCL	1,563,600	4,224,976

		7,830,211

Turkey - 0.6%

Ford Otomotiv Sanayi AS	16,035	225,356
Tofas Turk Otomobil Fabrikasi AS	27,255	217,243
Turk Hava Yollari AO†	1,238,015	3,877,745

		4,320,344

United Kingdom - 14.6%

Abcam PLC	451,094	5,999,189
Admiral Group PLC	19,594	508,744
Ashtead Group PLC	28,800	740,298
Auto Trader Group PLC*	376,738	1,713,496
Babcock International Group PLC	85,507	806,224
Bellway PLC	8,805	412,368
Booker Group PLC	1,521,390	4,509,252
Britvic PLC	40,210	437,924
Bunzl PLC	301,227	8,620,936
Burberry Group PLC	27,976	649,813
Cobham PLC†	302,613	519,867
Compass Group PLC	154,147	3,128,073
ConvaTec Group PLC*	282,473	742,455
Cranswick PLC†	114,125	4,969,384
Croda International PLC	84,800	4,904,662
CVS Group PLC	199,584	2,728,317
Dignity PLC	53,336	1,248,992
Domino’s Pizza Group PLC	735,421	3,238,598
Elementis PLC	51,486	189,609
EMIS Group PLC	30,008	382,216
Fevertree Drinks PLC	285,092	7,531,075
Forterra PLC*	46,578	182,605
GKN PLC	132,355	555,893

Greggs PLC	37,859	680,205
Halma PLC	76,451	1,324,059
Hargreaves Lansdown PLC	47,250	1,024,073
Howden Joinery Group PLC	109,907	669,724
Ibstock PLC*	1,177,357	3,838,014
IG Group Holdings PLC	76,181	664,840
IMI PLC	32,874	555,942
Indivior PLC†	650,499	3,271,413
Intertek Group PLC	34,349	2,430,847
Jardine Lloyd Thompson Group PLC	81,620	1,463,822
Just Eat PLC†	139,187	1,505,006
KAZ Minerals PLC†	569,218	5,771,920
Keywords Studios PLC	373,698	7,434,771
Meggitt PLC	88,652	582,768
Merlin Entertainments PLC*	88,030	419,316
Moneysupermarket.com Group PLC	195,402	885,641
PZ Cussons PLC	22,353	97,359
Rathbone Brothers PLC	48,315	1,682,289
Rightmove PLC	51,829	2,826,076
Rotork PLC	105,557	369,677
Scapa Group PLC	373,097	2,470,675
Schroders PLC	63,872	2,983,668
Smith & Nephew PLC	99,929	1,767,418
Spectris PLC	33,177	1,123,745
Spirax-Sarco Engineering PLC	15,381	1,195,283
Stagecoach Group PLC	140,822	343,064
Tate & Lyle PLC	26,979	245,676
TechnipFMC PLC	25,240	720,182
Whitbread PLC	16,803	811,519
ZPG PLC*	299,514	1,306,461

		105,185,443

United States - 0.9%

Autoliv, Inc. SDR	4,456	565,620
EPAM Systems, Inc.†	31,499	3,195,258
Gran Tierra Energy, Inc.†	269,185	602,988
Yum China Holdings, Inc.	48,712	1,988,911

		6,352,777

Total Common Stocks
(cost $514,142,469)		692,432,405

EXCHANGE-TRADED FUNDS - 0.5%

iShares MSCI EAFE Small-Cap ETF# (cost $3,066,171)	54,216	3,449,222

EQUITY CERTIFICATES - 0.0%

Deutsche Bank AG - MOIL, Ltd.† (cost $54,123)	33,047	126,130

WARRANTS - 0.0%

Precious Shipping PCL Expires 06/15/2018 (strike price THB 17.50) †
(cost $0)	27,795	2,468

Total Long-Term Investment Securities
(cost $517,262,763)		696,010,225

SHORT-TERM INVESTMENT SECURITIES - 4.7%
Commercial Paper - 1.5%

General Electric Co. 1.12% due 12/01/2017	$10,755,000	10,755,000

Registered Investment Companies - 3.2%

State Street Navigator Securities Lending Government Money Market Portfolio 1.04%(1)(2)	23,607,266	23,607,266

Total Short-Term Investment Securities
(cost $34,362,266)		34,362,266

REPURCHASE AGREEMENTS - 1.8%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 11/30/2017, to be repurchased 12/01/2017 in the amount of $13,089,044, collateralized by $11,335,000 of United States Treasury Bonds, bearing interest at 3.75%, due 11/15/2043 and having an approximate value of $13,356,246 (cost $13,089,000)	13,089,000	13,089,000

TOTAL INVESTMENTS
(cost $564,714,029)	102.8%	743,461,491
Liabilities in excess of other assets	(2.8)	(20,394,378)

NET ASSETS	100.0%	$723,067,113

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2017, the aggregate value of these securities was $39,889,106 representing 5.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	The rate shown is the 7-day yield as of November 30, 2017.
(2)	At November 30, 2017, the Fund had loaned securities with a total value of $35,928,863. This was secured by collateral of $23,607,266, which was received in cash and subsequently invested in short-term investments currently valued at $23,607,266 as reported in the Portfolio of Investments. Additional collateral of $14,081,590 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 10/01/2047	$781,304
Federal National Mtg. Assoc.	2.96% to 4.00%	02/25/2027 to 11/01/2047	5,376,469
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2044 to 11/20/2046	1,905,355
United States Treasury Notes/Bonds	0.13% to 7.88%	02/28/2018 to 11/15/2046	6,018,462

(3)	Illiquid Security. At November 30, 2017 the aggregate value of these securities was $0, representing 0.0% of net assets.
(4)	Security classified as Level 3 (see Note 1).

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
SDR	- Swedish Depositary Receipt
THB	- Thai Baht

Industry Allocation*
Banks-Commercial	3.3%
Auto/Truck Parts & Equipment-Original	3.3
Registered Investment Companies	3.2
Machinery-General Industrial	2.8
Retail-Discount	2.4
Real Estate Operations & Development	2.4
Hotels/Motels	2.1
Electronic Components-Misc.	2.1
Diversified Financial Services	1.9
Repurchase Agreements	1.8
Retail-Restaurants	1.8
Food-Misc./Diversified	1.7
Building Products-Cement	1.7
Gambling (Non-Hotel)	1.7
Commercial Services	1.7
Computer Services	1.6
Chemicals-Diversified	1.6
Machine Tools & Related Products	1.5
E-Commerce/Services	1.5
Commercial Paper	1.5
Retail-Drug Store	1.5
Food-Catering	1.4
Distribution/Wholesale	1.4
Building & Construction Products-Misc.	1.4
Beverages-Wine/Spirits	1.3
Brewery	1.3
Medical-Drugs	1.3
Containers-Paper/Plastic	1.2
Beverages-Non-alcoholic	1.2
Enterprise Software/Service	1.2
Human Resources	1.2
Building & Construction-Misc.	1.1
Consulting Services	1.0
Applications Software	0.9
Machinery-Material Handling	0.9
Forestry	0.9
Transactional Software	0.9
Computers-Integrated Systems	0.9
Food-Meat Products	0.9
Finance-Other Services	0.9
Cosmetics & Toiletries	0.8
Metal-Copper	0.8
Medical-Biomedical/Gene	0.8
Miscellaneous Manufacturing	0.8
Electronic Components-Semiconductors	0.8
Insurance-Property/Casualty	0.8
Building-Residential/Commercial	0.8
E-Services/Consulting	0.8
Investment Management/Advisor Services	0.7
Wire & Cable Products	0.7
Semiconductor Equipment	0.7
Diversified Operations	0.7
Shipbuilding	0.7
Internet Gambling	0.7
Apparel Manufacturers	0.7
Wireless Equipment	0.7
Transport-Services	0.6
E-Commerce/Products	0.6
Medical Products	0.6
Food-Retail	0.6
Food-Wholesale/Distribution	0.6
Finance-Credit Card	0.6
Computers-Periphery Equipment	0.6
Chemicals-Specialty	0.6
Engineering/R&D Services	0.6
Airlines	0.6
Transport-Marine	0.5
Building Products-Wood	0.5
Oil Companies-Exploration & Production	0.5
Retail-Misc./Diversified	0.5
Schools-Day Care	0.5
Multimedia	0.5
Exchange-Traded Funds	0.5
Schools	0.4
Oil-Field Services	0.4
Metal-Diversified	0.4
Power Converter/Supply Equipment	0.4
Gas-Distribution	0.4
Insurance Brokers	0.4
Aerospace/Defense	0.4
Steel-Producers	0.4
Medical Instruments	0.4
Appliances	0.4
Veterinary Diagnostics	0.4
Real Estate Management/Services	0.4
Steel-Specialty	0.4
Retail-Apparel/Shoe	0.4
Coatings/Paint	0.3
Food-Confectionery	0.3
Fisheries	0.3
Leisure Products	0.3
Oil Refining & Marketing	0.3
Retail-Automobile	0.3
Food-Flour & Grain	0.3
Transport-Rail	0.2
Satellite Telecom	0.2
Electronic Connectors	0.2
Real Estate Investment Trusts	0.2
Research & Development	0.2
Telecommunication Equipment	0.2
Building-Maintenance & Services	0.2
Retail-Home Furnishings	0.2
Textile-Products	0.2
Telephone-Integrated	0.2
Metal-Iron	0.2
Electric Products-Misc.	0.2
Rubber/Plastic Products	0.2
Electronic Measurement Instruments	0.2
Rental Auto/Equipment	0.2
Soap & Cleaning Preparation	0.2
Gold Mining	0.2
Funeral Services & Related Items	0.2
Explosives	0.2
Diversified Manufacturing Operations	0.2
Dental Supplies & Equipment	0.2
Respiratory Products	0.2
Hazardous Waste Disposal	0.2
Airport Development/Maintenance	0.2
Female Health Care Products	0.2
Auto-Heavy Duty Trucks	0.2
Electric-Integrated	0.2
Transport-Truck	0.2
Agricultural Operations	0.2
Diversified Minerals	0.1
Tobacco	0.1
Web Portals/ISP	0.1
E-Marketing/Info	0.1
Medical Labs & Testing Services	0.1
Finance-Investment Banker/Broker	0.1
Insurance-Life/Health	0.1
Machinery-Thermal Process	0.1

Disposable Medical Products	0.1
Veterinary Products	0.1
Internet Content-Information/News	0.1
Cable/Satellite TV	0.1
Theaters	0.1
Home Furnishings	0.1
Medical-Hospitals	0.1
MRI/Medical Diagnostic Imaging	0.1
Television	0.1
Footwear & Related Apparel	0.1
Retail-Convenience Store	0.1
Retail-Sporting Goods	0.1
Aerospace/Defense-Equipment	0.1
Water	0.1
Finance-Consumer Loans	0.1
Metal Processors & Fabrication	0.1
Industrial Gases	0.1
Building Products-Air & Heating	0.1
Chemicals-Plastics	0.1
Consumer Products-Misc.	0.1
Resorts/Theme Parks	0.1
Diagnostic Equipment	0.1
Electric-Distribution	0.1
Medical Information Systems	0.1
Computers	0.1
Instruments-Controls	0.1

102.8%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$1,742,384	$13,534,893	**	$0	$15,277,277
Other Countries	73,810,741	603,344,387	**	—	677,155,128
Exchange-Traded Funds	3,449,222	—		—	3,449,222
Equity Certificates	—	126,130		—	126,130
Warrants	2,468	—		—	2,468
Short Term Investment Securities:
Commercial Paper	—	10,755,000		—	10,755,000
Registered Investment Companies	23,607,266	—		—	23,607,266
Repurchase Agreements	—	13,089,000		—	13,089,000

Total Investments at Value	$102,612,081	$640,849,410		$0	$743,461,491

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS - November 30, 2017- (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.2%
Advertising Agencies - 0.9%

Omnicom Group, Inc.	29,212	$2,086,905

Aerospace/Defense - 2.9%

General Dynamics Corp.	8,560	1,773,290
Northrop Grumman Corp.	4,369	1,343,031
Raytheon Co.	21,544	4,118,135

		7,234,456

Aerospace/Defense-Equipment - 3.4%

Harris Corp.	13,649	1,972,280
L3 Technologies, Inc.	10,589	2,102,870
United Technologies Corp.	35,357	4,294,108

		8,369,258

Agricultural Chemicals - 1.4%

CF Industries Holdings, Inc.	69,451	2,602,329
Potash Corp. of Saskatchewan, Inc.	38,743	761,300

		3,363,629

Airlines - 0.8%

Delta Air Lines, Inc.	39,009	2,064,356

Applications Software - 0.2%

Microsoft Corp.	5,968	502,327

Banks-Commercial - 1.3%

BB&T Corp.	63,329	3,129,719

Banks-Fiduciary - 0.6%

Bank of New York Mellon Corp.	24,987	1,367,788

Banks-Super Regional - 3.8%

PNC Financial Services Group, Inc.	20,321	2,856,320
SunTrust Banks, Inc.	31,667	1,951,637
US Bancorp	45,939	2,533,536
Wells Fargo & Co.	37,810	2,135,131

		9,476,624

Beverages-Non-alcoholic - 1.6%

Coca-Cola Co.	39,045	1,787,090
Coca-Cola European Partners PLC	33,771	1,316,731
PepsiCo, Inc.	7,460	869,239

		3,973,060

Building Products-Cement - 1.0%

Martin Marietta Materials, Inc.	5,862	1,221,582
Vulcan Materials Co.	10,627	1,335,283

		2,556,865

Cable/Satellite TV - 0.7%

Comcast Corp., Class A	47,328	1,776,693

Casino Hotels - 0.4%

Las Vegas Sands Corp.	13,108	908,253

Cellular Telecom - 0.3%

Vodafone Group PLC ADR#	24,643	758,512

Chemicals-Diversified - 1.8%

DowDuPont, Inc.	48,881	3,517,477
Westlake Chemical Corp.	9,691	949,039

		4,466,516

Commercial Services - 0.8%

Quanta Services, Inc.†	50,347	1,908,151

Commercial Services-Finance - 0.5%

Total System Services, Inc.	14,800	1,100,528

Computer Data Security - 0.3%

Check Point Software Technologies, Ltd.†	7,855	819,198

Computer Services - 0.4%

Teradata Corp.†#	24,340	925,163

Computers - 1.2%

Apple, Inc.	16,605	2,853,569

Containers-Metal/Glass - 0.8%

Crown Holdings, Inc.†	32,040	1,913,749

Containers-Paper/Plastic - 0.6%

Packaging Corp. of America	11,585	1,373,981

Cosmetics & Toiletries - 0.5%

Procter & Gamble Co.	14,325	1,289,107

Diagnostic Equipment - 1.1%

Abbott Laboratories	46,755	2,635,579

Distribution/Wholesale - 0.4%

Fastenal Co.	20,973	1,098,776

Diversified Banking Institutions - 10.7%

Bank of America Corp.	250,613	7,059,768
Citigroup, Inc.	109,092	8,236,446
Goldman Sachs Group, Inc.	9,539	2,362,238
JPMorgan Chase & Co.	84,685	8,851,276

		26,509,728

Diversified Manufacturing Operations - 0.5%

Carlisle Cos., Inc.	9,992	1,148,780

Electric Products-Misc. - 0.4%

AMETEK, Inc.	13,917	1,011,627

Electric-Distribution - 0.6%

PPL Corp.	42,480	1,557,742

Electric-Integrated - 1.0%

Great Plains Energy, Inc.	58,146	1,994,989
PG&E Corp.	8,053	436,795

		2,431,784

Electronic Components-Semiconductors - 1.5%

Intel Corp.	28,196	1,264,309
Texas Instruments, Inc.	25,435	2,474,571

		3,738,880

Enterprise Software/Service - 2.1%

Oracle Corp.	106,784	5,238,823

Finance-Consumer Loans - 0.9%

Synchrony Financial	64,325	2,308,624

Finance-Credit Card - 1.7%

American Express Co.	33,376	3,261,169
Discover Financial Services	14,572	1,028,783

		4,289,952

Finance-Investment Banker/Broker - 0.6%

Raymond James Financial, Inc.	15,317	1,352,491

Food-Confectionery - 0.4%

J.M. Smucker Co.	8,411	981,311

Food-Misc./Diversified - 4.0%

Conagra Brands, Inc.	110,976	4,142,734
General Mills, Inc.#	8,822	498,972
Kellogg Co.#	30,606	2,024,893
Kraft Heinz Co.	21,856	1,778,423
Mondelez International, Inc., Class A	31,028	1,332,342

		9,777,364

Gold Mining - 0.7%

Newmont Mining Corp.	48,241	1,784,435

Instruments-Controls - 1.3%

Honeywell International, Inc.	20,739	3,234,455

Insurance-Life/Health - 1.4%

Athene Holding, Ltd., Class A†	9,436	453,589
Prudential Financial, Inc.	26,510	3,070,918

		3,524,507

Insurance-Multi-line - 4.7%

Allstate Corp.	25,773	2,645,856
Chubb, Ltd.	9,705	1,476,227
Hartford Financial Services Group, Inc.	81,381	4,674,525
Voya Financial, Inc.	66,168	2,924,626

		11,721,234

Insurance-Property/Casualty - 0.6%

XL Group, Ltd.#	40,734	1,581,294

Insurance-Reinsurance - 4.3%

Berkshire Hathaway, Inc., Class B†	55,255	10,664,768

Internet Infrastructure Software - 0.3%

F5 Networks, Inc.†	4,897	657,177

Investment Management/Advisor Services - 1.2%

Affiliated Managers Group, Inc.	5,990	1,190,033
Ameriprise Financial, Inc.	10,874	1,774,963

		2,964,996

Medical Instruments - 0.3%

Boston Scientific Corp.†	29,852	784,511

Medical Labs & Testing Services - 0.6%

Laboratory Corp. of America Holdings†	9,017	1,427,121

Medical-Biomedical/Gene - 1.0%

Biogen, Inc.†	2,595	836,031
Gilead Sciences, Inc.	21,137	1,580,625

		2,416,656

Medical-Drugs - 6.9%

AbbVie, Inc.	9,284	899,805
Bristol-Myers Squibb Co.	14,232	899,320
Johnson & Johnson	56,370	7,854,032
Merck & Co., Inc.	18,433	1,018,792
Novartis AG ADR	14,073	1,207,464
Pfizer, Inc.	142,909	5,181,880

		17,061,293

Medical-HMO - 2.4%

Aetna, Inc.	9,928	1,788,827
Anthem, Inc.	3,993	938,195
Humana, Inc.	5,346	1,394,558
UnitedHealth Group, Inc.	8,060	1,839,050

		5,960,630

Medical-Wholesale Drug Distribution - 0.3%

AmerisourceBergen Corp.	10,021	849,981
Freeport-McMoRan, Inc.†	59,215	824,273

		1,674,254

Multimedia - 0.9%

Twenty-First Century Fox, Inc., Class A	28,073	896,652
Twenty-First Century Fox, Inc., Class B	38,829	1,209,523

		2,106,175

Networking Products - 2.7%

Cisco Systems, Inc.	175,334	6,539,958

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc.	7,551	490,362

Oil Companies-Exploration & Production - 7.5%

Anadarko Petroleum Corp.	34,834	1,675,167
Cimarex Energy Co.	4,522	525,049
EOG Resources, Inc.	40,150	4,108,148
Hess Corp.#	58,487	2,683,384
Noble Energy, Inc.	54,683	1,438,163
Occidental Petroleum Corp.	114,844	8,096,502

		18,526,413

Oil Companies-Integrated - 0.3%

Chevron Corp.	6,241	742,617

Oil Refining & Marketing - 1.7%

Phillips 66	43,906	4,283,469

Oil-Field Services - 1.0%

Schlumberger, Ltd.	37,631	2,365,108

Pharmacy Services - 0.4%

Express Scripts Holding Co.†	13,994	912,129

Real Estate Investment Trusts - 0.7%

Equity Residential	27,339	1,826,792

Retail-Drug Store - 0.2%

Walgreens Boots Alliance, Inc.	6,371	463,554

Rubber-Tires - 0.7%

Goodyear Tire & Rubber Co.	55,224	1,787,601

Telephone-Integrated - 2.6%

AT&T, Inc.	89,810	3,267,288
Verizon Communications, Inc.	62,958	3,203,932

		6,471,220

Transport-Rail - 0.2%

Union Pacific Corp.	4,294	543,191

Web Portals/ISP - 0.7%

Alphabet, Inc., Class A†	1,646	1,705,536

Total Common Stocks
(cost $208,990,294)		242,521,324

EXCHANGE-TRADED FUNDS - 0.2%
iShares Russell 1000 Value ETF (cost $610,378)	5,083	625,362

Total Long-Term Investment Securities
(cost $209,600,672)		243,146,686

SHORT-TERM INVESTMENT SECURITIES - 2.1%
Registered Investment Companies - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 1.04%(1)(2)	853,775	853,775

SHORT-TERM INVESTMENT SECURITIES (continued)
Time Deposits - 1.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 12/01/2017	$4,369,000	4,369,000

Total Short-Term Investment Securities
(cost $5,222,775)		5,222,775

TOTAL INVESTMENTS
(cost $214,823,447)	100.5%	248,369,461
Liabilities in excess of other assets	(0.5)	(1,327,686)

NET ASSETS	100.0%	$247,041,775

#	The security or a portion thereof is out on loan (see Note 1).
†	Non-income producing security
(1)	At November 30, 2017, the Fund had loaned securities with a total value of $6,892,493. This was secured by collateral of $853,775, which was received in cash and subsequently invested in short-term investments currently valued at $853,775 as reported in the Portfolio of Investments. Additional collateral of $6,138,903 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 10/01/2047	$278,609
Federal National Mtg. Assoc.	2.96% to 4.00%	02/25/2027 to 11/01/2047	145,857
Government National Mtg. Assoc.	2.50% to 3.50%	06/20/2045 to 11/20/2046	279,680
United States Treasury Bills	0.00%	12/21/2017 to 04/26/2018	117,661
United States Treasury Notes/Bonds	zero coupon to 8.13%	12/31/2017 to 11/15/2046	5,317,096

(2)	The rate shown is the 7-day yield as of November 30, 2017.

ADR - American Depository Receipt

ETF - Exchange-Traded Fund

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$242,521,324	$—	$—	$242,521,324
Exchange-Traded Funds	625,362	—	—	625,362
Short-Term Investment Securities:
Registered Investment Companies	853,775	—	—	853,775
Other Short-Term Investment Securities	—	4,369,000	—	4,369,000

Total Investments at Value	$244,000,461	$4,369,000	$—	$248,369,461

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS - November 30, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.7%
Aerospace/Defense-Equipment - 0.9%

HEICO Corp., Class A	17,475	$1,326,352

Airlines - 2.9%

Alaska Air Group, Inc.	21,896	1,514,546
JetBlue Airways Corp.†	77,198	1,657,441
Spirit Airlines, Inc.†	27,174	1,158,428

		4,330,415

Apparel Manufacturers - 0.3%

Under Armour, Inc., Class C†#	36,082	430,458

Applications Software - 1.0%

ServiceNow, Inc.†#	12,164	1,496,172

Auction Houses/Art Dealers - 0.6%

KAR Auction Services, Inc.	17,294	871,099

Auto-Heavy Duty Trucks - 0.8%

PACCAR, Inc.	16,230	1,141,456

Auto/Truck Parts & Equipment-Original - 1.0%

Allison Transmission Holdings, Inc.	35,358	1,451,092

Banks-Commercial - 5.6%

Cullen/Frost Bankers, Inc.#	7,265	714,949
East West Bancorp, Inc.	10,821	665,924
First Citizens BancShares, Inc., Class A	2,513	1,071,769
First Republic Bank	19,112	1,825,961
M&T Bank Corp.	14,869	2,512,118
Prosperity Bancshares, Inc.	10,834	758,813
South State Corp.#	8,698	800,651

		8,350,185

Banks-Fiduciary - 1.1%

Northern Trust Corp.	16,063	1,570,640

Building Products-Air & Heating - 2.0%

Lennox International, Inc.	13,924	2,920,420

Building-Residential/Commercial - 1.9%

NVR, Inc.†	814	2,828,650

Commercial Services - 2.2%

Cintas Corp.	8,812	1,387,361
CoStar Group, Inc.†#	6,279	1,914,907

		3,302,268

Commercial Services-Finance - 8.9%

Equifax, Inc.	3,887	443,585
Global Payments, Inc.	29,768	2,993,470
Moody’s Corp.	6,259	950,241
Total System Services, Inc.	27,288	2,029,136
TransUnion†	63,533	3,527,352
Vantiv, Inc., Class A†#	9,860	739,500
WEX, Inc.†	19,072	2,454,948

		13,138,232

Computer Aided Design - 1.0%

Cadence Design Systems, Inc.†	32,049	1,407,272

Computer Services - 3.5%

Genpact, Ltd.	104,169	3,358,409
Teradata Corp.†#	46,027	1,749,486

		5,107,895

Computer Software - 2.5%

Akamai Technologies, Inc.†	35,225	1,964,850
Blackbaud, Inc.#	17,255	1,698,755

		3,663,605

Containers-Metal/Glass - 1.5%

Ball Corp.#	34,155	1,363,126
Silgan Holdings, Inc.	27,423	791,976

		2,155,102

Containers-Paper/Plastic - 1.5%

Packaging Corp. of America	19,239	2,281,745

Data Processing/Management - 1.0%

Dun & Bradstreet Corp.	12,197	1,501,573

Decision Support Software - 1.0%

MSCI, Inc.	11,364	1,462,547

Disposable Medical Products - 1.1%

STERIS PLC	18,618	1,674,875

Distribution/Wholesale - 0.7%

Fastenal Co.#	21,075	1,104,119

E-Commerce/Services - 2.0%

GrubHub, Inc.†#	7,800	526,968
TripAdvisor, Inc.†#	14,045	486,238
Zillow Group, Inc., Class A†	17,256	708,531
Zillow Group, Inc., Class C†#	31,181	1,279,668

		3,001,405

E-Services/Consulting - 1.8%

CDW Corp.	37,017	2,591,560

Electric-Integrated - 0.4%

Black Hills Corp.#	9,080	531,271

Electronic Components-Semiconductors - 1.0%

Silicon Laboratories, Inc.†	16,193	1,475,182

Electronic Measurement Instruments - 4.2%

Keysight Technologies, Inc.†	33,359	1,451,117
National Instruments Corp.	55,295	2,430,215
Trimble, Inc.†	54,000	2,267,460

		6,148,792

Enterprise Software/Service - 2.2%

Black Knight, Inc.†	22,854	1,026,145
Guidewire Software, Inc.†#	16,960	1,261,654
Veeva Systems, Inc., Class A†	16,415	988,347

		3,276,146

Finance-Auto Loans - 0.9%

Credit Acceptance Corp.†#	4,509	1,365,776

Finance-Credit Card - 0.3%

Blackhawk Network Holdings, Inc.†	12,923	474,920

Finance-Mortgage Loan/Banker - 0.8%

FNF Group	28,548	1,155,052

Gas-Distribution - 1.6%

NiSource, Inc.	16,443	452,676
UGI Corp.	38,570	1,890,315

		2,342,991

Hotels/Motels - 1.2%

Choice Hotels International, Inc.	21,992	1,726,372

Human Resources - 1.1%

Robert Half International, Inc.	29,353	1,674,295

Instruments-Controls - 1.4%

Mettler-Toledo International, Inc.†	3,210	2,019,764

Instruments-Scientific - 1.0%

Waters Corp.†	7,294	1,438,158

Insurance-Property/Casualty - 5.0%

Alleghany Corp.†	1,899	1,110,535
Fairfax Financial Holdings, Ltd.	2,475	1,360,113
Markel Corp.†#	2,594	2,871,299
White Mountains Insurance Group, Ltd.	1,145	1,020,184
WR Berkley Corp.	14,457	999,268

		7,361,399

Investment Management/Advisor Services - 0.2%

Financial Engines, Inc.#	9,972	278,219

Lasers-System/Components - 1.0%

II-VI, Inc.†	31,544	1,495,186

Linen Supply & Related Items - 0.5%

UniFirst Corp.	4,625	756,187

Machinery-General Industrial - 2.8%

IDEX Corp.	23,152	3,138,717
Middleby Corp.†	7,969	1,016,207

		4,154,924

Medical Instruments - 1.5%

Integra LifeSciences Holdings Corp.†#	7,521	365,671
Teleflex, Inc.	7,240	1,922,365

		2,288,036

Medical Products - 1.0%

Varian Medical Systems, Inc.†#	13,884	1,551,537

Medical-Biomedical/Gene - 5.0%

Alnylam Pharmaceuticals, Inc.†	7,271	978,240
BeiGene, Ltd. ADR†	4,348	347,840
Bluebird Bio, Inc.†#	7,676	1,326,413
Ionis Pharmaceuticals, Inc.†#	36,371	2,018,227
Sage Therapeutics, Inc.†#	16,548	1,529,201
Ultragenyx Pharmaceutical, Inc.†#	22,659	1,144,053

		7,343,974

Medical-Drugs - 3.6%

Aerie Pharmaceuticals, Inc.†#	19,399	1,246,386
Alkermes PLC†#	34,218	1,789,259
Ironwood Pharmaceuticals, Inc.†#	60,665	1,047,685
TESARO, Inc.†#	15,257	1,290,742

		5,374,072

Motorcycle/Motor Scooter - 1.0%

Harley-Davidson, Inc.#	30,428	1,527,486

Multimedia - 1.2%

FactSet Research Systems, Inc.#	8,988	1,796,521

Non-Hazardous Waste Disposal - 1.0%

Waste Connections, Inc.	20,672	1,422,854

Oil Companies-Exploration & Production - 1.8%

Diamondback Energy, Inc.†#	6,461	706,252
Newfield Exploration Co.†#	24,005	742,475
WPX Energy, Inc.†	96,665	1,224,745

		2,673,472

Printing-Commercial - 0.4%

Cimpress NV†#	4,454	542,497

Rental Auto/Equipment - 0.9%

AMERCO	3,528	1,307,724

Retail-Automobile - 1.3%

CarMax, Inc.†#	28,067	1,934,097

Retail-Misc./Diversified - 0.7%

PriceSmart, Inc.#	11,808	1,009,584

Semiconductor Equipment - 1.1%

MKS Instruments, Inc.	17,428	1,643,460

Telecom Equipment-Fiber Optics - 0.6%

Finisar Corp.†#	44,639	893,226

Telecommunication Equipment - 0.8%

CommScope Holding Co., Inc.†	33,882	1,219,413

Therapeutics - 1.9%

Agios Pharmaceuticals, Inc.†#	17,251	1,061,799
Neurocrine Biosciences, Inc.†#	25,173	1,809,687

		2,871,486

Transport-Rail - 1.4%

Genesee & Wyoming, Inc., Class A†	26,035	2,052,079

Web Hosting/Design - 2.1%

VeriSign, Inc.†#	27,317	3,144,187

Total Long-Term Investment Securities
(cost $130,183,770)		147,379,476

SHORT-TERM INVESTMENT SECURITIES - 2.4%
Registered Investment Companies - 2.0%

State Street Navigator Securities Lending Government Money Market Portfolio 1.04%(1)(2)	2,921,729	2,921,729

Time Deposits - 0.4%

Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 12/01/2017	$634,000	634,000

Total Short-Term Investment Securities
(cost $3,555,729)		3,555,729

TOTAL INVESTMENTS
(cost $133,739,499)	102.1%	150,935,205
Liabilities in excess of other assets	(2.1)	(3,099,909)

NET ASSETS	100.0%	$147,835,296

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 1).
(1)	At November 30, 2017, the Fund had loaned securities with a total value of $31,300,679. This was secured by collateral of $2,921,729, which was received in cash and subsequently invested in short-term investments currently valued at $2,921,729 as reported in the Portfolio of Investments. Additional collateral of $28,714,947 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 10/01/2047	$4,372,839
Federal National Mtg. Assoc.	2.96% to 4.00%	02/25/2027 to 11/01/2047	2,289,265
Government National Mtg. Assoc.	2.50% to 3.50%	06/20/2045 to 11/20/2046	4,389,659
United States Treasury Bills	0.00%	12/14/2017 to 07/19/2018	612,036
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/31/2017 to 02/15/2047	17,051,148

(2)	The rate shown is the 7-day yield as of November 30, 2017.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$147,379,476	$—	$—	$147,379,476
Short-Term Investment Securities:
Registered Investment Companies	2,921,729	—	—	2,921,729
Time Deposits	—	634,000	—	634,000

Total Investments at Value	$150,301,205	$634,000	$—	$150,935,205

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS - November 30, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.9%
Advertising Agencies - 0.1%

Omnicom Group, Inc.	15,283	$1,091,818

Aerospace/Defense - 0.3%

Spirit AeroSystems Holdings, Inc., Class A	43,797	3,689,897

Aerospace/Defense-Equipment - 2.8%

Curtiss-Wright Corp.	31,772	3,946,082
Harris Corp.	125,360	18,114,520
L3 Technologies, Inc.	12,701	2,522,292
Moog, Inc., Class A†	66,577	5,599,791

		30,182,685

Airlines - 1.5%

American Airlines Group, Inc.#	65,101	3,286,950
Delta Air Lines, Inc.	52,996	2,804,548
JetBlue Airways Corp.†	205,864	4,419,900
Southwest Airlines Co.	54,860	3,328,356
United Continental Holdings, Inc.†	45,736	2,896,004

		16,735,758

Auto-Heavy Duty Trucks - 0.2%

PACCAR, Inc.	29,476	2,073,047

Auto/Truck Parts & Equipment-Original - 1.3%

BorgWarner, Inc.#	104,869	5,839,106
Lear Corp.	14,973	2,708,466
Tenneco, Inc.#	32,245	1,915,675
WABCO Holdings, Inc.†	25,204	3,766,738

		14,229,985

Banks-Commercial - 5.2%

Bank of the Ozarks#	107,763	5,196,332
BB&T Corp.	61,582	3,043,382
East West Bancorp, Inc.#	136,059	8,373,071
FNB Corp.	308,963	4,384,185
IBERIABANK Corp.	90,901	7,067,553
MB Financial, Inc.	124,182	5,780,672
Regions Financial Corp.	296,608	4,920,727
South State Corp.#	55,357	5,095,612
Western Alliance Bancorp†	95,113	5,533,674
Zions Bancorporation	136,366	6,756,935

		56,152,143

Banks-Fiduciary - 0.4%

State Street Corp.	44,958	4,286,745

Banks-Super Regional - 3.8%

Comerica, Inc.	164,828	13,731,821
Fifth Third Bancorp	233,142	7,113,162
Huntington Bancshares, Inc.	583,643	8,404,459
KeyCorp	161,025	3,056,255
SunTrust Banks, Inc.	142,924	8,808,406

		41,114,103

Batteries/Battery Systems - 0.2%

EnerSys	30,191	2,085,896

Beverages-Non-alcoholic - 0.3%

Coca-Cola European Partners PLC	83,208	3,244,280

Building & Construction Products-Misc. - 0.2%

Louisiana-Pacific Corp.†	84,886	2,343,702

Building Products-Cement - 0.2%

Cemex SAB de CV ADR†#	335,943	2,549,807

Building Products-Doors & Windows - 0.9%

JELD-WEN Holding, Inc.†	60,182	2,353,718
Sanwa Holdings Corp.	535,821	7,088,498

		9,442,216

Building Products-Wood - 0.7%

Masco Corp.	186,691	8,010,911

Building-Heavy Construction - 0.5%

Granite Construction, Inc.#	77,663	5,154,493

Building-Residential/Commercial - 1.3%

D.R. Horton, Inc.	147,354	7,515,054
Lennar Corp., Class A	39,076	2,453,191
Lennar Corp., Class B	791	40,587
Toll Brothers, Inc.	88,978	4,478,263

		14,487,095

Cellular Telecom - 0.6%

Millicom International Cellular SA SDR	91,303	5,974,541

Chemicals-Diversified - 2.0%

Celanese Corp., Series A	81,435	8,733,089
FMC Corp.	27,862	2,630,173
PPG Industries, Inc.#	13,694	1,600,144
Westlake Chemical Corp.	87,522	8,571,030

		21,534,436

Chemicals-Specialty - 0.8%

Cabot Corp.	73,176	4,481,298
Valvoline, Inc.	163,955	4,043,131

		8,524,429

Commercial Services - 0.4%

Atento SA	182,500	1,770,250
Nielsen Holdings PLC	57,303	2,104,166

		3,874,416

Commercial Services-Finance - 0.3%

Moody’s Corp.	18,039	2,738,681

Computer Services - 2.2%

Amdocs, Ltd.	141,148	9,215,553
Cognizant Technology Solutions Corp., Class A	30,155	2,179,604
DXC Technology Co.	91,372	8,784,504
Leidos Holdings, Inc.	55,904	3,553,817

		23,733,478

Computer Software - 0.6%

SS&C Technologies Holdings, Inc.	148,125	6,116,081

Computers - 0.7%

Hewlett Packard Enterprise Co.	118,455	1,652,447
HP, Inc.	255,241	5,474,920

		7,127,367

Computers-Memory Devices - 0.7%

NetApp, Inc.	93,222	5,267,975
Western Digital Corp.	28,425	2,241,596

		7,509,571

Consulting Services - 0.6%

Booz Allen Hamilton Holding Corp.	172,222	6,663,269

Containers-Metal/Glass - 0.9%

Crown Holdings, Inc.†	161,057	9,619,935

Containers-Paper/Plastic - 1.3%

Bemis Co., Inc.	20,800	975,936
Berry Global Group, Inc.†	88,909	5,314,091
Graphic Packaging Holding Co.	292,588	4,479,522
WestRock Co.	52,542	3,279,146

		14,048,695

Cruise Lines - 0.4%

Norwegian Cruise Line Holdings, Ltd.†	78,752	4,265,208

Data Processing/Management - 1.2%

Dun & Bradstreet Corp.	37,828	4,657,005
Fidelity National Information Services, Inc.	89,905	8,480,739

		13,137,744

Dialysis Centers - 0.2%

DaVita, Inc.†	32,692	1,996,174

Disposable Medical Products - 0.7%

STERIS PLC#	83,578	7,518,677

Distribution/Wholesale - 0.7%

WESCO International, Inc.†	116,661	7,647,129

Diversified Manufacturing Operations - 1.2%

Eaton Corp. PLC	59,988	4,665,866
Ingersoll-Rand PLC	53,043	4,647,628
Textron, Inc.	71,646	3,991,399

		13,304,893

E-Commerce/Products - 0.4%

eBay, Inc.†	137,458	4,765,669

E-Commerce/Services - 0.9%

Expedia, Inc.	22,972	2,814,070
IAC/InterActiveCorp†	50,964	6,486,188

		9,300,258

Electric Products-Misc. - 0.6%

AMETEK, Inc.	96,072	6,983,474

Electric-Integrated - 4.6%

Alliant Energy Corp.	371,360	16,752,050
DTE Energy Co.	37,258	4,305,907
Edison International	78,974	6,418,217
Great Plains Energy, Inc.	201,621	6,917,616
Pinnacle West Capital Corp.	91,318	8,383,905
Xcel Energy, Inc.	133,229	6,875,949

		49,653,644

Electronic Components-Misc. - 0.8%

Flex, Ltd.†	391,877	7,081,218
Jabil, Inc.	58,665	1,692,485

		8,773,703

Electronic Components-Semiconductors - 2.6%

Microsemi Corp.†	252,921	13,366,875
ON Semiconductor Corp.†	203,837	4,093,047
Silicon Motion Technology Corp. ADR#	166,849	8,636,104
Skyworks Solutions, Inc.#	24,286	2,543,716

		28,639,742

Electronic Connectors - 0.6%

TE Connectivity, Ltd.	73,425	6,934,257

Electronic Measurement Instruments - 0.7%

Keysight Technologies, Inc.†	171,596	7,464,426

Electronic Parts Distribution - 1.9%

Arrow Electronics, Inc.†	259,129	20,919,484

Engineering/R&D Services - 0.2%

Fluor Corp.	46,232	2,238,091

Engines-Internal Combustion - 0.4%

Cummins, Inc.	22,872	3,828,773

Entertainment Software - 1.0%

Activision Blizzard, Inc.	133,038	8,301,571
NetEase, Inc. ADR	9,333	3,067,851

		11,369,422

Finance-Consumer Loans - 1.1%

Navient Corp.	222,044	2,799,975
SLM Corp.†	346,208	4,005,627
Synchrony Financial	130,816	4,694,986

		11,500,588

Finance-Credit Card - 0.9%

Discover Financial Services	137,080	9,677,848

Finance-Investment Banker/Broker - 1.5%

E*TRADE Financial Corp.†	76,395	3,677,655
Raymond James Financial, Inc.	109,568	9,674,855
TD Ameritrade Holding Corp.	65,888	3,371,489

		16,723,999

Finance-Leasing Companies - 0.3%

Air Lease Corp.#	67,042	2,902,919

Food-Flour & Grain - 0.6%

Post Holdings, Inc.†	82,280	6,537,146

Food-Misc./Diversified - 0.4%

Ingredion, Inc.#	34,438	4,768,974

Gas-Distribution - 1.1%

UGI Corp.	249,264	12,216,429

Hazardous Waste Disposal - 0.6%

Clean Harbors, Inc.†	111,423	6,001,243

Human Resources - 1.4%

ManpowerGroup, Inc.	66,787	8,608,844
Robert Half International, Inc.	118,967	6,785,878

		15,394,722

Instruments-Controls - 0.5%

Sensata Technologies Holding NV†#	108,399	5,414,530

Insurance Brokers - 1.6%

Aon PLC	46,264	6,487,138
Jardine Lloyd Thompson Group PLC	333,302	5,977,638
Marsh & McLennan Cos., Inc.	64,105	5,380,333

		17,845,109

Insurance-Life/Health - 2.2%

CNO Financial Group, Inc.	240,513	6,063,333
Torchmark Corp.#	30,264	2,688,956
Unum Group#	271,466	15,370,405

		24,122,694

Insurance-Multi-line - 1.5%

Allstate Corp.	66,567	6,833,768
Assurant, Inc.	34,456	3,475,577
Loews Corp.	107,718	5,416,061

		15,725,406

Insurance-Property/Casualty - 3.1%

Alleghany Corp.†	12,822	7,498,306
Hanover Insurance Group, Inc.	43,068	4,634,117
Lancashire Holdings, Ltd.	567,395	5,301,527
WR Berkley Corp.#	64,777	4,477,386
XL Group, Ltd.#	305,470	11,858,345

		33,769,681

Insurance-Reinsurance - 1.9%

Reinsurance Group of America, Inc.	127,366	20,639,660

Machine Tools & Related Products - 0.5%

Milacron Holdings Corp.†	331,524	5,844,768

Medical Instruments - 0.6%

Boston Scientific Corp.†	195,905	5,148,383
Bruker Corp.	35,567	1,251,247

		6,399,630

Medical Labs & Testing Services - 0.9%

ICON PLC†	19,420	2,268,450
Laboratory Corp. of America Holdings†	44,937	7,112,179

		9,380,629

Medical Products - 0.2%

Zimmer Biomet Holdings, Inc.	14,586	1,708,021

Medical-Hospitals - 1.2%

Acadia Healthcare Co., Inc.†#	165,840	5,278,687
Envision Healthcare Corp.†	124,308	3,969,154
Universal Health Services, Inc., Class B	35,631	3,860,619

		13,108,460

Medical-Wholesale Drug Distribution - 0.6%

Cardinal Health, Inc.#	62,577	3,703,933
McKesson Corp.	18,642	2,754,169

		6,458,102

Metal Processors & Fabrication - 0.3%

Timken Co.	62,332	3,110,367

Metal-Aluminum - 0.3%

Alcoa Corp.†	79,129	3,284,645

Oil Companies-Exploration & Production - 6.1%

Anadarko Petroleum Corp.	73,708	3,544,618
Cimarex Energy Co.	15,290	1,775,322
Diamondback Energy, Inc.†#	199,816	21,841,887
Energen Corp.†	146,498	8,271,277
EQT Corp.	77,042	4,591,703
Laredo Petroleum, Inc.†#	293,369	3,136,115
Newfield Exploration Co.†#	381,339	11,794,815
Parsley Energy, Inc., Class A†	172,747	4,639,984
Pioneer Natural Resources Co.	22,340	3,485,934
RSP Permian, Inc.†	90,803	3,335,194

		66,416,849

Oil Refining & Marketing - 1.4%

Andeavor	59,480	6,273,355
Delek US Holdings, Inc.#	131,762	4,377,134
Marathon Petroleum Corp.	78,468	4,914,451

		15,564,940

Power Converter/Supply Equipment - 0.9%

Generac Holdings, Inc.†	18,177	893,763
Hubbell, Inc.	72,023	9,059,773

		9,953,536

Publishing-Books - 0.1%

John Wiley & Sons, Inc., Class A	13,287	785,926

Real Estate Investment Trusts - 7.6%

American Assets Trust, Inc.	127,187	5,006,080
American Homes 4 Rent, Class A	92,659	1,990,315
Boston Properties, Inc.	69,965	8,772,212
Corporate Office Properties Trust	163,273	4,953,703
Douglas Emmett, Inc.	110,148	4,440,066
Duke Realty Corp.	87,875	2,471,924
Equity LifeStyle Properties, Inc.	69,925	6,314,927
Equity Residential	51,490	3,440,562
Essex Property Trust, Inc.	9,905	2,446,436
Extra Space Storage, Inc.	50,104	4,276,877
Forest City Realty Trust, Inc., Class A#	94,101	2,253,719
Kilroy Realty Corp.	25,856	1,949,025
Kimco Realty Corp.#	104,969	1,944,026
LaSalle Hotel Properties#	9,603	273,109
Life Storage, Inc.#	42,011	3,773,008
PS Business Parks, Inc.	57,009	7,557,113
Regency Centers Corp.#	70,816	4,802,033
SL Green Realty Corp.#	59,510	6,083,707
STORE Capital Corp.#	358,435	9,254,792

		82,003,634

Recreational Vehicles - 0.5%

Brunswick Corp.	62,834	3,477,862
Camping World Holdings, Inc., Class A	30,889	1,432,014

		4,909,876

Retirement/Aged Care - 0.3%

Brookdale Senior Living, Inc.†	292,762	3,129,626

Rubber-Tires - 0.8%

Goodyear Tire & Rubber Co.	259,233	8,391,372

Savings & Loans/Thrifts - 0.7%

Provident Financial Services, Inc.	62,240	1,701,642
Sterling Bancorp	227,993	5,779,622

		7,481,264

Semiconductor Components-Integrated Circuits - 0.3%

Marvell Technology Group, Ltd.#	149,954	3,349,972

Semiconductor Equipment - 0.8%

Axcelis Technologies, Inc.†	65,952	2,110,464
KLA-Tencor Corp.	13,149	1,344,354
Teradyne, Inc.	123,299	4,989,910

		8,444,728

Shipbuilding - 0.2%

Huntington Ingalls Industries, Inc.	10,205	2,466,242

Steel-Producers - 1.2%

Reliance Steel & Aluminum Co.	87,229	6,857,072
Steel Dynamics, Inc.	172,925	6,657,612

		13,514,684

Telecom Equipment-Fiber Optics - 0.4%

Acacia Communications, Inc.†#	124,960	4,833,453

Telecommunication Equipment - 0.3%

CommScope Holding Co., Inc.†#	77,363	2,784,294

Television - 0.2%

CBS Corp., Class B#	44,300	2,483,458

Tools-Hand Held - 0.6%

Stanley Black & Decker, Inc.	39,037	6,621,846

Toys - 0.3%

Hasbro, Inc.	29,333	2,728,556

Transport-Rail - 0.8%

Genesee & Wyoming, Inc., Class A†	104,331	8,223,369

Transport-Truck - 1.2%

Knight-Swift Transportation Holdings, Inc.#	239,466	10,220,409
Schneider National, Inc., Class B#	86,782	2,276,292

		12,496,701

Web Hosting/Design - 0.6%

VeriSign, Inc.†#	56,502	6,503,380

Wire & Cable Products - 0.2%

Belden, Inc.	27,154	2,299,672

Total Long-Term Investment Securities
(cost $862,973,675)		1,071,003,196

SHORT-TERM INVESTMENT SECURITIES - 1.1%
Registered Investment Companies - 1.1%

State Street Navigator Securities Lending Government Money Market Portfolio 1.04%(1)(2)	5,134,693	5,134,693
State Street Institutional Liquid Reserve Fund, Administrative Class 0.96%(2)	6,585,310	6,585,969

Total Short-Term Investment Securities
(cost $11,720,662)		11,720,662

REPURCHASE AGREEMENTS - 0.5%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 11/30/2017, to be repurchased 12/01/2017 in the amount of $5,866,020 collateralized by $5,130,000 of United States Treasury Notes, bearing interest at 3.75% due 11/15/2043 and having an approximate value of $6,044,776

(cost $5,866,000)	$5,866,000	5,866,000

TOTAL INVESTMENTS
(cost $880,560,337)	100.5%	1,088,589,858
Liabilities in excess of other assets	(0.5)	(5,244,990)

NET ASSETS	100.0%	$1,083,344,868

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 1).
(1)	At November 30, 2017, the Fund had loaned securities with a total value of $126,045,452. This was secured by collateral of $5,134,693, which was received in cash and subsequently invested in short-term investments currently valued at $5,134,693 as reported in the Portfolio of Investments. Additional collateral of $123,068,685 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 10/01/2047	$22,488,546
Federal National Mtg. Assoc.	2.96% to 4.00%	02/25/2027 to 11/01/2047	11,773,184
Government National Mtg. Assoc.	2.50% to 3.50%	06/20/2045 to 11/20/2046	22,575,051
United States Treasury Bills	0.00%	12/14/2017 to 07/19/2018	2,416,222
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/31/2017 to 02/15/2047	63,815,682

(2)	The rate shown is the 7-day yield as of November 30, 2017.

ADR - American Depositary Receipt

SDR - Swedish Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,046,660,991	$24,342,205	**	$—	$1,071,003,196
Short-Term Investment Securities	11,720,662	—		—	11,720,662
Repurchase Agreements	—	5,866,000		—	5,866,000

Total Investments at Value	$1,058,381,653	$32,208,205		$—	$1,088,589,858

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - November 30, 2017 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 53.5%

VALIC Co. I Blue Chip Growth Fund	973,338	$19,330,492
VALIC Co. I Dividend Value Fund	2,112,194	28,345,638
VALIC Co. I Large Cap Core Fund	388,405	4,804,568
VALIC Co. I Mid Cap Index Fund	2,058,196	60,428,631
VALIC Co. I Mid Cap Strategic Growth Fund	422,145	6,568,577
VALIC Co. I Nasdaq-100 Index Fund	729,022	9,732,449
VALIC Co. I Science & Technology Fund	321,283	9,667,391
VALIC Co. I Small Cap Index Fund	3,402,795	77,958,027
VALIC Co. I Small Cap Special Values Fund	2,907,110	43,112,440
VALIC Co. I Value Fund	321,823	5,825,000
VALIC Co. II Capital Appreciation Fund	1,355,256	23,879,607
VALIC Co. II Large Cap Value Fund	868,164	19,342,704
VALIC Co. II Mid Cap Growth Fund†	656,033	7,216,367
VALIC Co. II Mid Cap Value Fund	4,235,200	97,324,891
VALIC Co. II Small Cap Growth Fund	799,305	15,106,870
VALIC Co. II Small Cap Value Fund	4,632,477	73,610,056

Total Domestic Equity Investment Companies (cost $422,500,125)		502,253,708

Domestic Fixed Income Investment Companies - 32.3%

VALIC Co. I Capital Conservation Fund	3,747,707	37,139,773
VALIC Co. I Government Securities Fund	824,423	8,747,128
VALIC Co. I Inflation Protected Fund	7,119,843	79,742,239
VALIC Co. II Core Bond Fund	7,206,903	80,284,898
VALIC Co. II High Yield Bond Fund	4,608,526	36,130,847
VALIC Co. II Strategic Bond Fund	5,329,529	60,969,809

Total Domestic Fixed Income Investment Companies (cost $296,834,914)		303,014,694

International Equity Investment Companies - 9.8%

VALIC Co. I Foreign Value Fund	2,802,707	30,437,401
VALIC Co. I International Equities Index Fund	3,713,119	28,071,182
VALIC Co. I International Growth Fund	761,811	10,802,482
VALIC Co. II International Opportunities Fund	1,124,449	23,051,209

Total International Equity Investment Companies (cost $79,984,227)		92,362,274

International Fixed Income Investment Companies - 0.6%

VALIC Co. I International Government Bond Fund† (cost $5,362,494)	453,276	5,425,712

Real Estate Investment Companies - 3.8%

VALIC Co. I Global Real Estate Fund (cost $34,871,920)	4,365,068	35,182,450

TOTAL INVESTMENTS (cost $839,553,680)	100.0%	938,238,838
Liabilities in excess of other assets	(0.0)	(225,674)

NET ASSETS	100.0%	$938,013,164

#	The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information of the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com
†	Non-income producing security
(1)	See Note 3

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$938,238,838	$—	$—	$938,238,838

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS - November 30, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.1%
Advanced Materials - 0.5%

Hexcel Corp.	14,238	$882,756

Aerospace/Defense-Equipment - 1.1%

HEICO Corp.	20,160	1,821,658

Applications Software - 1.0%

HubSpot, Inc.†#	20,345	1,646,928

Banks-Commercial - 2.3%

Bank of the Ozarks#	17,985	867,237
Signature Bank†	4,461	612,406
Texas Capital Bancshares, Inc.†	24,178	2,184,482

		3,664,125

Building & Construction Products-Misc. - 2.7%

Summit Materials, Inc., Class A†	60,785	1,869,746
Trex Co., Inc.†	20,184	2,376,868

		4,246,614

Building Products-Air & Heating - 1.3%

Lennox International, Inc.	9,767	2,048,530

Building Products-Cement - 1.2%

Eagle Materials, Inc.	17,895	2,002,987

Building Products-Doors & Windows - 1.9%

JELD-WEN Holding, Inc.†	42,376	1,657,325
Masonite International Corp.†	17,803	1,311,191

		2,968,516

Building-Mobile Home/Manufactured Housing - 1.3%

Winnebago Industries, Inc.	36,974	2,024,326

Building-Residential/Commercial - 0.8%

TRI Pointe Group, Inc.†	71,122	1,288,731

Casino Hotels - 1.9%

Boyd Gaming Corp.#	94,582	3,016,220

Chemicals-Specialty - 1.5%

Ferro Corp.†	96,286	2,440,850

Computer Software - 2.0%

Cloudera, Inc.†	62,864	995,137
Envestnet, Inc.†	44,042	2,164,664

		3,159,801

Computers - 1.1%

Nutanix, Inc., Class A†#	52,661	1,727,281

Cosmetics & Toiletries - 1.0%

e.l.f. Beauty, Inc.†#	69,271	1,535,045

Diagnostic Equipment - 0.4%

GenMark Diagnostics, Inc.†#	138,117	614,621

Distribution/Wholesale - 1.7%

H&E Equipment Services, Inc.	42,822	1,592,550
Pool Corp.	9,393	1,180,137

		2,772,687

Diversified Manufacturing Operations - 1.1%

ITT, Inc.	33,470	1,814,074

Drug Delivery Systems - 2.3%

Nektar Therapeutics†	49,403	2,667,268
Revance Therapeutics, Inc.†#	37,603	1,043,483

		3,710,751

E-Commerce/Products - 0.8%

Wayfair, Inc., Class A†#	17,422	1,219,366

E-Commerce/Services - 3.5%

Groupon, Inc.†#	187,370	1,056,767
GrubHub, Inc.†#	40,235	2,718,277
Trade Desk, Inc., Class A†#	37,502	1,842,848

		5,617,892

Educational Software - 1.7%

2U, Inc.†#	20,832	1,335,331
Instructure, Inc.†	40,805	1,417,974

		2,753,305

Electric Products-Misc. - 1.4%

Littelfuse, Inc.	11,130	2,258,277

Electronic Components-Semiconductors - 3.9%

Cavium, Inc.†	18,010	1,539,495
Inphi Corp.†#	45,008	1,848,479
MACOM Technology Solutions Holdings, Inc.†#	25,717	838,117
Monolithic Power Systems, Inc.	17,330	2,051,005

		6,277,096

Enterprise Software/Service - 6.8%

Appian Corp.†#	51,146	1,126,235
Atlassian Corp. PLC, Class A†#	25,101	1,171,966
Evolent Health, Inc., Class A†#	88,589	1,138,369
Guidewire Software, Inc.†	16,225	1,206,978
MuleSoft, Inc., Class A†#	41,946	962,661
Paycom Software, Inc.†#	28,276	2,318,632
SailPoint Technologies Holding, Inc.†	50,940	748,818
Tyler Technologies, Inc.†	7,842	1,434,458
Veeva Systems, Inc., Class A†	11,664	702,289

		10,810,406

Finance-Investment Banker/Broker - 1.4%

Evercore, Inc., Class A	25,001	2,171,337

Food-Misc./Diversified - 0.6%

Snyder’s-Lance, Inc.	24,183	935,398

Food-Wholesale/Distribution - 1.4%

Performance Food Group Co.†	75,337	2,233,742

Footwear & Related Apparel - 1.3%

Wolverine World Wide, Inc.	72,463	2,099,253

Internet Application Software - 1.5%

Okta, Inc.†	33,460	977,367
Zendesk, Inc.†#	42,405	1,425,232

		2,402,599

Internet Security - 1.0%

Proofpoint, Inc.†#	17,261	1,554,353

Internet Telephone - 0.9%

RingCentral, Inc., Class A†	30,302	1,428,739

Investment Companies - 0.5%

PennantPark Investment Corp.	106,371	767,999

Investment Management/Advisor Services - 0.8%

Financial Engines, Inc.	28,756	802,292
WisdomTree Investments, Inc.#	36,307	417,531

		1,219,823

Machinery-Construction & Mining - 1.2%

Oshkosh Corp.	21,114	1,901,104

Machinery-General Industrial - 0.6%

Middleby Corp.†	6,970	888,814

Machinery-Pumps - 1.0%

Graco, Inc.	11,651	1,533,155

Medical Instruments - 0.6%

iRhythm Technologies, Inc.†	13,268	736,374
TransEnterix, Inc.†#	127,740	295,079

		1,031,453

Medical Labs & Testing Services - 1.5%

Teladoc, Inc.†#	62,647	2,324,204

Medical Products - 1.7%

K2M Group Holdings, Inc.†	62,577	1,230,264
Nevro Corp.†#	19,933	1,491,387

		2,721,651

Medical-Biomedical/Gene - 6.1%

Bellicum Pharmaceuticals, Inc.†#	46,588	467,278
Biohaven Pharmaceutical Holding Co., Ltd.†	21,526	497,896
Exact Sciences Corp.†#	41,437	2,464,673
FibroGen, Inc.†	25,473	1,209,967
Halozyme Therapeutics, Inc.†#	80,943	1,511,206
Insmed, Inc.†#	10,577	329,897
REGENXBIO, Inc.†	28,885	811,668
Sage Therapeutics, Inc.†#	12,128	1,120,748
Spark Therapeutics, Inc.†#	17,268	1,264,536

		9,677,869

Medical-Drugs - 3.1%

ACADIA Pharmaceuticals, Inc.†#	16,880	510,620
Clementia Pharmaceuticals, Inc.†#	39,986	635,378
Clovis Oncology, Inc.†#	4,028	253,240
Coherus Biosciences, Inc.†#	35,895	321,260
Horizon Pharma PLC†	72,341	1,040,264
Ignyta, Inc.†#	56,771	931,044
TherapeuticsMD, Inc.†#	193,888	1,221,494

		4,913,300

Medical-HMO - 1.2%

WellCare Health Plans, Inc.†	9,011	1,919,253

Medical-Hospitals - 0.7%

Acadia Healthcare Co., Inc.†#	36,861	1,173,286

Miscellaneous Manufacturing - 2.0%

John Bean Technologies Corp.	27,122	3,247,859

Non-Hazardous Waste Disposal - 1.2%

Advanced Disposal Services, Inc.†	81,103	1,892,133

Oil Companies-Exploration & Production - 1.0%

Jagged Peak Energy, Inc.†#	53,453	811,417
RSP Permian, Inc.†	22,113	812,210

		1,623,627

Patient Monitoring Equipment - 1.2%

Insulet Corp.†	25,771	1,848,554

Real Estate Investment Trusts - 1.0%

CubeSmart	27,258	777,944
Highwoods Properties, Inc.	17,213	874,248

		1,652,192

Real Estate Management/Services - 0.8%

RE/MAX Holdings, Inc., Class A	24,043	1,282,694

Resort/Theme Parks - 0.5%

Vail Resorts, Inc.	3,324	748,432

Retail-Apparel/Shoe - 0.9%

Burlington Stores, Inc.†	13,630	1,449,823

Retail-Automobile - 2.5%

Lithia Motors, Inc., Class A#	20,301	2,381,104
Rush Enterprises, Inc., Class A†	32,486	1,582,393

		3,963,497

Retail-Convenience Store - 0.6%

Casey’s General Stores, Inc.#	7,689	928,447

Retail-Discount - 1.0%

Ollie’s Bargain Outlet Holdings, Inc.†#	34,908	1,656,385

Retail-Pet Food & Supplies - 0.7%

Freshpet, Inc.†#	63,425	1,205,075

Retail-Restaurants - 1.3%

Texas Roadhouse, Inc.	39,875	2,036,416

Retail-Vision Service Center - 0.4%

National Vision Holdings, Inc.†	18,990	618,884

Savings & Loans/Thrifts - 0.5%

BofI Holding, Inc.†#	29,840	824,778

Schools - 1.2%

Bright Horizons Family Solutions, Inc.†	21,788	1,938,043

Semiconductor Equipment - 1.4%

MKS Instruments, Inc.	23,656	2,230,761

Steel Pipe & Tube - 1.0%

Advanced Drainage Systems, Inc.	69,518	1,647,577

Telecom Equipment-Fiber Optics - 0.4%

Ciena Corp.†	32,465	706,114

Therapeutics - 1.0%

Neurocrine Biosciences, Inc.†#	10,462	752,113
Portola Pharmaceuticals, Inc.†	15,368	779,926

		1,532,039

Transport-Marine - 0.5%

Kirby Corp.†	11,961	804,975

Transport-Truck - 2.8%

Old Dominion Freight Line, Inc.	16,180	2,091,103
Saia, Inc.†	20,730	1,364,034
XPO Logistics, Inc.†#	12,684	1,002,417

		4,457,554

Water Treatment Systems - 0.6%

Evoqua Water Technologies Corp.†	42,490	919,484

Web Hosting/Design - 0.8%

GoDaddy, Inc., Class A†	26,409	1,284,798

Wireless Equipment - 0.5%

Quantenna Communications, Inc.†#	68,614	839,149

Total Long-Term Investment Securities
(cost $116,739,650)		156,559,465

SHORT-TERM INVESTMENT SECURITIES - 11.1%
Registered Investment Companies - 9.1%

State Street Navigator Securities Lending Government Money Market Portfolio 1.04%(1)(2)	14,523,702	14,523,702

Time Deposits - 2.0%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 12/01/2017	$3,195,000	3,195,000

Total Short-Term Investment Securities
(cost $17,718,702)		17,718,702

TOTAL INVESTMENTS
(cost $134,458,352)	109.2%	174,278,167
Liabilities in excess of other assets	(9.2)	(14,743,777)

NET ASSETS	100.0%	$159,534,390

#	The security or a portion thereof is out on loan (see Note 1).
†	Non-income producing security
(1)	At November 30, 2017, the Fund had loaned securities with a total value of $35,087,665. This was secured by collateral of $14,523,702, which was received in cash and subsequently invested in short-term investments currently valued at $14,523,702 as reported in the Portfolio of Investments. Additional collateral of $20,912,835 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 10/01/2047	$1,646,821
Federal National Mtg. Assoc.	2.96% to 4.00%	02/25/2027 to 11/01/2047	862,142
Government National Mtg. Assoc.	2.50% to 3.50%	06/20/2045 to 11/20/2046	1,653,156
United States Treasury Bills	0.00%	12/14/2017 to 08/16/2018	187,166
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/31/2017 to 02/15/2047	16,563,550

(2)	The rate shown is the 7-day yield as of November 30, 2017.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$156,559,465	$—	$—	$156,559,465
Short-Term Investment Securities:
Registered Investment Companies	14,523,702	—	—	14,523,702
Time Deposits	—	3,195,000	—	3,195,000

Total Investments at Value	$171,083,167	$3,195,000	$—	$174,278,167

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS - November 30, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 95.9%
Advertising Agencies - 0.1%

MDC Partners, Inc., Class A†	49,600	$575,360

Aerospace/Defense-Equipment - 0.9%

AAR Corp.	23,000	956,340
Curtiss-Wright Corp.	13,800	1,713,960
Moog, Inc., Class A†	30,300	2,548,533

		5,218,833

Airlines - 0.4%

JetBlue Airways Corp.†	5,700	122,379
SkyWest, Inc.	37,800	1,967,490

		2,089,869

Appliances - 0.1%

Hamilton Beach Brands Holding Co., Class A	20,600	588,748

Applications Software - 0.5%

Bazaarvoice, Inc.†	37,500	204,375
Progress Software Corp.	50,800	2,100,072
Verint Systems, Inc.†	17,900	783,125

		3,087,572

Auto-Truck Trailers - 0.6%

Wabash National Corp.#	178,200	3,590,730

Auto/Truck Parts & Equipment-Original - 1.2%

Cooper-Standard Holding, Inc.†	19,300	2,433,151
Dana, Inc.	72,000	2,378,880
Meritor, Inc.†	89,700	2,240,706

		7,052,737

Auto/Truck Parts & Equipment-Replacement - 0.3%

Douglas Dynamics, Inc.	46,100	1,878,575

B2B/E-Commerce - 0.0%

TechTarget, Inc.†	6,100	85,339

Banks-Commercial - 17.5%

1st Source Corp.	20,520	1,055,754
Allegiance Bancshares, Inc.†#	5,600	223,160
American National Bankshares, Inc.	1,100	45,265
BancFirst Corp.	21,980	1,248,464
Bancorp, Inc.†	42,900	414,843
BancorpSouth Bank	63,900	2,124,675
Bank of Hawaii Corp.#	27,980	2,374,942
Bank of Marin Bancorp	600	42,270
Banner Corp.	4,800	276,432
Bryn Mawr Bank Corp.	5,300	233,995
Cadence BanCorp†	7,600	185,440
Capital Bank Financial Corp., Class A#	9,700	404,975
Cathay General Bancorp, Class B	44,590	1,934,760
Central Pacific Financial Corp.	78,200	2,518,040
Central Valley Community Bancorp	8,500	174,080
Century Bancorp, Inc., Class A	1,418	121,664
Chemung Financial Corp.	1,000	48,750
Citizens & Northern Corp.	3,300	84,612
City Holding Co.	24,800	1,766,256
Columbia Banking System, Inc.	17,989	829,293
Community Bank System, Inc.#	23,180	1,283,708
Community Trust Bancorp, Inc.	28,218	1,403,846
Customers Bancorp, Inc.†	13,000	352,300
East West Bancorp, Inc.	9,473	582,968
Enterprise Financial Services Corp.	32,200	1,457,050
Farmers National Banc Corp.	15,700	237,855
FCB Financial Holdings, Inc., Class A†	42,100	2,224,985
Fidelity Southern Corp.	43,100	950,355
Financial Institutions, Inc.	37,100	1,226,155
First BanCorp/PR†	493,100	2,455,638
First Bancorp/NC	15,300	579,870
First Business Financial Services, Inc.	9,500	222,015
First Citizens BancShares, Inc., Class A	2,340	997,987
First Commonwealth Financial Corp.	224,600	3,391,460
First Community Bancshares, Inc.	21,500	645,000
First Financial Bancorp	30,198	856,113
First Financial Bankshares, Inc.#	12,960	614,952
First Financial Corp.	6,000	289,200
First Hawaiian, Inc.#	25,300	740,531
First Internet Bancorp	16,200	645,570
First Interstate BancSystem, Inc., Class A	30,337	1,204,379
First Merchants Corp.	29,800	1,305,240
First Midwest Bancorp, Inc.	15,700	392,029
Franklin Financial Network, Inc.†	6,400	223,680
Fulton Financial Corp.#	117,400	2,230,600
Glacier Bancorp, Inc.	36,300	1,453,815
Great Southern Bancorp, Inc.	16,600	897,230
Great Western Bancorp, Inc.	17,900	739,628
Green Bancorp, Inc.†	40,500	907,200
Hancock Holding Co.	119,521	6,137,403
Hanmi Financial Corp.	73,500	2,333,625
Heartland Financial USA, Inc.	14,200	717,100
Heritage Commerce Corp.	9,400	152,562
Heritage Financial Corp.	41,839	1,361,859
Hilltop Holdings, Inc.	35,200	875,424
HomeStreet, Inc.†	11,300	344,650
Hope Bancorp, Inc.	145,427	2,722,393
IBERIABANK Corp.	37,900	2,946,725
Independent Bank Corp./MI	33,600	752,640
Independent Bank Corp./MA	7,000	508,900
Kearny Financial Corp.	1,973	29,200
Lakeland Financial Corp.	7,170	363,376
MainSource Financial Group, Inc.	35,500	1,404,025
MB Financial, Inc.	2,800	130,340
Mercantile Bank Corp.	3,300	122,463
Midland States Bancorp, Inc.	5,100	169,575
OFG Bancorp#	121,500	1,190,700
Old Line Bancshares, Inc.	1,600	48,352
Pacific Mercantile Bancorp†	8,300	79,680
PacWest Bancorp	34,935	1,665,002
Park Sterling Corp.	9,075	116,795
Peoples Bancorp, Inc.	13,700	463,882
Pinnacle Financial Partners, Inc.	16,300	1,118,995
Preferred Bank	23,000	1,439,800
Premier Financial Bancorp, Inc.	2,540	50,724
Republic Bancorp, Inc., Class A	7,100	302,176
S&T Bancorp, Inc.	3,780	157,853
Sandy Spring Bancorp, Inc.	4,600	181,194
Shore Bancshares, Inc.	4,000	69,680
Sierra Bancorp	6,000	167,760
Simmons First National Corp., Class A	12,715	736,199
South State Corp.	1,900	174,895
Southside Bancshares, Inc.	13,279	480,700
State Bank Financial Corp.	9,900	301,356
Stock Yards Bancorp, Inc.	3,250	129,350
Texas Capital Bancshares, Inc.†#	8,900	804,115

Tompkins Financial Corp.	3,848	340,779
Towne Bank	3,400	113,900
TriCo Bancshares	37,800	1,588,734
TriState Capital Holdings, Inc.†	11,000	266,200
Triumph Bancorp, Inc.†	8,700	289,275
TrustCo Bank Corp.	41,000	383,350
Trustmark Corp.	66,000	2,240,040
UMB Financial Corp.	38,060	2,860,590
Umpqua Holdings Corp.	156,314	3,456,103
Union Bankshares Corp.	63,119	2,378,955
United Community Banks, Inc.	85,700	2,463,018
Valley National Bancorp	13,016	154,890
Washington Trust Bancorp, Inc.	6,480	368,388
Webster Financial Corp.	19,100	1,095,767
West Bancorporation, Inc.	6,730	180,028
Westamerica Bancorporation#	58,824	3,637,088
Wintrust Financial Corp.	43,200	3,622,320

		102,809,922

Banks-Fiduciary - 0.0%

Boston Private Financial Holdings, Inc.	7,200	117,720

Banks-Mortgage - 0.4%

Walker & Dunlop, Inc.†	53,100	2,616,768

Broadcast Services/Program - 0.4%

TiVo Corp.	120,500	2,144,900

Building & Construction Products-Misc. - 0.2%

Gibraltar Industries, Inc.†	4,180	137,522
Louisiana-Pacific Corp.†	44,500	1,228,645

		1,366,167

Building & Construction-Misc. - 1.2%

EMCOR Group, Inc.	72,298	5,839,509
MYR Group, Inc.†	29,600	1,052,576

		6,892,085

Building Products-Doors & Windows - 0.0%

JELD-WEN Holding, Inc.†	3,200	125,152

Building Products-Wood - 0.2%

Boise Cascade Co.	8,800	338,800
Universal Forest Products, Inc.	25,800	1,010,328

		1,349,128

Building-Heavy Construction - 0.1%

Tutor Perini Corp.†	26,600	670,320

Building-Maintenance & Services - 0.2%

ABM Industries, Inc.	26,800	1,147,040

Building-Residential/Commercial - 1.4%

AV Homes, Inc.†#	5,100	93,585
Beazer Homes USA, Inc.†	168,100	3,556,996
Hovnanian Enterprises, Inc., Class A†	42,100	119,985
KB Home#	113,400	3,556,224
MDC Holdings, Inc.	24,500	877,590

		8,204,380

Chemicals-Diversified - 0.2%

Innophos Holdings, Inc.	18,000	833,940
Olin Corp.	14,000	498,960

		1,332,900

Chemicals-Fibers - 0.3%

Rayonier Advanced Materials, Inc.#	101,500	1,907,185

Chemicals-Other - 0.1%

American Vanguard Corp.	28,200	561,180

Chemicals-Specialty - 0.4%

Chemours Co.	12,900	663,060
Minerals Technologies, Inc.	20,960	1,518,552
OMNOVA Solutions, Inc.†	5,200	55,640

		2,237,252

Circuit Boards - 0.4%

TTM Technologies, Inc.†	147,000	2,400,510

Coal - 0.6%

Arch Coal, Inc., Class A#	9,500	784,320
NACCO Industries, Inc., Class A	10,300	451,140
Peabody Energy Corp.†	4,700	156,557
SunCoke Energy, Inc.†	145,100	1,652,689
Warrior Met Coal, Inc.	15,800	351,076

		3,395,782

Commercial Services - 0.3%

RPX Corp.	129,300	1,705,467
Weight Watchers International, Inc.†	1,400	61,698

		1,767,165

Commercial Services-Finance - 0.7%

EVERTEC, Inc.	5,900	82,010
Green Dot Corp., Class A†	8,600	531,480
Travelport Worldwide, Ltd.	253,200	3,390,348

		4,003,838

Communications Software - 0.1%

Ribbon Communications, Inc.†	96,600	750,582

Computer Aided Design - 0.0%

Aspen Technology, Inc.†	800	53,536

Computer Services - 1.2%

Convergys Corp.	3,300	81,444
Engility Holdings, Inc.†	15,100	440,769
Insight Enterprises, Inc.†	74,300	2,897,700
Sykes Enterprises, Inc.†	33,200	1,056,424
Unisys Corp.†#	305,600	2,368,400

		6,844,737

Computers-Integrated Systems - 0.1%

NetScout Systems, Inc.†	20,500	636,525

Consulting Services - 1.2%

CRA International, Inc.	4,700	212,440
FTI Consulting, Inc.†	67,100	2,885,971
Huron Consulting Group, Inc.†	37,500	1,533,750
ICF International, Inc.†	7,200	389,160
Vectrus, Inc.†	64,200	2,069,166

		7,090,487

Consumer Products-Misc. - 0.6%

Central Garden & Pet Co., Class A†	85,760	3,307,763
Helen of Troy, Ltd.†	4,700	420,180

		3,727,943

Containers-Paper/Plastic - 0.2%

Berry Global Group, Inc.†	2,300	137,471
Graphic Packaging Holding Co.	62,710	960,090
KapStone Paper and Packaging Corp.	8,400	186,732

		1,284,293

Data Processing/Management - 0.3%

Fair Isaac Corp.	10,920	1,715,095

Decision Support Software - 0.1%

QAD, Inc., Class A	8,300	305,440

Dialysis Centers - 0.1%

American Renal Associates Holdings, Inc.†#	56,100	812,328

Distribution/Wholesale - 0.4%

Anixter International, Inc.†	2,500	178,750
Essendant, Inc.	25,000	235,250
Fossil Group, Inc.†#	39,100	276,828
Titan Machinery, Inc.†	85,100	1,616,900
Veritiv Corp.†	11,600	316,100

		2,623,828

Diversified Manufacturing Operations - 0.1%

Harsco Corp.†	37,500	676,875

E-Services/Consulting - 0.1%

Perficient, Inc.†	35,700	691,152

Electric Products-Misc. - 0.0%

Graham Corp.	4,400	87,296

Electric-Distribution - 0.3%

Genie Energy, Ltd., Class B	30,000	129,900
Spark Energy, Inc., Class A#	54,000	675,000
Unitil Corp.	13,300	694,792

		1,499,692

Electric-Generation - 0.2%

Atlantic Power Corp.†	418,400	1,066,920

Electric-Integrated - 2.6%

Avista Corp.#	42,380	2,201,217
El Paso Electric Co.	56,000	3,410,400
IDACORP, Inc.	17,200	1,699,532
MGE Energy, Inc.	5,500	363,000
NorthWestern Corp.	34,518	2,218,127
Portland General Electric Co.	103,200	5,122,848
Westar Energy, Inc.	9,800	560,658

		15,575,782

Electronic Components-Misc. - 2.2%

Bel Fuse, Inc., Class B	34,500	926,325
Benchmark Electronics, Inc.†	175,521	5,353,390
Kimball Electronics, Inc.†	28,600	596,310
Plexus Corp.†	6,800	425,068
Sanmina Corp.†	31,700	1,077,800
Stoneridge, Inc.†	68,000	1,551,760
Vishay Intertechnology, Inc.#	110,600	2,422,140
Vishay Precision Group, Inc.†	14,100	390,570

		12,743,363

Electronic Components-Semiconductors - 0.7%

Alpha & Omega Semiconductor, Ltd.†	67,400	1,186,914
Amkor Technology, Inc.†	247,500	2,616,075
SMART Global Holdings, Inc.†#	11,200	335,888
Xperi Corp.	11,600	223,880

		4,362,757

Electronic Measurement Instruments - 0.1%

Fitbit, Inc., Class A†#	65,600	450,016

Electronic Parts Distribution - 0.8%

Tech Data Corp.†#	46,700	4,515,890

Energy-Alternate Sources - 1.0%

First Solar, Inc.†	6,300	391,230
FutureFuel Corp.	47,300	709,973
Green Plains, Inc.#	7,700	129,745
Pacific Ethanol, Inc.†	93,300	419,850
Pattern Energy Group, Inc.#	47,300	1,066,142
Renewable Energy Group, Inc.†#	64,800	735,480
REX American Resources Corp.†	26,600	2,434,964

		5,887,384

Engineering/R&D Services - 0.3%

Argan, Inc.	6,100	359,900
VSE Corp.	34,100	1,628,957

		1,988,857

Engines-Internal Combustion - 0.1%

Briggs & Stratton Corp.	26,200	652,380

Entertainment Software - 0.3%

Take-Two Interactive Software, Inc.†	16,000	1,784,800

Finance-Consumer Loans - 0.2%

Enova International, Inc.†	20,800	308,880
Nelnet, Inc., Class A	15,500	830,335
Regional Management Corp.†	5,800	143,086

		1,282,301

Finance-Investment Banker/Broker - 0.5%

Houlihan Lokey, Inc.	5,400	241,056
INTL. FCStone, Inc.†	6,700	293,996
Investment Technology Group, Inc.	8,700	156,513
Oppenheimer Holdings, Inc., Class A	11,900	320,705
Piper Jaffray Cos.	14,100	1,107,555
Stifel Financial Corp.	13,300	747,992

		2,867,817

Finance-Leasing Companies - 0.1%

Marlin Business Services Corp.	12,800	305,280

Finance-Mortgage Loan/Banker - 0.3%

Arlington Asset Investment Corp., Class A#	7,500	88,575
Nationstar Mtg. Holdings, Inc.†#	27,300	493,311
PennyMac Financial Services, Inc., Class A†#	45,700	966,555

		1,548,441

Finance-Other Services - 0.1%

BGC Partners, Inc., Class A	43,700	713,621

Financial Guarantee Insurance - 0.7%

MBIA, Inc.†#	221,500	1,865,030
MGIC Investment Corp.†	133,700	1,954,694
Radian Group, Inc.	8,000	163,920

		3,983,644

Food-Canned - 0.2%

Bob Evans Farms, Inc.	12,500	975,500

Food-Dairy Products - 0.1%

Dean Foods Co.	50,400	562,464

Food-Misc./Diversified - 0.3%

Darling Ingredients, Inc.†	89,900	1,613,705
Snyder’s-Lance, Inc.	11,100	429,348

		2,043,053

Food-Retail - 0.0%

SUPERVALU, Inc.†#	10,142	185,396

Food-Wholesale/Distribution - 0.3%

Fresh Del Monte Produce, Inc.	7,300	355,510
SpartanNash Co.	60,400	1,531,140

		1,886,650

Footwear & Related Apparel - 0.2%

Deckers Outdoor Corp.†	11,100	829,503
Iconix Brand Group, Inc.†#	227,400	427,512

		1,257,015

Gambling (Non-Hotel) - 0.6%

Pinnacle Entertainment, Inc.†	121,800	3,736,824

Gas-Distribution - 1.9%

New Jersey Resources Corp.	33,900	1,511,940
Northwest Natural Gas Co.	38,100	2,634,615
Southwest Gas Holdings, Inc.	45,340	3,896,520
Spire, Inc.	30,300	2,492,175
WGL Holdings, Inc.	6,400	541,056

		11,076,306

Home Furnishings - 0.1%

Hooker Furniture Corp.	12,000	600,000

Hotels/Motels - 0.3%

La Quinta Holdings, Inc.†	95,400	1,699,074

Housewares - 0.1%

Libbey, Inc.	21,800	148,022
Lifetime Brands, Inc.	35,600	644,360

		792,382

Human Resources - 0.9%

Barrett Business Services, Inc.	19,100	1,267,476
Cross Country Healthcare, Inc.†	58,800	803,796
Kelly Services, Inc., Class A	36,200	1,055,230
TriNet Group, Inc.†	14,600	653,496
TrueBlue, Inc.†	62,400	1,775,280

		5,555,278

Independent Power Producers - 0.9%
Dynegy, Inc.†#	307,100	3,725,123
Ormat Technologies, Inc.#	22,900	1,501,095

		5,226,218

Industrial Automated/Robotic - 0.1%

Hurco Cos., Inc.	9,500	423,700

Insurance-Life/Health - 2.1%

American Equity Investment Life Holding Co.	93,600	2,969,928
CNO Financial Group, Inc.	248,409	6,262,391
Primerica, Inc.	32,400	3,369,600

		12,601,919

Insurance-Multi-line - 0.3%

Horace Mann Educators Corp.	38,080	1,778,336
United Fire Group, Inc.	2,500	120,150

		1,898,486

Insurance-Property/Casualty - 1.4%

Atlas Financial Holdings, Inc.†	7,200	144,000
Federated National Holding Co.	13,800	186,576
First American Financial Corp.	19,600	1,089,564
Global Indemnity, Ltd.†#	2,000	86,660
Hallmark Financial Services, Inc.†	12,600	140,742
Heritage Insurance Holdings, Inc.#	60,300	1,084,194
Kinsale Capital Group, Inc.#	10,800	481,572
Navigators Group, Inc.	10,000	515,000
ProAssurance Corp.	22,380	1,384,203
Selective Insurance Group, Inc.	13,000	795,600
Stewart Information Services Corp.	20,600	830,798
Third Point Reinsurance, Ltd.†	67,200	1,139,040
Universal Insurance Holdings, Inc.#	15,700	414,480

		8,292,429

Insurance-Reinsurance - 0.2%

Argo Group International Holdings, Ltd.	11,100	679,875
Aspen Insurance Holdings, Ltd.	10,300	422,300
Maiden Holdings, Ltd.	5,300	34,450

		1,136,625

Internet Content-Entertainment - 0.1%

Limelight Networks, Inc.†	115,400	560,844

Investment Companies - 0.1%

Cannae Holdings, Inc.†	38,400	699,264

Investment Management/Advisor Services - 0.3%

OM Asset Management PLC	23,100	378,840
Virtus Investment Partners, Inc.#	12,500	1,500,625

		1,879,465

Machinery-Construction & Mining - 0.1%

Hyster-Yale Materials Handling, Inc.	5,700	483,531

Machinery-Farming - 0.2%

AGCO Corp.	16,260	1,150,883

Machinery-General Industrial - 0.7%

Applied Industrial Technologies, Inc.	1,500	95,925
DXP Enterprises, Inc.†	38,100	1,059,180
Kadant, Inc.	27,300	2,792,790

		3,947,895

Medical Imaging Systems - 0.2%

Lantheus Holdings, Inc.†	47,900	1,072,960

Medical Information Systems - 0.2%

Allscripts Healthcare Solutions, Inc.†	99,700	1,425,710

Medical Instruments - 0.3%

Halyard Health, Inc.†	38,800	1,883,352

Medical Products - 0.5%

Invacare Corp.#	71,300	1,251,315
Wright Medical Group NV†#	73,400	1,784,354

		3,035,669

Medical-Biomedical/Gene - 2.0%

Acceleron Pharma, Inc.†#	14,100	514,509
Acorda Therapeutics, Inc.†#	40,100	814,030
AMAG Pharmaceuticals, Inc.†#	49,700	693,315
Ardelyx, Inc.†	80,100	532,665
Arsanis, Inc.†	22,117	373,335
Corvus Pharmaceuticals, Inc.†#	38,000	425,980
Dermira, Inc.†#	22,900	586,240
Five Prime Therapeutics, Inc.†#	29,000	764,150
Idera Pharmaceuticals, Inc.†#	344,400	761,124
Iovance Biotherapeutics, Inc.†#	181,900	1,646,195
Karyopharm Therapeutics, Inc.†	47,200	528,168
Lexicon Pharmaceuticals, Inc.†#	15,700	160,454
MacroGenics, Inc.†	2,000	38,640
Medicines Co.†#	13,200	382,800
Momenta Pharmaceuticals, Inc.†#	39,500	545,100
Myriad Genetics, Inc.†	3,900	135,057
Retrophin, Inc.†#	20,000	450,800
Rigel Pharmaceuticals, Inc.†#	173,700	722,592
Sage Therapeutics, Inc.†#	1,900	175,579
Syndax Pharmaceuticals, Inc.†#	42,820	375,103
Tocagen, Inc.†#	63,100	753,414
Ultragenyx Pharmaceutical, Inc.†#	1,900	95,931
Versartis, Inc.†#	37,800	73,710

		11,548,891

Medical-Drugs - 1.3%

Adamas Pharmaceuticals, Inc.†#	32,500	1,207,375
Enanta Pharmaceuticals, Inc.†	11,200	556,192
Immune Design Corp.†#	145,200	595,320
Intra-Cellular Therapies, Inc.†	41,600	644,800
Kala Pharmaceuticals, Inc.†#	32,200	616,630
Lannett Co., Inc.†#	33,400	883,430
Minerva Neurosciences, Inc.†	59,600	342,700
MyoKardia, Inc.†	17,000	624,750
Protagonist Therapeutics, Inc.†	34,200	666,900
Radius Health, Inc.†#	8,700	246,297
Tetraphase Pharmaceuticals, Inc.†	122,000	783,240
Vanda Pharmaceuticals, Inc.†	8,800	123,640
Zogenix, Inc.†	16,500	641,025

		7,932,299

Medical-Generic Drugs - 0.1%

Amphastar Pharmaceuticals, Inc.†	23,300	456,447

Medical-HMO - 0.6%

Magellan Health, Inc.†	3,300	278,850
Molina Healthcare, Inc.†#	19,100	1,494,384
Tivity Health, Inc.†#	14,300	526,240
Triple-S Management Corp., Class B†	8,200	233,044
WellCare Health Plans, Inc.†	5,400	1,150,146

		3,682,664

Medical-Hospitals - 0.2%

Community Health Systems, Inc.†#	218,100	992,355

Medical-Nursing Homes - 0.2%

Genesis Healthcare, Inc.†#	30,600	21,105
Kindred Healthcare, Inc.	187,200	1,375,920

		1,397,025

Medical-Wholesale Drug Distribution - 0.2%

Owens & Minor, Inc.	67,400	1,290,036

Metal Processors & Fabrication - 0.4%

Global Brass & Copper Holdings, Inc.	68,300	2,363,180
LB Foster Co., Class A†	4,500	103,950

		2,467,130

Metal Products-Distribution - 0.3%

Worthington Industries, Inc.	39,840	1,657,344

Metal-Aluminum - 0.0%

Kaiser Aluminum Corp.	200	19,372

Metal-Iron - 0.2%

Cleveland-Cliffs, Inc.†#	131,700	877,122

Miscellaneous Manufacturing - 0.0%

FreightCar America, Inc.	6,400	107,328

Motion Pictures & Services - 0.1%

Eros International PLC†#	32,400	408,240

Multimedia - 0.2%

E.W. Scripps Co., Class A†	79,800	1,202,586

Networking Products - 0.5%

Extreme Networks, Inc.†	140,100	1,800,285
Infinera Corp.†#	169,300	1,225,732

		3,026,017

Office Furnishings-Original - 0.0%

Kimball International, Inc., Class B	9,700	179,838

Office Supplies & Forms - 1.0%

ACCO Brands Corp.†	434,700	5,716,305

Oil & Gas Drilling - 0.8%

Noble Corp. PLC†#	389,500	1,628,110
Parker Drilling Co.†	53,600	52,534
Rowan Cos. PLC, Class A†#	201,975	2,922,578

		4,603,222

Oil Companies-Exploration & Production - 1.4%

Abraxas Petroleum Corp.†	402,900	834,003
Bill Barrett Corp.†	292,400	1,710,540
Denbury Resources, Inc.†#	1,021,000	1,786,750
Eclipse Resources Corp.†	110,100	273,048
EP Energy Corp., Class A†#	380,028	680,250
Midstates Petroleum Co., Inc.†#	14,800	245,828
Sanchez Energy Corp.†#	66,800	346,024
SRC Energy, Inc.†	44,700	391,572
Unit Corp.†	52,900	1,131,531
W&T Offshore, Inc.†	229,000	719,060

		8,118,606

Oil Field Machinery & Equipment - 0.2%

Exterran Corp.†	35,600	1,090,784
Natural Gas Services Group, Inc.†	7,300	186,150

		1,276,934

Oil Refining & Marketing - 0.9%

Delek US Holdings, Inc.	148,700	4,939,814
Par Pacific Holdings, Inc.†	11,600	240,816

		5,180,630

Oil-Field Services - 1.2%

Archrock, Inc.	149,600	1,421,200
Mammoth Energy Services, Inc.†	2,700	50,895
McDermott International, Inc.†	208,800	1,515,888
MRC Global, Inc.†	203,100	3,190,701
NOW, Inc.†#	104,700	1,080,504

		7,259,188

Paper & Related Products - 0.6%

Domtar Corp.	16,940	816,847
Schweitzer-Mauduit International, Inc.	64,236	2,907,964

		3,724,811

Pharmacy Services - 0.2%

Diplomat Pharmacy, Inc.†#	62,900	1,125,910

Pipelines - 0.1%

SemGroup Corp., Class A#	28,500	684,000

Pollution Control - 0.1%

CECO Environmental Corp.	54,000	292,140

Poultry - 0.1%

Sanderson Farms, Inc.	2,600	441,194

Power Converter/Supply Equipment - 0.1%

Powell Industries, Inc.	12,300	345,261

Printing-Commercial - 0.6%

ARC Document Solutions, Inc.†	144,493	398,801
Ennis, Inc.	14,300	302,445
LSC Communications, Inc.	1,200	19,632
Quad/Graphics, Inc.	128,500	2,892,535
RR Donnelley & Sons Co.	3,100	29,109

		3,642,522

Publishing-Books - 0.1%

Houghton Mifflin Harcourt Co.†	33,200	323,700

Publishing-Newspapers - 0.5%

Gannett Co., Inc.	173,500	1,988,310
tronc, Inc.†	42,000	743,820

		2,732,130

Publishing-Periodicals - 0.1%

Time, Inc.	31,000	576,600

Racetracks - 0.4%

Penn National Gaming, Inc.†#	67,700	1,947,052
Speedway Motorsports, Inc.	7,000	135,100

		2,082,152

Radio - 0.0%

Salem Media Group, Inc.	37,600	180,480

Real Estate Investment Trusts - 11.2%

AG Mtg. Investment Trust, Inc.	21,500	406,995
Agree Realty Corp.	3,500	173,040
Alexander & Baldwin, Inc.	23,500	682,910
American Assets Trust, Inc.	18,500	728,160
Apartment Investment & Management Co., Class A	33,579	1,480,498
Ashford Hospitality Prime, Inc.	50,400	464,184
Ashford Hospitality Trust, Inc.	359,980	2,343,470
Bluerock Residential Growth REIT, Inc.#	15,300	172,584
Capstead Mtg. Corp.	268,800	2,438,016
CBL & Associates Properties, Inc.#	61,840	348,159
Cedar Realty Trust, Inc.	66,200	395,214
Cherry Hill Mtg. Investment Corp.	20,600	375,332
Chesapeake Lodging Trust#	16,400	472,976
CorEnergy Infrastructure Trust, Inc.	14,900	531,185
CoreSite Realty Corp.#	21,900	2,485,212
Cousins Properties, Inc.	120,060	1,076,938
CYS Investments, Inc.	342,800	2,773,252
DCT Industrial Trust, Inc.	61,560	3,702,218
DiamondRock Hospitality Co.	205,334	2,297,687
Dynex Capital, Inc.	35,100	251,316
EastGroup Properties, Inc.#	1,700	159,936
Ellington Residential Mortgage REIT	33,000	424,050
EPR Properties	11,300	766,366
First Industrial Realty Trust, Inc.	61,418	1,999,156
Franklin Street Properties Corp.#	12,600	137,214
GEO Group, Inc.	86,750	2,302,345
Getty Realty Corp.	60,446	1,720,293
Gladstone Commercial Corp.	12,500	285,500
Government Properties Income Trust#	77,800	1,450,970
Hersha Hospitality Trust	11,700	205,335
Highwoods Properties, Inc.	17,200	873,588
Hospitality Properties Trust	27,140	813,929
Hudson Pacific Properties, Inc.	8,100	288,603
InfraREIT, Inc.†	88,000	1,858,560
Invesco Mtg. Capital, Inc.#	123,100	2,173,946
Investors Real Estate Trust	28,452	172,419
Invitation Homes, Inc.	4,938	116,290
Kite Realty Group Trust	47,400	911,502
LaSalle Hotel Properties#	13,578	386,158
LTC Properties, Inc.	16,820	771,029
Mack-Cali Realty Corp.	21,700	480,221
NexPoint Residential Trust, Inc.	11,077	311,707
Pebblebrook Hotel Trust#	34,300	1,319,521
Pennsylvania Real Estate Investment Trust#	75,780	840,400
Potlatch Corp.	31,300	1,615,080
Preferred Apartment Communities, Inc., Class A	121,100	2,574,586
PS Business Parks, Inc.	14,400	1,908,864
Ramco-Gershenson Properties Trust	27,700	399,157
Redwood Trust, Inc.	84,100	1,263,182
Retail Opportunity Investments Corp.#	58,800	1,150,716
Rexford Industrial Realty, Inc.	23,300	730,921
RLJ Lodging Trust#	109,326	2,370,188
Sabra Health Care REIT, Inc.	20,194	388,533
Saul Centers, Inc.	2,000	129,080
Summit Hotel Properties, Inc.	91,700	1,385,587
Sun Communities, Inc.	5,400	502,524
Sunstone Hotel Investors, Inc.	163,872	2,738,301

Taubman Centers, Inc.#	2,400	140,856
Urstadt Biddle Properties, Inc., Class A	25,700	609,604
Washington Prime Group, Inc.#	111,653	793,853
Washington Real Estate Investment Trust	1,600	51,712
Xenia Hotels & Resorts, Inc.	120,800	2,656,392

		65,777,520

Real Estate Management/Services - 0.0%

Redfin Corp.†#	6,400	145,792

Real Estate Operations & Development - 0.1%

Forestar Group, Inc.†#	9,358	208,216
St. Joe Co.†	7,300	137,240

		345,456

Rental Auto/Equipment - 0.4%

Aaron’s, Inc.	43,200	1,629,504
CAI International, Inc.†	13,900	476,075

		2,105,579

Retail-Apparel/Shoe - 1.1%

Caleres, Inc.	19,500	636,480
Chico’s FAS, Inc.	32,100	283,122
Children’s Place, Inc.#	32,550	4,325,895
Tailored Brands, Inc.#	81,000	1,365,660

		6,611,157

Retail-Appliances - 0.1%

Conn’s, Inc.†	18,900	584,010

Retail-Building Products - 0.0%

Floor & Decor Holdings, Inc., Class A†	6,700	271,953

Retail-Discount - 0.1%

Citi Trends, Inc.	14,900	384,271

Retail-Hair Salons - 0.2%

Regis Corp.†	64,700	1,031,965

Retail-Home Furnishings - 0.2%

Pier 1 Imports, Inc.	297,200	1,453,308

Retail-Jewelry - 0.3%

Movado Group, Inc.	66,400	1,948,840

Retail-Misc./Diversified - 0.1%

FirstCash, Inc.	12,400	835,760

Retail-Office Supplies - 0.4%

Office Depot, Inc.	702,900	2,298,483

Retail-Pawn Shops - 0.3%

EZCORP, Inc., Class A†	125,000	1,506,250

Retail-Petroleum Products - 0.0%

World Fuel Services Corp.	3,900	109,473

Retail-Regional Department Stores - 0.5%

Dillard’s, Inc., Class A#	45,590	2,739,959

Retail-Restaurants - 0.4%

Brinker International, Inc.#	29,300	1,076,189
Ruth’s Hospitality Group, Inc.	46,572	998,969

		2,075,158

Retail-Vitamins & Nutrition Supplements - 0.0%

GNC Holdings, Inc., Class A#	15,200	84,816

Rubber-Tires - 0.2%

Cooper Tire & Rubber Co.#	26,100	959,175

Rubber/Plastic Products - 0.5%

Myers Industries, Inc.	9,358	199,793
Trinseo SA	36,000	2,656,800

		2,856,593

Savings & Loans/Thrifts - 3.1%

BankFinancial Corp.	8,770	144,617
Beneficial Bancorp, Inc.	195,858	3,319,793
Berkshire Hills Bancorp, Inc.	3,800	146,490
Charter Financial Corp.	56,100	1,036,728
Dime Community Bancshares, Inc.	25,500	562,275
First Defiance Financial Corp.	11,100	603,063
Flagstar Bancorp, Inc.†	15,200	577,752
Flushing Financial Corp.	32,400	916,272
HomeTrust Bancshares, Inc.†	5,400	145,800
Investors Bancorp, Inc.	166,500	2,375,955
Meridian Bancorp, Inc.	53,000	1,067,950
Meta Financial Group, Inc.	11,300	1,061,635
Northfield Bancorp, Inc.	95,200	1,688,848
Oritani Financial Corp.	4,800	82,800
Provident Financial Holdings, Inc.	7,300	140,598
Sterling Bancorp	52,400	1,328,340
Territorial Bancorp, Inc.	2,700	86,265
United Community Financial Corp.	21,000	205,590
United Financial Bancorp, Inc.	16,600	309,424
Washington Federal, Inc.	49,700	1,729,560
Waterstone Financial, Inc.	15,200	287,280
WSFS Financial Corp.	5,074	256,745

		18,073,780

Schools - 0.3%

American Public Education, Inc.†	11,700	314,145
K12, Inc.†	76,200	1,260,348

		1,574,493

Security Services - 0.1%

Ascent Capital Group, Inc., Class A†	44,400	534,576

Semiconductor Components-Integrated Circuits - 0.3%

Cypress Semiconductor Corp.#	125,422	2,008,006

Semiconductor Equipment - 0.2%

Nanometrics, Inc.†	23,400	588,744
Photronics, Inc.†	38,700	373,455
Xcerra Corp.†	19,200	190,272

		1,152,471

Steel-Producers - 0.8%

AK Steel Holding Corp.†#	266,100	1,295,907
Carpenter Technology Corp.#	35,100	1,734,993
Commercial Metals Co.	27,100	537,664
Ryerson Holding Corp.†	2,300	21,275
Schnitzer Steel Industries, Inc., Class A	28,700	838,040

		4,427,879

Telecom Equipment-Fiber Optics - 0.1%

Finisar Corp.†#	33,200	664,332
Oclaro, Inc.†#	24,700	175,864

		840,196

Telecom Services - 0.4%

Consolidated Communications Holdings, Inc.	119,800	1,693,972
HC2 Holdings, Inc.†	112,200	612,612

		2,306,584

Telecommunication Equipment - 0.1%

ADTRAN, Inc.	12,000	277,200
Comtech Telecommunications Corp.	15,300	331,551

		608,751

Telephone-Integrated - 0.1%

IDT Corp., Class B	26,602	415,789

Television - 0.1%

Gray Television, Inc.†	20,300	292,320
Sinclair Broadcast Group, Inc., Class A#	5,200	177,060

		469,380

Textile-Apparel - 0.1%

Perry Ellis International, Inc.†	21,400	523,658

Tobacco - 0.3%

Universal Corp.	31,878	1,700,691

Toys - 0.1%

Funko, Inc., Class A†	66,900	594,072

Transport-Marine - 0.2%

Costamare, Inc.	243,498	1,400,114

Transport-Truck - 1.3%

ArcBest Corp.	133,820	5,065,087
Roadrunner Transportation Systems, Inc.†	56,900	487,064
Schneider National, Inc., Class B#	10,800	283,284
YRC Worldwide, Inc.†	162,800	2,005,696

		7,841,131

Travel Services - 0.1%

Liberty TripAdvisor Holdings, Inc., Class A†	82,600	772,310

Water - 0.4%

American States Water Co.	24,200	1,396,098
Artesian Resources Corp., Class A	2,100	88,914
California Water Service Group	19,060	869,136
Consolidated Water Co., Ltd.	18,500	243,275

		2,597,423

Wire & Cable Products - 0.4%

General Cable Corp.	113,800	2,446,700

Wireless Equipment - 0.2%

InterDigital, Inc.	11,500	875,150

Total Common Stocks
(cost $455,079,431)		564,674,262

WARRANTS - 0.0%
Finance other services-0.0%

Emergent Capital, Inc. Expires 10/01/2019 (strike price $10.75)
(cost $0)†(3)	994	0

Total Long-Term Investment Securities
(cost $455,079,431)		564,674,262

SHORT-TERM INVESTMENT SECURITIES - 3.8%
Registered Investment Companies - 3.8%

State Street Navigator Securities Lending Government Money Market Portfolio 1.04%(1)(2) (cost $22,300,676)	22,300,676	22,300,676

REPURCHASE AGREEMENTS - 3.9%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 11/30/2017 , to be repurchased 12/01/2017 in the amount of $23,088,077 and collateralized by $10,340,000 of United States Treasury Bonds, bearing interest at 1.38%, due 02/15/2044 and by $9,610,000 of United States Treasury Bonds bearing interest at 3.75 % due 11/15/2043 having an approximate aggregate value of $23,559,113 (cost $23,088,000)	$23,088,000	23,088,000

TOTAL INVESTMENTS
(cost $500,468,107)	103.6%	610,062,938
Liabilities in excess of other assets	(3.6)	(21,026,360)

NET ASSETS	100.0%	$589,036,578

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 1).
(1)	At November 30, 2017, the Fund had loaned securities with a total value of $85,423,613. This was secured by collateral of $22,300,676, which was received in cash and subsequently invested in short-term investments currently valued at $22,300,676 as reported in the portfolio of investments. Additional collateral of $65,617,240 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 10/01/2047	$8,854,980
Federal National Mtg. Assoc.	2.96% to 4.00%	02/25/2027 to 11/01/2047	4,635,751
Government National Mtg. Assoc.	2.50% to 3.50%	06/20/2045 to 11/20/2046	8,889,042
United States Treasury Bills	0.00%	12/14/2017 to 07/19/2018	3,989,685
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/31/2017 to 02/15/2047	39,247,782

(2)	The rate shown is the 7-day yield as of November 30, 2017
(3)	Illiquid security. At November 30, 2017, the aggregate value of these secutities was $0 representing 0.0% of net assets.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis #	Notional Value #	Unrealized Appreciation (Depreciation)
298	Long	Russell 2000 E-Mini Index	December 2017	$22,134,278	$23,026,460	$892,182

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$564,674,262	$—	$—	$564,674,262
Warrants	—	0	—	0
Short-Term Investment Securities	22,300,676	—	—	22,300,676
Repurchase Agreements	—	23,088,000	—	23,088,000

Total Investments at Value	$586,974,938	$23,088,000	$—	$610,062,938

Other Financial Instruments:+
Futures Contracts	$892,182	$—	$—	$892,182

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS - November 30, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 95.3%
Advertising Agencies - 0.2%

Omnicom Group, Inc.	17,654	$1,261,202

Aerospace/Defense - 0.1%

TransDigm Group, Inc.#	3,219	913,520

Agricultural Chemicals - 0.1%

CF Industries Holdings, Inc.	15,780	591,277
Mosaic Co.	22,701	551,407

		1,142,684

Airlines - 0.6%

American Airlines Group, Inc.	22,156	1,118,656
Delta Air Lines, Inc.	25,882	1,369,676
Southwest Airlines Co.	28,427	1,724,666
United Continental Holdings, Inc.†	7,225	457,487

		4,670,485

Apparel Manufacturers - 0.2%

Hanesbrands, Inc.#	38,249	799,022
Michael Kors Holdings, Ltd.†	3,967	231,831
Ralph Lauren Corp.	4,915	467,662
Under Armour, Inc., Class C†#	18,930	225,835

		1,724,350

Appliances - 0.1%

Whirlpool Corp.	4,020	677,651

Applications Software - 4.1%

Citrix Systems, Inc.†	3,287	288,040
Intuit, Inc.	11,549	1,815,734
Microsoft Corp.	332,127	27,955,129
Red Hat, Inc.†	1,210	153,380
salesforce.com, Inc.†	28,397	2,962,375

		33,174,658

Auto-Cars/Light Trucks - 0.5%

Ford Motor Co.	315,203	3,946,342

Auto-Heavy Duty Trucks - 0.2%

PACCAR, Inc.	27,275	1,918,251

Auto/Truck Parts & Equipment-Original - 0.2%

Delphi Automotive PLC	14,263	1,492,908

Banks-Commercial - 1.5%

BB&T Corp.	126,664	6,259,735
M&T Bank Corp.	27,750	4,688,362
Regions Financial Corp.	68,927	1,143,499

		12,091,596

Banks-Fiduciary - 0.7%

Bank of New York Mellon Corp.	52,495	2,873,576
Citizens Financial Group, Inc.	26,503	1,078,672
Northern Trust Corp.	17,400	1,701,372

		5,653,620

Banks-Super Regional - 4.5%

Capital One Financial Corp.	56,655	5,212,260
Comerica, Inc.	13,291	1,107,273
Fifth Third Bancorp	111,890	3,413,764
Huntington Bancshares, Inc.	39,535	569,304
KeyCorp	47,778	906,826
PNC Financial Services Group, Inc.	72,817	10,235,157
SunTrust Banks, Inc.	42,601	2,625,500
US Bancorp	222,792	12,286,979

		36,357,063

Beverages-Non-alcoholic - 3.5%

Coca-Cola Co.	172,198	7,881,502
Dr Pepper Snapple Group, Inc.#	9,753	879,623
Monster Beverage Corp.†	14,955	937,230
PepsiCo, Inc.	161,536	18,822,175

		28,520,530

Building Products-Air & Heating - 0.3%

Johnson Controls International PLC	70,812	2,665,364

Building Products-Cement - 0.1%

Martin Marietta Materials, Inc.	1,197	249,443
Vulcan Materials Co.	7,853	986,729

		1,236,172

Building Products-Wood - 0.1%

Masco Corp.	11,158	478,790

Cable/Satellite TV - 1.1%

Comcast Corp., Class A	234,352	8,797,574

Chemicals-Diversified - 0.3%

Eastman Chemical Co.	18,069	1,669,034
LyondellBasell Industries NV, Class A	6,980	730,806

		2,399,840

Chemicals-Specialty - 0.0%

International Flavors & Fragrances, Inc.	417	64,818

Commercial Services - 0.8%

Cintas Corp.	11,063	1,741,759
Ecolab, Inc.	26,830	3,646,733
Nielsen Holdings PLC	21,104	774,939

		6,163,431

Commercial Services-Finance - 1.5%

Automatic Data Processing, Inc.	29,610	3,389,161
H&R Block, Inc.#	2,176	56,968
IHS Markit, Ltd.†	16,877	753,052
Moody’s Corp.	5,537	840,627
PayPal Holdings, Inc.†	56,424	4,272,989
S&P Global, Inc.	16,068	2,658,933

		11,971,730

Computer Aided Design - 0.1%

Autodesk, Inc.†	4,569	501,219

Computer Services - 1.9%

Accenture PLC, Class A	36,868	5,456,833
Cognizant Technology Solutions Corp., Class A	22,285	1,610,760
DXC Technology Co.	8,856	851,416
International Business Machines Corp.	50,446	7,767,170

		15,686,179

Computers - 0.4%

Hewlett Packard Enterprise Co.	74,536	1,039,777
HP, Inc.	98,583	2,114,606

		3,154,383

Computers-Memory Devices - 0.2%

NetApp, Inc.	6,491	366,806
Seagate Technology PLC#	14,483	558,465
Western Digital Corp.	10,824	853,581

		1,778,852

Consumer Products-Misc. - 0.2%

Kimberly-Clark Corp.	10,557	1,264,306

Containers-Paper/Plastic - 0.1%

WestRock Co.	9,182	573,049

Cosmetics & Toiletries - 2.5%

Colgate-Palmolive Co.	67,155	4,865,380
Procter & Gamble Co.	168,361	15,150,806

		20,016,186

Data Processing/Management - 0.5%

Fidelity National Information Services, Inc.	20,892	1,970,742
Fiserv, Inc.†	15,373	2,020,781
Paychex, Inc.	3,899	262,442

		4,253,965

Dental Supplies & Equipment - 0.3%

Align Technology, Inc.†	4,440	1,158,307
DENTSPLY SIRONA, Inc.	23,282	1,560,127

		2,718,434

Diagnostic Equipment - 2.7%

Abbott Laboratories	170,338	9,601,953
Danaher Corp.	70,115	6,616,051
Thermo Fisher Scientific, Inc.	27,451	5,291,455

		21,509,459

Distribution/Wholesale - 0.1%

Fastenal Co.#	13,935	730,055

Diversified Manufacturing Operations - 1.3%

Eaton Corp. PLC	38,539	2,997,563
Illinois Tool Works, Inc.	32,047	5,423,955
Parker-Hannifin Corp.	6,755	1,266,495
Pentair PLC	13,035	927,571

		10,615,584

Diversified Operations - 0.2%

Leucadia National Corp.	77,029	2,026,633

E-Commerce/Products - 0.1%

eBay, Inc.†	16,246	563,249

E-Commerce/Services - 0.5%

Expedia, Inc.	2,568	314,580
Priceline Group, Inc.†	2,128	3,702,103

		4,016,683

Electric Products-Misc. - 0.5%

Emerson Electric Co.	59,578	3,861,846

Electric-Distribution - 0.9%

CenterPoint Energy, Inc.	99,472	2,985,155
PPL Corp.	127,576	4,678,212

		7,663,367

Electric-Integrated - 1.2%

AES Corp.	36,772	389,048
CMS Energy Corp.	54,193	2,704,231
Eversource Energy	57,471	3,726,994
WEC Energy Group, Inc.#	42,449	2,949,781

		9,770,054

Electronic Components-Misc. - 0.4%

Corning, Inc.	69,801	2,260,854
Garmin, Ltd.#	14,235	883,709

		3,144,563

Electronic Components-Semiconductors - 3.8%

Advanced Micro Devices, Inc.†#	11,302	123,079
Broadcom, Ltd.	18,072	5,022,932
Intel Corp.	243,234	10,906,612
Microchip Technology, Inc.#	6,913	601,362
Micron Technology, Inc.†	36,234	1,535,959
NVIDIA Corp.	21,960	4,407,592
Qorvo, Inc.†#	3,356	257,002
Skyworks Solutions, Inc.	3,892	407,648
Texas Instruments, Inc.	79,878	7,771,331

		31,033,517

Electronic Connectors - 0.1%

TE Connectivity, Ltd.	8,332	786,874

Electronic Forms - 0.7%

Adobe Systems, Inc.†	29,047	5,271,159

Electronic Measurement Instruments - 0.3%

Agilent Technologies, Inc.	10,123	700,916
Fortive Corp.	24,941	1,861,846

		2,562,762

Engines-Internal Combustion - 0.2%

Cummins, Inc.	9,405	1,574,397

Enterprise Software/Service - 1.4%

CA, Inc.	11,342	375,080
Oracle Corp.	221,581	10,870,764

		11,245,844

Entertainment Software - 0.3%

Activision Blizzard, Inc.	17,380	1,084,512
Electronic Arts, Inc.†	9,818	1,044,144

		2,128,656

Finance-Consumer Loans - 0.2%

Synchrony Financial	37,102	1,331,591

Finance-Credit Card - 3.7%

American Express Co.	53,344	5,212,242
Discover Financial Services	21,767	1,536,750
Mastercard, Inc., Class A	64,303	9,675,672
Visa, Inc., Class A#	120,489	13,565,857

		29,990,521

Finance-Investment Banker/Broker - 0.3%

Charles Schwab Corp.	58,050	2,832,259

Finance-Other Services - 0.7%

CME Group, Inc.	22,519	3,367,491
Intercontinental Exchange, Inc.	30,551	2,182,869

		5,550,360

Food-Confectionery - 0.1%

J.M. Smucker Co.	4,077	475,664

Food-Misc./Diversified - 1.1%

Campbell Soup Co.	18,234	898,936
General Mills, Inc.	74,910	4,236,910
Kraft Heinz Co.	43,620	3,549,359

		8,685,205

Food-Retail - 0.3%

Kroger Co.	94,675	2,448,295

Gas-Distribution - 0.1%

NiSource, Inc.	34,038	937,066

Home Decoration Products - 0.2%

Newell Brands, Inc.	43,043	1,333,042

Hotels/Motels - 0.2%

Wyndham Worldwide Corp.	11,315	1,271,693

Independent Power Producers - 0.1%

NRG Energy, Inc.	28,636	791,785

Industrial Automated/Robotic - 0.2%

Rockwell Automation, Inc.	10,486	2,024,637

Industrial Gases - 0.2%

Air Products & Chemicals, Inc.	8,077	1,316,874

Insurance Brokers - 0.3%

Aon PLC	4,058	569,013
Marsh & McLennan Cos., Inc.	15,619	1,310,903
Willis Towers Watson PLC	2,359	379,327

		2,259,243

Insurance-Life/Health - 1.1%

Aflac, Inc.	32,715	2,867,143
Lincoln National Corp.	8,101	620,131
Principal Financial Group, Inc.	10,663	754,834
Prudential Financial, Inc.	40,314	4,669,974

		8,912,082

Insurance-Multi-line - 2.3%

Allstate Corp.	34,665	3,558,709
Chubb, Ltd.	53,489	8,136,212
Cincinnati Financial Corp.	5,565	415,872
Loews Corp.	51,055	2,567,045
MetLife, Inc.	66,213	3,554,314

		18,232,152

Insurance-Property/Casualty - 0.3%

Travelers Cos., Inc.	18,754	2,542,480

Insurance-Reinsurance - 2.4%

Berkshire Hathaway, Inc., Class B†	99,189	19,144,469

Internet Content-Entertainment - 2.4%

Facebook, Inc., Class A†	91,187	16,156,512
Netflix, Inc.†	16,196	3,038,046

		19,194,558

Investment Management/Advisor Services - 1.2%

Ameriprise Financial, Inc.	11,281	1,841,398
BlackRock, Inc.	10,957	5,491,539
Franklin Resources, Inc.	18,949	821,439
Invesco, Ltd.	12,634	456,972
T. Rowe Price Group, Inc.	6,933	713,544

		9,324,892

Machinery-Construction & Mining - 0.8%

Caterpillar, Inc.	48,092	6,788,186

Machinery-Farming - 0.5%

Deere & Co.	27,794	4,165,209

Machinery-General Industrial - 0.0%

Roper Technologies, Inc.	1,074	286,984

Medical Information Systems - 0.1%

Cerner Corp.†	15,166	1,072,085

Medical Instruments - 0.2%

Edwards Lifesciences Corp.†	14,194	1,663,537

Medical Labs & Testing Services - 0.2%

Laboratory Corp. of America Holdings†	6,643	1,051,387
Quest Diagnostics, Inc.	5,358	527,549

		1,578,936

Medical Products - 2.1%

Baxter International, Inc.	47,320	3,100,880
Becton Dickinson and Co.	35,906	8,194,108
Stryker Corp.	36,919	5,759,364

		17,054,352

Medical-Biomedical/Gene - 3.4%

Alexion Pharmaceuticals, Inc.†	13,779	1,513,072
Amgen, Inc.	48,120	8,452,759
Biogen, Inc.†	10,561	3,402,437
Celgene Corp.†	44,955	4,532,813
Gilead Sciences, Inc.	62,850	4,699,923
Illumina, Inc.†	5,865	1,349,126
Incyte Corp.†	5,150	509,799
Regeneron Pharmaceuticals, Inc.†	3,848	1,392,437
Vertex Pharmaceuticals, Inc.†	13,073	1,886,303

		27,738,669

Medical-Drugs - 1.7%

AbbVie, Inc.	95,672	9,272,530
Zoetis, Inc.	57,355	4,146,193

		13,418,723

Medical-Generic Drugs - 0.1%

Perrigo Co. PLC#	7,648	666,982

Medical-HMO - 0.7%

Centene Corp.†	4,887	498,914
Cigna Corp.	13,818	2,925,685
Humana, Inc.	8,985	2,343,827

		5,768,426

Medical-Hospitals - 0.2%

HCA Healthcare, Inc.†	18,462	1,569,270

Multimedia - 1.4%

Time Warner, Inc.	19,138	1,751,318
Walt Disney Co.	92,714	9,718,282

		11,469,600

Networking Products - 1.3%

Cisco Systems, Inc.	282,051	10,520,502

Non-Hazardous Waste Disposal - 0.8%

Republic Services, Inc.	39,658	2,575,391
Waste Management, Inc.	47,094	3,873,481

		6,448,872

Office Automation & Equipment - 0.1%

Xerox Corp.	15,961	473,403

Oil Companies-Exploration & Production - 2.8%

Anadarko Petroleum Corp.	32,829	1,578,746
Apache Corp.#	22,668	948,202

Cabot Oil & Gas Corp.	15,359	444,643
Concho Resources, Inc.†	2,045	286,014
Devon Energy Corp.	27,039	1,041,813
EOG Resources, Inc.	28,543	2,920,520
EQT Corp.	7,272	433,411
Hess Corp.#	43,533	1,997,294
Marathon Oil Corp.	125,177	1,857,627
Noble Energy, Inc.	18,857	495,939
Occidental Petroleum Corp.	139,999	9,869,929
Pioneer Natural Resources Co.	5,966	930,935

		22,805,073

Oil Field Machinery & Equipment - 0.2%

National Oilwell Varco, Inc.#	47,119	1,580,842

Oil Refining & Marketing - 0.1%

Valero Energy Corp.	9,011	771,522

Oil-Field Services - 0.8%

Baker Hughes a GE Co., LLC	28,806	856,402
Schlumberger, Ltd.	87,337	5,489,131

		6,345,533

Paper & Related Products - 0.3%

International Paper Co.	38,510	2,180,051

Pharmacy Services - 0.3%

Express Scripts Holding Co.†	38,881	2,534,264

Pipelines - 0.4%

Kinder Morgan, Inc.	101,219	1,744,003
ONEOK, Inc.	23,891	1,239,943

		2,983,946

Real Estate Investment Trusts - 5.1%

American Tower Corp.	55,188	7,943,209
AvalonBay Communities, Inc.	8,118	1,472,037
Boston Properties, Inc.	3,844	481,961
Crown Castle International Corp.	42,552	4,808,376
Digital Realty Trust, Inc.	4,980	581,166
Equinix, Inc.	4,380	2,034,466
Equity Residential	14,584	974,503
Essex Property Trust, Inc.	738	182,278
GGP, Inc.	32,670	767,745
HCP, Inc.	58,725	1,552,689
Host Hotels & Resorts, Inc.	76,822	1,520,307
Prologis, Inc.	32,868	2,176,848
Public Storage	10,585	2,255,875
Realty Income Corp.	10,326	571,028
Simon Property Group, Inc.	32,543	5,263,830
Ventas, Inc.	36,569	2,340,782
Vornado Realty Trust	11,795	915,528
Welltower, Inc.	28,684	1,935,023
Weyerhaeuser Co.	98,324	3,478,703

		41,256,354

Retail-Apparel/Shoe - 0.7%

L Brands, Inc.#	24,823	1,391,826
PVH Corp.	6,033	811,740
Ross Stores, Inc.	33,037	2,511,803
Tapestry, Inc.	22,263	928,144

		5,643,513

Retail-Auto Parts - 0.1%

O’Reilly Automotive, Inc.†	4,645	1,097,195

Retail-Automobile - 0.0%

CarMax, Inc.†#	3,401	234,363

Retail-Building Products - 0.6%

Lowe’s Cos., Inc.	57,637	4,805,197

Retail-Consumer Electronics - 0.0%

Best Buy Co., Inc.	6,713	400,162

Retail-Discount - 0.2%

Dollar Tree, Inc.†	14,975	1,538,831

Retail-Drug Store - 0.5%

Walgreens Boots Alliance, Inc.	54,203	3,943,810

Retail-Jewelry - 0.0%

Tiffany & Co.	1,709	161,501

Retail-Major Department Stores - 0.8%

TJX Cos., Inc.	80,947	6,115,546

Retail-Perfume & Cosmetics - 0.1%

Ulta Beauty, Inc.†	2,353	521,684

Retail-Regional Department Stores - 0.2%

Kohl’s Corp.#	18,312	878,427
Macy’s, Inc.#	21,755	517,769

		1,396,196

Retail-Restaurants - 1.2%

Chipotle Mexican Grill, Inc.†#	670	203,941
Darden Restaurants, Inc.	6,198	522,615
Starbucks Corp.	104,397	6,036,235
Yum! Brands, Inc.	34,715	2,897,661

		9,660,452

Semiconductor Components-Integrated Circuits - 1.0%

Analog Devices, Inc.	26,987	2,323,850
QUALCOMM, Inc.	82,967	5,504,031

		7,827,881

Semiconductor Equipment - 0.5%

Applied Materials, Inc.	59,913	3,161,609
KLA-Tencor Corp.	9,541	975,472
Lam Research Corp.	1,330	255,799

		4,392,880

Steel-Producers - 0.1%

Nucor Corp.	15,225	875,437

Telephone-Integrated - 0.2%

CenturyLink, Inc.	93,307	1,361,349

Television - 0.1%

CBS Corp., Class B#	18,409	1,032,009

Textile-Home Furnishings - 0.2%

Mohawk Industries, Inc.†	4,926	1,392,137

Tools-Hand Held - 0.2%

Stanley Black & Decker, Inc.	9,281	1,574,336

Toys - 0.0%

Mattel, Inc.#	12,200	222,650

Transport-Rail - 1.4%

CSX Corp.	48,391	2,697,798
Norfolk Southern Corp.	16,548	2,294,049
Union Pacific Corp.	49,148	6,217,222

		11,209,069

Transport-Services - 0.9%

United Parcel Service, Inc., Class B	62,827	7,630,339

Water - 0.1%

American Water Works Co., Inc.	8,483	776,703

Web Portals/ISP - 3.5%

Alphabet, Inc., Class A†	15,193	15,742,531
Alphabet, Inc., Class C†	12,416	12,681,826

		28,424,357

Wireless Equipment - 0.1%

Motorola Solutions, Inc.	5,823	548,003

Total Long-Term Investment Securities
(cost $531,071,158)		768,299,643

SHORT-TERM INVESTMENT SECURITIES - 0.3%
Registered Investment Companies - 0.0%

State Street Navigator Securities Lending Government Money Market Portfolio 1.04%(1)(2)	105,108	105,108

U.S. Government Treasuries - 0.3%

United States Treasury Bills 1.27% due 02/22/2018(3)	$1,000,000	997,291
1.27% due 03/01/2018(3)	1,500,000	1,495,317

		2,492,608

Total Short-Term Investment Securities
(cost $2,597,438)		2,597,716

REPURCHASE AGREEMENTS - 4.4%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 11/30/2017, to be repurchased 12/01/2017 in the amount of $35,620,119 and collateralized by $30,385,000 of United States Treasury Bonds, bearing interest at 3.75% due 11/15/2043 and having an approximate value of $36,333,466

(cost $35,620,000)	35,620,000	35,620,000

TOTAL INVESTMENTS
(cost $569,288,596)	100.0%	806,517,359
Other assets less liabilities	0.0	213,660

NET ASSETS	100.0%	$806,731,019

#	The security or a portion thereof is out on loan
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of November 30, 2017.
(2)	At November 30, 2017, the Fund had loaned securities with a total value of $29,326,052. This was secured by collateral of $105,108, which was received in cash and subsequently invested in short-term investments currently valued at $105,108 as reported in the Portfolio of Investments. Additional collateral of $29,320,077 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 10/01/2047	$2,640,045
Federal National Mtg. Assoc.	2.96% to 4.00%	02/25/2027 to 11/01/2047	1,382,114
Government National Mtg. Assoc.	2.50% to 3.50%	06/20/2045 to 11/20/2046	2,650,200
United States Treasury Bills	0.00%	12/28/2017 to 07/19/2018	410,504
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/31/2017 to 02/15/2047	22,237,214

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis #	Notional Value #	Unrealized Appreciation (Depreciation)
304	Long	S&P 500 E-Mini Index	December 2017	$38,751,496	$40,248,080	$1,496,584

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 – Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$768,299,643	$—	$—	$768,299,643
Short Term Investment Securities:
Registered Investment Companies	105,108	—	—	105,108
U.S. Government Treasuries	—	2,492,608	—	2,492,608
Repurchase Agreements	—	35,620,000	—	35,620,000

Total Investments at Value	$768,404,751	$38,112,608	$—	$806,517,359

Other Financial Instruments:+
Futures Contracts	$1,496,584	$—	$—	$1,496,584

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS - November 30, 2017 - (unaudited)

Security Description	Shares/ Principal Amount(10)	Value (Note 1)
ASSET BACKED SECURITIES - 5.9%
Diversified Financial Services - 5.9%

Ally Auto Receivables Trust Series 2017-4, Class A3 1.75% due 12/15/2021	$2,200,000	$2,187,731
American Express Credit Account Master Trust FRS Series 2014-1, Class A 1.62% (1 ML+0.37%) due 12/15/2021	84,000	84,304
American Express Credit Account Master Trust Series 2017-3, Class A 1.77% due 11/15/2022	1,030,000	1,022,474
American Express Credit Account Master Trust Series 2017-1, Class A 1.93% due 09/15/2022	3,000,000	2,992,272
Avis Budget Rental Car Funding AESOP LLC Series 2015-1A, Class A 2.50% due 07/20/2021*	150,000	149,694
BMW Vehicle Lease Trust Series 2017-2, Class A3 2.07% due 10/20/2020	720,000	719,186
Capital One Multi-Asset Execution Trust Series 2016-A4, Class A4 1.33% due 06/15/2022	2,364,000	2,337,738
CarMax Auto Owner Trust Series 2016-3, Class A4 1.60% due 01/18/2022	500,000	492,607
CGGS Commercial Mtg. Trust Series 2016-RNDA, Class AFX 2.76% due 02/10/2033*(1)	433,902	433,968
Chase Issuance Trust Series 2016-A2, Class A 1.37% due 06/15/2021	300,000	297,273
Chase Issuance Trust Series 2015-A4, Class A4 1.84% due 04/15/2022	3,100,000	3,084,502
Chase Mtg. Finance Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(2)(9)	892,274	901,480
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3 1.92% due 04/07/2022	2,666,000	2,656,088
Citibank Credit Card Issuance Trust Series 2014-A6, Class A6 2.15% due 07/15/2021	1,447,000	1,450,585
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1 2.88% due 01/23/2023	142,000	144,777
Citigroup Commercial Mtg. Trust Series 2016-SMPL, Class A 2.23% due 09/10/2031*(1)	584,000	573,999
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(1)	147,769	149,050
COMM Mtg. Trust VRS Series 2015-CR22, Class XA 1.13% due 03/10/2048(1)(3)(9)	3,118,309	148,664
COMM Mtg. Trust Series 2016-787S, Class A 3.55% due 02/10/2036*(1)	100,000	103,396
Commercial Mtg. Trust Series 2015-DC1, Class A2 2.87% due 02/10/2048(1)	80,000	80,969
Discover Card Execution Note Trust Series 2017-A6, Class A6 1.88% due 02/15/2023	2,100,000	2,086,144
Ford Credit Auto Owner Trust Series 2016-A, ClassA4 1.60% due 06/15/2021	2,000,000	1,987,448
Ford Credit Auto Owner Trust Series 2016-C, Class B 1.73% due 03/15/2022	115,000	113,169
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	129,000	129,138
Ford Credit Auto Owner Trust* Series 2015-2, Class A 2.44% due 01/15/2027	120,000	120,730
Ford Credit Floorplan Master Owner Trust Series 2017-3, Class A 2.48% due 09/15/2024	250,000	250,566
GM Financial Automobile Leasing Trust Series 2017-2, Class A4 2.18% due 06/21/2021	100,000	99,855
GM Financial Consumer Automobile Series 2017-3A, Class 4A 2.13% due 03/16/2023*	200,000	198,751
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	75,000	75,693
Honda Auto Receivables Owner Trust Series 2016-2, Class A4 1.62% due 08/15/2022	168,000	166,877
Honda Auto Receivables Owner Trust Series 2017-1, ClassA3 1.72% due 07/21/2021	2,000,000	1,992,620
Honda Auto Receivables Owner Trust Series 2017-4, Class A3 2.05% due 11/22/2021	1,000,000	999,859
Hudson Yards Mtg. Trust Series 2016-10HY, Class A 2.84% due 08/10/2038*(1)	2,280,000	2,228,856
Hyundai Auto Receivables Trust Series 2017-B, ClassA3 1.77% due 01/18/2022	2,260,000	2,246,311
JPMDB Commercial Mtg. Securities Trust Series 2016-C2, Class A2 2.66% due 06/15/2049(1)	833,000	836,252
Nissan Auto Receivables Owner Trust Series 2017-B, ClassA4 1.95% due 10/16/2023	3,000,000	2,977,018
Synchrony Credit Card Master Note Trust Series 2016-1, Class A 2.04% due 03/15/2022	100,000	100,118

Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	3,100,000	3,086,466
Toyota Auto Receivables Series 2016-C, ClassA3 1.14% due 08/17/2020	2,863,000	2,843,465
Verizon Owner Trust Series 2016-2A, ClassA 1.68% due 05/20/2021*	2,000,000	1,988,810
Verizon Owner Trust Series 2017-3A, Class A1A 2.06% due 04/20/2022*	250,000	249,284
World Financial Network Credit Card Master Trust Series 2016-A, Class A 2.03% due 04/15/2025	270,000	265,384

Total Asset Backed Securities
(cost $45,435,772)		45,053,571

U.S. CORPORATE BONDS & NOTES - 38.9%
Advertising Agencies - 0.0%

Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	217,000	227,399

Aerospace/Defense-Equipment - 0.5%

Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	1,343,000	1,395,041
Triumph Group, Inc. Company Guar. Notes 4.88% due 04/01/2021#	1,605,000	1,576,913
United Technologies Corp. Senior Notes 1.90% due 05/04/2020	325,000	322,371
United Technologies Corp. Senior Notes 4.05% due 05/04/2047#	236,000	243,116

		3,537,441

Agricultural Chemicals - 0.1%

Mosaic Co. Senior Notes 3.25% due 11/15/2022	223,000	221,701
Mosaic Co. Senior Notes 4.05% due 11/15/2027#	305,000	302,594
Mosaic Co. Senior Notes 4.88% due 11/15/2041	138,000	135,886

		660,181

Airlines - 0.3%

Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2018(4)(5)	47,743	47,915
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	973,381	1,007,741
United Airlines Pass-Through Trust Pass-Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	1,001,598	1,052,930

		2,108,586

Applications Software - 0.0%

Microsoft Corp. Senior Notes 4.10% due 02/06/2037	277,000	303,113

Auto-Cars/Light Trucks - 0.7%

American Honda Finance Corp. Senior Notes 1.20% due 07/12/2019	55,000	54,229
American Honda Finance Corp. Senior Notes 2.00% due 11/13/2019	300,000	299,448
Daimler Finance North America LLC Company Guar. Notes 1.50% due 07/05/2019*	485,000	479,264
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	153,000	149,802
Daimler Finance North America LLC Company Guar. Notes 2.30% due 01/06/2020*	357,000	356,381
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	639,000	639,275
Ford Motor Credit Co. LLC Senior Notes 2.34% due 11/02/2020	986,000	977,214
Ford Motor Credit Co. LLC Senior Notes 3.82% due 11/02/2027	813,000	808,847
General Motors Co. Senior Notes 5.15% due 04/01/2038	188,000	196,902
Nissan Motor Acceptance Corp. Senior Notes 2.15% due 09/28/2020*	702,000	696,958
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	514,000	511,047

		5,169,367

Auto-Heavy Duty Trucks - 0.4%

JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	1,343,000	1,401,756
Navistar International Corp. Senior Notes 6.63% due 11/01/2025*	1,415,000	1,465,417
PACCAR Financial Corp. Senior Notes 2.05% due 11/13/2020	217,000	216,197

		3,083,370

Auto/Truck Parts & Equipment-Original - 0.2%

Lear Corp. Senior Notes 3.80% due 09/15/2027	161,000	160,783
Titan International, Inc. Senior Sec. Notes 6.50% due 11/30/2023*	1,320,000	1,313,004

		1,473,787

Banks-Commercial - 0.9%

BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	1,359,000	1,446,989
BB&T Corp Senior Notes 2.15% due 02/01/2021	304,000	301,431
Citizens Bank NA Senior Notes 2.55% due 05/13/2021	268,000	267,474
Fifth Third Bank Senior Notes 2.20% due 10/30/2020	215,000	214,068
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	888,000	906,633
PNC Bank NA Senior Notes 2.00% due 05/19/2020	470,000	466,599
Regions Financial Corp. Senior Notes 2.75% due 08/14/2022	481,000	478,570
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	1,495,000	2,062,500
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022*	465,000	472,748
Santander Holdings USA, Inc. Senior Notes 4.40% due 07/13/2027*	223,000	227,027
Synovus Financial Corp. Senior Notes 3.13% due 11/01/2022	223,000	221,881

		7,065,920

Banks-Fiduciary - 0.1%

Bank of New York Mellon Corp. Senior Notes 2.66% due 05/16/2023	229,000	228,579
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	638,000	660,509

		889,088

Banks-Super Regional - 0.5%

Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	308,000	315,222
Citibank NA Senior Notes 2.13% due 10/20/2020	677,000	672,080
Huntington National Bank Senior Notes 2.38% due 03/10/2020	268,000	268,090
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	1,201,000	1,211,012
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	553,000	573,402
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	582,000	636,905
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	60,000	66,524

		3,743,235

Batteries/Battery Systems - 0.3%

EnerSys Company Guar. Notes 5.00% due 04/30/2023*	2,028,000	2,131,935

Brewery - 0.2%

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	685,000	690,421
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	470,000	520,794
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	212,000	239,335

		1,450,550

Broadcast Services/Program - 0.2%

Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022	998,000	1,012,970
Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	163,000	163,243

		1,176,213

Building & Construction Products-Misc. - 0.2%

Owens Corning Company Guar. Notes 4.30% due 07/15/2047	622,000	601,530
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	1,104,000	1,148,160

		1,749,690

Building & Construction-Misc. - 0.3%

Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	2,446,000	2,433,770

Building Products-Air & Heating - 0.0%

Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	223,000	220,506

Building Products-Wood - 0.4%

Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	1,890,000	1,989,225
Masco Corp. Senior Notes 4.45% due 04/01/2025	477,000	505,716
Masco Corp. Senior Notes 4.50% due 05/15/2047	227,000	228,726

		2,723,667

Building-Heavy Construction - 0.3%

Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*#	1,840,000	1,955,736

Building-Residential/Commercial - 0.2%

Lennar Corp. Company Guar. Notes 4.13% due 01/15/2022	146,000	149,285
Lennar Corp. Company Guar. Notes 4.50% due 04/30/2024	1,212,000	1,249,875

		1,399,160

Cable/Satellite TV - 1.1%

Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	1,577,000	1,675,563
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	1,995,000	1,955,100
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028	561,000	532,936
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	120,000	121,206
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	257,000	295,805
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	1,830,000	1,855,162
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022#	439,000	451,621
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	1,450,000	1,564,188

		8,451,581

Casino Hotels - 0.1%

Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022	829,000	890,761

Cellular Telecom - 0.9%

Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	934,000	994,710
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	5,352,000	5,766,780
United States Cellular Corp. Senior Notes 6.70% due 12/15/2033	247,000	259,350

		7,020,840

Chemicals-Diversified - 0.0%

Westlake Chemical Corp. Company Guar. Notes 4.38% due 11/15/2047	164,000	165,665

Chemicals-Specialty - 0.0%

Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	193,000	253,482

Circuit Boards - 0.2%

TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*	1,655,000	1,698,444

Coal - 0.2%

SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	1,810,000	1,907,287

Coatings/Paint - 0.1%

RPM International, Inc. Senior Notes 3.75% due 03/15/2027	151,000	151,537
Sherwin-Williams Co. Senior Notes 2.25% due 05/15/2020	131,000	130,407
Sherwin-Williams Co. Senior Notes 2.75% due 06/01/2022	262,000	260,402

		542,346

Commercial Services - 0.2%

Ecolab, Inc. Senior Notes 1.00% due 01/15/2024	EUR	500,000	603,231
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022		458,000	452,890
Ecolab, Inc. Senior Notes 3.95% due 12/01/2047*		152,000	151,553

			1,207,674

Commercial Services-Finance - 0.0%

Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020		178,000	178,423

Computer Services - 0.5%

Harland Clarke Holdings Corp. Senior Sec. Notes 8.38% due 08/15/2022*		1,215,000	1,266,637
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*		2,074,000	2,099,925
IBM Credit LLC Senior Notes 1.63% due 09/06/2019		558,000	555,278

			3,921,840

Computers - 0.9%

Apple, Inc. Senior Notes 1.38% due 05/24/2029	EUR	890,000	1,086,727
Apple, Inc. Senior Notes 2.85% due 05/06/2021		367,000	373,417
Apple, Inc. Senior Notes 2.85% due 02/23/2023		352,000	356,684
Apple, Inc. Senior Notes 3.75% due 11/13/2047		827,000	825,532
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*		2,320,000	2,550,398
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*		916,000	1,131,710
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*		262,000	329,670
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035		399,000	423,093

			7,077,231

Computers-Integrated Systems - 0.2%

Everi Payments, Inc. Company Guar. Notes 7.50% due 12/15/2025*		1,695,000	1,694,491

Containers-Metal/Glass - 0.4%

Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026		1,523,000	1,797,140
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*		1,329,000	1,412,062

			3,209,202

Containers-Paper/Plastic - 0.2%

Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*		1,354,000	1,408,160
WestRock Co. Company Guar. Notes 3.38% due 09/15/2027*		330,000	327,169

			1,735,329

Cosmetics & Toiletries - 0.3%

First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*		1,133,000	1,161,325
Procter & Gamble Co. Senior Bonds 0.50% due 10/25/2024	EUR	600,000	712,396
Procter & Gamble Co. Senior Notes 1.90% due 10/23/2020		213,000	211,827
Procter & Gamble Co. Senior Notes 2.30% due 02/06/2022		299,000	298,780

			2,384,328

Dialysis Centers - 0.2%

DaVita HealthCare Partners, Inc. Company Guar. Notes 5.00% due 05/01/2025		1,325,000	1,325,398

Distribution/Wholesale - 0.2%

H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025*		1,215,000	1,272,713

Diversified Banking Institutions - 2.2%

Bank of America Corp. Senior Notes 2.37% due 07/21/2021		297,000	295,913
Bank of America Corp. Senior Notes 3.59% due 07/21/2028		407,000	412,558

Bank of America Corp. Sub. Notes 4.18% due 11/25/2027		1,735,000	1,798,960
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037		415,000	522,489
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023		466,000	463,184
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028		263,000	266,503
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027		1,816,000	1,908,560
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033		209,000	252,511
Goldman Sachs Group, Inc. Senior Notes 2.13% due 09/30/2024	EUR	775,000	989,218
Goldman Sachs Group, Inc. Senior Notes 2.63% due 08/19/2020	EUR	550,000	700,022
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023		472,000	468,152
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023		431,000	443,542
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038		550,000	560,655
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033		569,000	717,656
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037		451,000	594,874
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021		635,000	636,066
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038		879,000	893,009
Morgan Stanley Senior Notes 1.75% due 03/11/2024	EUR	600,000	752,848
Morgan Stanley Senior Notes 2.38% due 03/31/2021	EUR	725,000	925,659
Morgan Stanley Senior Notes 2.75% due 05/19/2022		857,000	855,619
Morgan Stanley Senior Notes 3.59% due 07/22/2028		285,000	286,630
Morgan Stanley Senior Notes 3.97% due 07/22/2038		219,000	222,465
Morgan Stanley Sub. Notes 4.10% due 05/22/2023		439,000	457,712
Morgan Stanley Sub. Notes 5.00% due 11/24/2025		946,000	1,033,731

			16,458,536

Diversified Financial Services - 0.1%

USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*		421,000	421,170

Diversified Manufacturing Operations - 0.2%

Carlisle Cos., Inc. Senior Notes 3.75% due 12/01/2027		220,000	220,834
Parker-Hannifin Corp. Senior Bonds 1.13% due 03/01/2025*	EUR	600,000	726,340
Textron, Inc. Senior Notes 3.38% due 03/01/2028		447,000	444,239
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024		305,000	310,772

			1,702,185

E-Commerce/Products - 0.0%

Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037*		203,000	211,749

Electric-Distribution - 0.2%

NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 09/15/2024*#		963,000	972,630
NextEra Energy Operating Partners LP Company Guar. Notes 4.50% due 09/15/2027*		524,000	524,000

			1,496,630

Electric-Generation - 0.1%

Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*		691,000	754,356

Electric-Integrated - 0.6%

Dominion Energy, Inc. Junior Sub. Notes 2.58% due 07/01/2020		221,000	221,123
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033		545,000	629,346
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022		322,000	325,857
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022		431,000	440,885

FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	444,000	453,049
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	230,000	248,104
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	612,000	815,838
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	280,000	278,528
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	539,000	558,040
Pacific Gas & Electric Co. Senior Notes 4.00% due 12/01/2046#	227,000	227,573
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	215,000	236,275

		4,434,618

Electronic Components-Misc. - 0.0%

Corning, Inc. Senior Notes 1.50% due 05/08/2018	237,000	236,679

Electronic Components-Semiconductors - 0.2%

Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.50% due 01/15/2028*	303,000	286,861
Intel Corp. Senior Notes 2.35% due 05/11/2022	980,000	974,508

		1,261,369

Electronic Parts Distribution - 0.2%

Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	1,270,000	1,288,095

Electronic Security Devices - 0.0%

Allegion US Holding Co., Inc. Company Guar. Notes 3.55% due 10/01/2027	229,000	227,667

Energy-Alternate Sources - 0.3%

Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	1,941,000	2,052,607

Enterprise Software/Service - 0.6%

Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024#	2,492,000	2,669,555
Oracle Corp. Senior Notes 1.90% due 09/15/2021	642,000	632,365
Oracle Corp. Senior Notes 3.80% due 11/15/2037	279,000	285,229
Oracle Corp. Senior Notes 3.85% due 07/15/2036#	573,000	592,859
Oracle Corp. Senior Notes 3.90% due 05/15/2035	105,000	109,134

		4,289,142

Finance-Auto Loans - 0.4%

Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025#	1,430,000	1,567,623
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	1,174,000	1,229,765

		2,797,388

Finance-Consumer Loans - 0.7%

Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	1,925,000	1,973,125
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	205,000	217,300
Navient Corp. Senior Notes 5.63% due 08/01/2033	1,439,000	1,237,540
Springleaf Finance Corp. Company Guar. Notes 6.13% due 05/15/2022#	1,715,000	1,779,312
Synchrony Financial Senior Notes 3.95% due 12/01/2027	301,000	298,212

		5,505,489

Finance-Credit Card - 0.4%

Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	1,650,000	1,687,125
American Express Co. Senior Notes 2.50% due 08/01/2022	1,062,000	1,047,930

		2,735,055

Finance-Investment Banker/Broker - 0.3%

Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	97,000	5,723
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(4)(5)	111,000	11
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(4)(5)	143,000	14
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	1,660,000	1,707,725
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	279,000	282,946

		1,996,419

Finance-Leasing Companies - 0.0%

Washington Prime Group LP Senior Notes 5.95% due 08/15/2024	214,000	213,834

Finance-Mortgage Loan/Banker - 0.2%

Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	1,725,000	1,813,406

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	570,000	570,791
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.30% due 09/15/2022	309,000	305,689
National Rural Utilities Cooperative Finance Corp. Collateral Trust Notes 2.40% due 04/25/2022	209,000	208,559

		1,085,039

Food-Meat Products - 0.0%

Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	175,000	173,583
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	131,000	134,737

		308,320

Food-Misc./Diversified - 0.1%

Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	436,000	463,506

Food-Retail - 0.3%

Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	1,935,000	1,721,570
Kroger Co. Senior Notes 4.65% due 01/15/2048#	446,000	445,737

		2,167,307

Food-Wholesale/Distribution - 0.1%

C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*#	1,020,000	943,500

Gambling (Non-Hotel) - 0.3%

Mohegan Gaming & Entertainment Company Guar. Notes 7.88% due 10/15/2024*#	1,277,000	1,345,639
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	940,000	1,035,175
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(4)(5)	272,905	4,039

		2,384,853

Gas-Distribution - 0.0%

NiSource Finance Corp. Company Guar. Notes 3.49% due 05/15/2027	200,000	201,855
NiSource Finance Corp. Company Guar. Notes 4.38% due 05/15/2047	152,000	162,450

		364,305

Hotels/Motels - 0.4%

Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024*	1,145,000	1,248,050
Wyndham Worldwide Corp. Senior Notes 4.50% due 04/01/2027	1,435,000	1,452,622

		2,700,672

Independent Power Producers - 0.2%

Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*#	1,325,000	1,339,906

Insurance-Life/Health - 0.1%

Aflac, Inc. Senior Notes 4.00% due 10/15/2046	231,000	237,061
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047*	411,000	401,640
Pacific Life Insurance Co. Sub. Notes 4.30% due 10/24/2067*	406,000	403,211

		1,041,912

Insurance-Multi-line - 0.2%

Assurant, Inc. Senior Notes 6.75% due 02/15/2034	288,000	355,526
MetLife, Inc. Senior Notes 4.60% due 05/13/2046	195,000	216,284
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	873,000	874,607

		1,446,417

Insurance-Mutual - 0.2%

Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*		147,000	152,909
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*		287,000	284,809
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*		784,000	776,369

			1,214,087

Insurance-Property/Casualty - 0.0%

Markel Corp. Senior Notes 3.50% due 11/01/2027		127,000	125,743
Markel Corp. Senior Notes 4.30% due 11/01/2047		109,000	108,708

			234,451

Internet Connectivity Services - 0.3%

Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*		1,494,000	1,576,170
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025		855,000	907,369

			2,483,539

Internet Content-Entertainment - 0.2%

Netflix, Inc. Senior Notes 5.88% due 02/15/2025		1,185,000	1,267,950

Investment Management/Advisor Services - 0.3%

Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*#		2,270,000	2,346,670

Machinery-Construction & Mining - 0.2%

Caterpillar Financial Services Corp. Senior Notes 1.85% due 09/04/2020		464,000	459,364
Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022		301,000	299,960
Terex Corp. Company Guar. Notes 5.63% due 02/01/2025*		846,000	893,059

			1,652,383

Machinery-Farming - 0.0%

CNH Industrial Capital LLC Company Guar. Notes 4.38% due 04/05/2022		225,000	234,662

Machinery-General Industrial - 0.1%

Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026		421,000	432,797

Marine Services - 0.3%

Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022		1,880,000	1,978,700

Medical Instruments - 0.2%

Teleflex, Inc. Company Guar. Notes 4.63% due 11/15/2027		1,315,000	1,346,231

Medical Labs & Testing Services - 0.1%

Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022		113,000	115,286
Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024		196,000	195,617
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*		226,000	219,513

			530,416

Medical Products - 0.3%

Becton Dickinson and Co. Senior Notes 0.37% due 06/06/2019	EUR	615,000	736,454
Becton Dickinson and Co. Senior Notes 1.90% due 12/15/2026	EUR	600,000	730,647
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027		466,000	465,181

			1,932,282

Medical-Biomedical/Gene - 0.1%

Amgen, Inc. Senior Notes 2.65% due 05/11/2022		418,000	416,556
Celgene Corp. Senior Notes 3.63% due 05/15/2024		336,000	343,945

			760,501

Medical-Drugs - 0.1%

Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*		1,000,000	780,000
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*		198,000	209,357

			989,357

Medical-Generic Drugs - 0.1%

Actavis, Inc. Company Guar. Notes 3.25% due 10/01/2022		423,000	425,732

Medical-HMO - 0.1%

Anthem, Inc. Senior Notes 4.38% due 12/01/2047	271,000	278,604
UnitedHealth Group, Inc. Senior Bonds 1.95% due 10/15/2020	322,000	319,429
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021	302,000	300,111
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	219,000	226,148

		1,124,292

Medical-Hospitals - 0.9%

CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	1,135,000	1,061,225
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	1,639,000	1,740,413
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	1,510,000	1,540,200
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024*	1,862,000	1,834,070
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023#	1,085,000	1,014,453

		7,190,361

Metal Processors & Fabrication - 0.4%

Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. Senior Sec. Notes 7.38% due 12/15/2023*	1,799,000	1,933,925
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	1,218,000	1,281,945

		3,215,870

Metal-Diversified - 0.1%

Glencore Funding LLC Company Guar. Notes 3.88% due 10/27/2027*#	192,000	188,389
Glencore Funding LLC Company Guar. Notes 4.00% due 03/27/2027*	257,000	254,919

		443,308

Multimedia - 0.1%

Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	231,000	237,611
Viacom, Inc. Senior Notes 5.25% due 04/01/2044	122,000	115,498
Walt Disney Co. Senior Notes 1.65% due 01/08/2019	153,000	152,320

		505,429

Networking Products - 0.1%

Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	743,000	741,076

Oil Companies-Exploration & Production - 2.1%

Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	348,000	419,906
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023#	1,175,000	1,202,906
Concho Resources, Inc. Company Guar. Notes 4.38% due 01/15/2025	471,000	490,429
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	1,210,000	1,232,687
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	295,000	283,938
Devon Energy Corp. Senior Notes 5.00% due 06/15/2045	154,000	166,094
Devon Energy Corp. Senior Notes 5.60% due 07/15/2041	153,000	175,940
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.50% due 01/30/2026*	1,075,000	1,088,438
Hess Corp. Senior Notes 4.30% due 04/01/2027#	123,000	122,491
Hess Corp. Senior Notes 5.60% due 02/15/2041	429,000	446,850
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*#	2,339,000	2,344,847
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027#	320,000	328,224
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037#	436,000	525,850
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	1,588,000	1,691,220
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026#	905,000	918,466
RSP Permian, Inc. Company Guar. Notes 5.25% due 01/15/2025	1,190,000	1,213,800

Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023#	1,830,000	1,544,062
Southwestern Energy Co. Senior Notes 7.50% due 04/01/2026#	1,250,000	1,337,500
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020#	737,000	799,645

		16,333,293

Oil Companies-Integrated - 0.1%

Chevron Corp. Senior Notes 1.96% due 03/03/2020	249,000	248,465
Chevron Corp. Senior Bonds 1.99% due 03/03/2020	274,000	273,396
Chevron Corp. Senior Notes 2.50% due 03/03/2022	201,000	201,641

		723,502

Oil Field Machinery & Equipment - 0.2%

Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	1,399,000	1,392,005

Oil Refining & Marketing - 0.4%

Murphy Oil USA, Inc. Company Guar. Notes 5.63% due 05/01/2027	344,000	360,770
PBF Holding Co LLC/PBF Finance Corp. Company Guar. Notes 7.25% due 06/15/2025*	2,434,000	2,561,785

		2,922,555

Oil-Field Services - 0.0%

Halliburton Co. Senior Notes 4.85% due 11/15/2035	119,000	130,144

Paper & Related Products - 0.3%

Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	530,000	595,796
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	467,000	479,070
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	949,000	989,602
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	271,000	293,191
International Paper Co. Senior Notes 4.40% due 08/15/2047	81,000	82,853
International Paper Co. Senior Notes 5.00% due 09/15/2035	170,000	189,358

		2,629,870

Pipelines - 3.0%

Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 3.50% due 12/01/2022	165,000	165,009
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.20% due 12/01/2047	147,000	147,572
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024	1,279,000	1,320,568
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024	2,655,000	3,013,425
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025*	1,425,000	1,462,406
Duke Energy Field Services LLC Company Guar. Notes 6.45% due 11/03/2036*	1,195,000	1,278,650
Enbridge Energy Partners LP Senior Notes 7.38% due 10/15/2045	230,000	300,321
Energy Transfer Equity LP Senior Sec. Notes 4.25% due 03/15/2023#	1,320,000	1,329,900
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	141,000	137,537
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/2041	35,000	37,045
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	634,000	721,461
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	290,000	302,820
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	351,000	339,114
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	1,213,000	1,203,903
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	678,000	688,170

Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	1,407,000	1,466,798
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	305,000	324,952
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	359,000	367,975
ONEOK, Inc. Company Guar. Notes 4.00% due 07/13/2027	367,000	367,459
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	144,000	148,587
SemGroup Corp. Company Guar. Notes 7.25% due 03/15/2026*	1,428,000	1,460,130
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	1,529,000	1,517,532
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	1,678,000	1,690,585
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.40% due 10/01/2047	142,000	141,723
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 09/15/2024*	1,685,000	1,748,187
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	309,000	320,746
Williams Partners LP Senior Notes 3.75% due 06/15/2027	257,000	255,035
Williams Partners LP Senior Notes 5.10% due 09/15/2045	553,000	587,205

		22,844,815

Platinum - 0.2%

Stillwater Mining Co. Company Guar. Notes 7.13% due 06/27/2025*#	1,125,000	1,168,313

Poultry - 0.2%

Pilgrim’s Pride Corp. Senior Notes 5.88% due 09/30/2027*	1,290,000	1,346,438

Precious Metals - 0.2%

Coeur Mining, Inc. Company Guar. Notes 5.88% due 06/01/2024	1,535,000	1,523,488

Publishing-Books - 0.2%

McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*#	1,270,000	1,266,825

Racetracks - 0.2%

GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	1,090,000	1,176,513

Radio - 0.2%

Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	1,605,000	1,679,231

Real Estate Investment Trusts - 1.7%

Brandywine Operating Partnership LP Company Guar. Notes 3.95% due 11/15/2027	185,000	183,067
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	1,826,000	1,867,085
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	1,280,000	1,302,400
GEO Group, Inc. Company Guar. Notes 6.00% due 04/15/2026	1,205,000	1,250,187
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	162,000	160,355
Goodman US Finance Three LLC Company Guar. Notes 4.50% due 10/15/2037*	161,000	164,448
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	1,290,000	1,319,025
iStar, Inc. Senior Notes 5.25% due 09/15/2022	1,385,000	1,400,581
iStar, Inc. Senior Notes 6.00% due 04/01/2022	606,000	627,968
Kimco Realty Corp. Senior Notes 3.80% due 04/01/2027	142,000	143,005
Life Storage LP Company Guar. Notes 3.88% due 12/15/2027	132,000	130,663
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	1,552,000	1,617,960

Simon Property Group LP Senior Notes 3.38% due 12/01/2027	265,000	262,917
SL Green Operating Partnership LP Company Guar. Notes 3.25% due 10/15/2022	306,000	305,507
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025*	2,200,000	2,194,500

		12,929,668

Real Estate Management/Services - 0.5%

Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	1,881,000	1,942,132
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*	1,595,000	1,606,963

		3,549,095

Real Estate Operations & Development - 0.2%

Greystar Real Estate Partners LLC Senior Sec. Notes 5.75% due 12/01/2025*	1,310,000	1,349,300

Rental Auto/Equipment - 0.5%

Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	1,148,000	1,086,295
Herc Rentals, Inc. Sec. Notes 7.75% due 06/01/2024*#	1,062,000	1,162,996
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	1,295,000	1,309,569

		3,558,860

Resort/Theme Parks - 0.1%

Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	628,000	638,990

Retail-Appliances - 0.2%

Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022#	1,552,000	1,548,120

Retail-Auto Parts - 0.0%

O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	276,000	276,441

Retail-Automobile - 0.2%

Asbury Automotive Group, Inc. Company Guar. Notes 6.00% due 12/15/2024	744,000	775,620
AutoNation, Inc. Company Guar. Notes 3.80% due 11/15/2027	419,000	414,379

		1,189,999

Retail-Discount - 0.2%

Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	468,000	466,068
Wal-Mart Stores, Inc. Senior Bonds 1.90% due 12/15/2020	785,000	779,848

		1,245,916

Retail-Drug Store - 0.1%

CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	208,495	222,568
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	132,783	148,422
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	284,159	320,661

		691,651

Retail-Office Supplies - 0.3%

Arch Merger Sub, Inc. Company Guar. Notes 8.50% due 09/15/2025*	2,480,000	2,232,000

Retail-Pawn Shops - 0.1%

FirstCash, Inc. Company Guar. Notes 5.38% due 06/01/2024*	988,000	1,027,520

Retail-Restaurants - 0.5%

Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	2,045,000	2,050,112
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	1,450,000	1,508,000

		3,558,112

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(4)(5)(6)(7)	25,000	0

Satellite Telecom - 0.2%

Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	1,795,000	1,878,019

Savings & Loans/Thrifts - 0.3%

Astoria Financial Corp. Senior Notes 3.50% due 06/08/2020	624,000	627,562
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	793,000	868,442
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	1,028,000	1,188,225

		2,684,229

Semiconductor Components-Integrated Circuits - 0.0%

QUALCOMM, Inc. Senior Notes 2.10% due 05/20/2020		348,000	345,262

Semiconductor Equipment - 0.1%

Entegris, Inc. Company Guar. Notes 4.63% due 02/10/2026*		920,000	937,250

Telecom Services - 0.2%

Embarq Corp. Senior Notes 8.00% due 06/01/2036		1,430,000	1,358,500

Telecommunication Equipment - 0.1%

Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*		741,000	771,566

Telephone-Integrated - 1.2%

AT&T, Inc. Senior Notes 2.85% due 02/14/2023		474,000	469,778
AT&T, Inc. Senior Notes 3.15% due 09/04/2036	EUR	500,000	614,391
AT&T, Inc. Senior Notes 4.35% due 06/15/2045		424,000	383,387
AT&T, Inc. Senior Notes 4.50% due 05/15/2035		533,000	519,731
AT&T, Inc. Senior Notes 4.75% due 05/15/2046		139,000	131,943
AT&T, Inc. Senior Notes 4.90% due 08/14/2037		1,441,000	1,436,360
AT&T, Inc. Senior Notes 5.30% due 08/14/2058		410,000	404,034
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022		1,285,000	1,228,781
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028		1,150,000	1,180,188
Verizon Communications, Inc. Senior Bonds 1.88% due 10/26/2029	EUR	450,000	536,478
Verizon Communications, Inc. Senior Bonds 2.88% due 01/15/2038	EUR	400,000	488,376
Verizon Communications, Inc. Senior Notes 3.38% due 02/15/2025*		258,000	257,771
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034		190,000	191,032
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055		675,000	639,331
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037		597,000	649,511

			9,131,092

Television - 0.2%

Belo Corp. Company Guar. Notes 7.75% due 06/01/2027		1,320,000	1,491,600

Transport-Equipment & Leasing - 0.1%

GATX Corp. Senior Notes 3.25% due 09/15/2026		284,000	275,151
GATX Corp. Senior Notes 3.50% due 03/15/2028		206,000	202,945
GATX Corp. Senior Notes 3.85% due 03/30/2027		245,000	250,900

			728,996

Transport-Rail - 0.0%

Union Pacific Corp. Senior Notes 3.60% due 09/15/2037		309,000	312,644

Transport-Services - 0.1%

United Parcel Service, Inc. Senior Notes 1.50% due 11/15/2032	EUR	660,000	779,953

Travel Services - 0.2%

Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*		1,400,000	1,456,000

Trucking/Leasing - 0.0%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 03/14/2023*		151,000	148,405

Wireless Equipment - 0.1%

ViaSat, Inc. Senior Notes 5.63% due 09/15/2025*		884,000	893,945

Total U.S. Corporate Bonds & Notes
(cost $289,665,836)			295,482,099

FOREIGN CORPORATE BONDS & NOTES - 21.5%
Aerospace/Defense-Equipment - 0.0%

Airbus Finance BV Company Guar. Notes 2.70% due 04/17/2023*		329,000	329,712

Agricultural Chemicals - 0.2%

Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*		1,540,000	1,636,250

Airport Development/Maintenance - 0.1%

Heathrow Funding, Ltd. Senior Sec. Notes 1.88% due 05/23/2022	EUR	620,000	788,910
Mexico City Airport Trust Senior Sec. Notes 5.50% due 07/31/2047*		214,000	214,319

			1,003,229

Appliances - 0.1%

Arcelik AS Senior Notes 5.00% due 04/03/2023		605,000	609,116

Auto-Cars/Light Trucks - 0.2%

Hyundai Capital Services, Inc. Senior Notes 3.00% due 08/29/2022*		386,000	380,588
RCI Banque SA Senior Notes 2.25% due 03/29/2021	EUR	700,000	887,206
Volkswagen International Finance NV Company Guar. Notes 1.88% due 03/30/2027	EUR	400,000	496,555

			1,764,349

Auto/Truck Parts & Equipment-Original - 0.3%

Delphi Jersey Holdings PLC Senior Notes 5.00% due 10/01/2025*		1,310,000	1,330,475
Tenedora Nemak SA de CV Senior Notes 5.50% due 02/28/2023		1,200,000	1,233,000

			2,563,475

Banks-Commercial - 2.9%

ABN AMRO Bank NV Sub. Notes 7.13% due 07/06/2022	EUR	675,000	1,033,979
Akbank Turk AS Senior Notes 5.13% due 03/31/2025		870,000	840,811
Banco de Credito del Peru Senior Notes 5.38% due 09/16/2020		450,000	485,437
Banco Macro SA Sub. Notes 6.75% due 11/04/2026*		155,000	160,231
Bangkok Bank PCL Senior Notes 3.88% due 09/27/2022		350,000	364,848
Bank of China, Ltd. Sub. Notes 5.00% due 11/13/2024		3,650,000	3,899,379
Barclays Bank PLC Sub. Notes 6.63% due 03/30/2022	EUR	400,000	588,932
BPCE SA Senior Notes 2.88% due 01/16/2024	EUR	400,000	544,513
BPCE SA Sub. Notes 2.88% due 04/22/2026	EUR	400,000	529,137
BPCE SA Sub. Notes 4.50% due 03/15/2025*		540,000	562,613
Canadian Imperial Bank of Commerce Senior Notes 2.10% due 10/05/2020		765,000	759,751
Credit Suisse AG Senior Notes 3.00% due 10/29/2021		675,000	685,592
Credit Suisse AG Sub. Notes 5.75% due 09/18/2025	EUR	800,000	1,080,785
Danske Bank A/S Sub. Notes 3.88% due 10/04/2023	EUR	625,000	766,769
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*		398,000	397,292
HBOS PLC Sub. Notes 5.37% due 06/30/2021	EUR	1,200,000	1,672,546
HSBC Bank PLC Sub. Notes 5.00% due 03/20/2023	GBP	800,000	1,093,824
ICICI Bank, Ltd. Senior Notes 5.75% due 11/16/2020		350,000	377,547
ING Groep NV Senior Notes 0.75% due 03/09/2022	EUR	600,000	725,853
Intesa Sanpaolo SpA Senior Notes 1.13% due 01/14/2020	EUR	1,000,000	1,217,720
Intesa Sanpaolo SpA Sub. Notes 5.71% due 01/15/2026*		507,000	537,117
PKO Bank Polski SA Via PKO Finance AB Senior Notes 4.63% due 09/26/2022		235,000	251,305
Santander Issuances SAU Company Guar. Notes 3.25% due 04/04/2026	EUR	400,000	525,996
Santander UK PLC Senior Notes 2.13% due 11/03/2020		215,000	213,286

Shinhan Bank Sub. Bonds 3.88% due 03/24/2026*		200,000	201,563
Standard Chartered PLC Sub. Notes 3.13% due 11/19/2024	EUR	500,000	656,968
Swedbank AB Sub. Notes 1.00% due 11/22/2027	EUR	600,000	714,462
Toronto-Dominion Bank Senior Notes 1.85% due 09/11/2020		501,000	495,427
Turkiye Is Bankasi Senior Notes 5.38% due 10/06/2021		350,000	349,363
Turkiye Is Bankasi AS Senior Notes 5.38% due 10/06/2021*		200,000	199,636

			21,932,682

Banks-Special Purpose - 0.5%

Corp Financiera de Desarrollo SA Senior Notes 4.75% due 07/15/2025		550,000	590,563
Development Bank of Kazakhstan Senior Notes 4.13% due 12/10/2022		425,000	436,688
Export-Import Bank of India Senior Notes 2.75% due 08/12/2020		2,250,000	2,253,928
Nederlandse Waterschapsbank NV Senior Notes 1.13% due 01/28/2019	EUR	400,000	484,974

			3,766,153

Beverages-Non-alcoholic - 0.0%

Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018		276,000	276,751

Building Products-Air & Heating - 0.1%

Johnson Controls International PLC Senior Notes 1.00% due 09/15/2023	EUR	650,000	784,981

Building Societies - 0.1%

Nationwide Building Society Sub. Notes 2.00% due 07/25/2029	EUR	400,000	483,313
Nationwide Building Society Sub. Notes 4.13% due 10/18/2032*		279,000	278,721

			762,034

Building-Residential/Commercial - 0.2%

Mattamy Group Corp. Senior Notes 6.50% due 10/01/2025*		1,431,000	1,498,973

Cable/Satellite TV - 1.5%

Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*#		2,490,000	2,602,050
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*#		1,975,000	1,802,188
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*		3,717,000	3,744,431
Sky PLC Company Guar. Notes 1.88% due 11/24/2023	EUR	600,000	757,006
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*		673,000	683,095
Ziggo Secured Finance BV Senior Sec. Notes 5.50% due 01/15/2027*		1,625,000	1,639,706

			11,228,476

Cellular Telecom - 0.3%

C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*		1,354,000	1,421,700
Empresa Nacional de Telecomunicaciones SA Senior Notes 4.88% due 10/30/2024		350,000	365,797
GTH Finance BV Company Guar. Notes 7.25% due 04/26/2023		325,000	368,926
GTH Finance BV Company Guar. Notes 7.25% due 04/26/2023*		225,000	255,410
VimpelCom Holdings BV Company Guar. Notes 5.95% due 02/13/2023		200,000	217,102

			2,628,935

Chemicals-Diversified - 0.5%

Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*		290,000	288,623
Israel Chemicals, Ltd. Senior Notes 4.50% due 12/02/2024*		310,000	316,587
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*		1,555,000	1,566,662
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.38% due 09/01/2025*		1,255,000	1,309,756

			3,481,628

Computers-Memory Devices - 0.3%

Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025#		2,050,000	1,996,678

Cruise Lines - 0.2%

Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*		1,650,000	1,777,875

Diversified Banking Institutions - 2.1%

Barclays PLC Sub. Notes 4.84% due 05/09/2028		492,000	511,202
BNP Paribas SA Senior Bonds 1.50% due 11/17/2025	EUR	400,000	494,485
BNP Paribas SA Senior Notes 3.80% due 01/10/2024*		671,000	693,782
Credit Agricole SA Senior Notes 1.88% due 12/20/2026	EUR	600,000	756,306
Credit Agricole SA Senior Notes 3.25% due 10/04/2024*		267,000	265,383
Credit Agricole SA Senior Notes 4.13% due 01/10/2027*		485,000	502,655
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*		497,000	515,613
HSBC Holdings PLC Senior Notes 2.50% due 03/15/2027	EUR	600,000	800,078
HSBC Holdings PLC Sub. Notes 3.00% due 06/30/2025	EUR	600,000	796,929
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023		361,000	366,443
HSBC Holdings PLC Senior Notes 4.04% due 03/13/2028		201,000	208,853
Lloyds Banking Group PLC Senior Notes 2.91% due 11/07/2023		345,000	342,394
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025		652,000	684,830
Macquarie Group, Ltd. Senior Notes 3.76% due 11/28/2028*		151,000	150,503
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.67% due 07/25/2022		374,000	370,910
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.95% due 03/01/2021		386,000	390,162
Mizuho Financial Group, Inc. Senior Notes 2.27% due 09/13/2021#		982,000	963,687
Royal Bank of Scotland Group PLC Senior Notes 2.00% due 03/08/2023	EUR	1,125,000	1,407,245
Royal Bank of Scotland Group PLC Senior Notes 2.50% due 03/22/2023	EUR	600,000	771,224
Royal Bank of Scotland Group PLC Senior Notes 3.50% due 05/15/2023		200,000	200,429
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023		201,000	204,406
UBS AG Senior Notes 2.20% due 06/08/2020*		230,000	228,919
UBS AG Senior Notes 2.45% due 12/01/2020*		315,000	314,613
UBS AG Sub. Notes 4.75% due 02/12/2026	EUR	700,000	933,572
UBS Group Funding Switzerland AG Company Guar. Bonds 1.25% due 09/01/2026	EUR	700,000	844,371
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*		276,000	280,722
UBS Group Funding Switzerland AG Company Guar. Notes 4.25% due 03/23/2028*		311,000	326,743
UniCredit SpA Senior Notes 2.00% due 03/04/2023	EUR	800,000	1,016,168
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*#		483,000	515,429

			15,858,056

Diversified Financial Services - 0.1%

GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035		715,000	762,654

Diversified Manufacturing Operations - 0.1%

Siemens Financieringsmaatschappij NV Company Guar. Notes 2.20% due 03/16/2020*		568,000	568,636

Diversified Minerals - 0.3%

Anglo American Capital PLC Company Guar. Notes 4.00% due 09/11/2027*		235,000	230,885
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.75% due 05/15/2022*		1,795,000	1,824,151

			2,055,036

Diversified Operations - 0.1%

Grupo KUO SAB De CV Senior Notes 5.75% due 07/07/2027*		735,000	753,375

E-Commerce/Products - 0.1%

Alibaba Group Holding, Ltd. Senior Notes 3.60% due 11/28/2024		500,000	513,802
Alibaba Group Holding, Ltd. Senior Notes 4.00% due 12/06/2037		201,000	204,127

			717,929

Electric-Distribution - 0.4%

State Grid Overseas Investment, Ltd. Company Guar. Notes 3.13% due 05/22/2023*		3,000,000	3,007,325
State Grid Overseas Investment, Ltd. Company Guar. Notes 4.13% due 05/07/2024*		300,000	317,172

			3,324,497

Electric-Generation - 0.1%

Electricite de France SA Senior Notes 2.35% due 10/13/2020*		419,000	419,221
Electricite de France SA Senior Notes 6.00% due 01/22/2114*		41,000	45,566
Genneia SA Senior Notes 8.75% due 01/20/2022*		325,000	356,275

			821,062

Electric-Integrated - 0.6%

EDP Finance BV Senior Notes 2.00% due 04/22/2025	EUR	800,000	1,010,627
EDP Finance BV Senior Notes 3.63% due 07/15/2024*#		607,000	610,363
Enel Finance International NV Company Guar. Notes 1.97% due 01/27/2025	EUR	700,000	898,745
Enel Finance International NV Company Guar. Notes 3.50% due 04/06/2028*		200,000	194,962
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*		825,000	811,317
Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*		404,000	419,461
Pampa Energia SA Senior Notes 7.50% due 01/24/2027*		810,000	880,875

			4,826,350

Electronic Connectors - 0.0%

Tyco Electronics Group SA Company Guar. Notes 3.13% due 08/15/2027		158,000	155,493

Finance-Consumer Loans - 0.2%

Goeasy, Ltd. Company Guar. Notes 7.88% due 11/01/2022*		1,325,000	1,379,656

Food-Meat Products - 0.0%

Minerva Luxembourg SA Company Guar. Notes 6.50% due 09/20/2026*		200,000	207,294

Food-Misc./Diversified - 0.1%

BRF GmbH Company Guar. Notes 4.35% due 09/29/2026		400,000	389,000
BRF GmbH Company Guar. Notes 4.35% due 09/29/2026*		200,000	194,500

			583,500

Gambling (Non-Hotel) - 0.2%

International Game Technology PLC Senior Sec. Notes 6.50% due 02/15/2025*		1,150,000	1,295,188

Gas-Distribution - 0.1%

China Resources Gas Group, Ltd. Senior Notes 4.50% due 04/05/2022		780,000	821,846

Gas-Transportation - 0.0%

Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028		320,000	330,400

Gold Mining - 0.1%

Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044		174,000	198,890
Kinross Gold Corp. Company Guar. Notes 4.50% due 07/15/2027*		450,000	453,375

			652,265

Insurance-Life/Health - 0.0%

Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032		245,000	245,984

Insurance-Multi-line - 0.1%

Willow No 2 Ireland PLC for Zurich Insurance Co., Ltd. Senior Sec. Notes 3.38% due 06/27/2022	EUR	400,000	542,103

Insurance-Property/Casualty - 0.0%

Enstar Group, Ltd. Senior Notes 4.50% due 03/10/2022		166,000	170,853

Investment Companies - 0.2%

Huarong Finance II Co., Ltd. Company Guar. Notes 3.25% due 06/03/2021		350,000	349,219
Huarong Finance II Co., Ltd. Company Guar. Notes 5.00% due 11/19/2025		790,000	833,096

			1,182,315

Investment Management/Advisor Services - 0.1%

China Cinda Finance 2015 I, Ltd. Company Guar. Notes 4.25% due 04/23/2025*		600,000	617,860

Machinery-Farming - 0.1%

CNH Industrial NV Senior Notes 3.85% due 11/15/2027		381,000	378,918

Medical-Drugs - 0.7%

Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*		575,000	447,063
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023		304,000	297,461
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*		3,340,000	2,921,832
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*		1,234,000	1,321,922

			4,988,278

Medical-Generic Drugs - 0.1%

Allergan Funding SCS Company Guar. Notes 2.13% due 06/01/2029	EUR	500,000	601,157

Metal-Copper - 0.5%

First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*		2,355,000	2,490,412
HudBay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*		992,000	1,094,920

			3,585,332

Metal-Diversified - 0.2%

Glencore Canada Financial Corp. Company Guar. Notes 7.38% due 05/27/2020	GBP	200,000	308,459
Glencore Finance Europe, Ltd. Company Guar. Notes 1.75% due 03/17/2025	EUR	700,000	846,672
Vedanta Resources PLC Senior Notes 6.38% due 07/30/2022#*		330,000	345,675

			1,500,806

Metal-Iron - 0.1%

NLMK Group Senior Notes 4.50% due 06/15/2023		350,000	366,100
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026#		260,000	301,571
Vale SA Senior Notes 3.75% due 01/10/2023	EUR	300,000	400,575

			1,068,246

Non-Ferrous Metals - 0.2%

Codelco, Inc. Senior Notes 3.63% due 08/01/2027		1,150,000	1,147,068

Oil & Gas Drilling - 0.1%

Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*(6)(17)		1,472,000	529,920

Oil Companies-Exploration & Production - 1.0%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031		389,000	496,954
CNOOC Curtis Funding No. 1 Pty, Ltd. Company Guar. Notes 4.50% due 10/03/2023		1,100,000	1,178,074
Empresa Nacional del Petroleo Senior Notes 3.75% due 08/05/2026*		1,000,000	997,700
Empresa Nacional del Petroleo Senior Notes 4.50% due 09/14/2047		1,500,000	1,423,500
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		1,985,000	1,818,756
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*#		1,064,000	1,042,720
Tengizchevroil Finance Co. International, Ltd. Senior Sec. Notes 4.00% due 08/15/2026*		500,000	495,837

			7,453,541

Oil Companies-Integrated - 2.5%

BP Capital Markets PLC Company Guar. Notes 2.97% due 02/27/2026	EUR	500,000	689,145
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022		515,000	528,614
Ecopetrol SA Senior Notes 4.13% due 01/16/2025		300,000	304,020
Lukoil International Finance BV Company Guar. Notes 4.75% due 11/02/2026*#		330,000	346,939
Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*		600,000	639,507
Petrobras Global Finance BV Company Guar. Notes 6.75% due 01/27/2041		620,000	622,325
Petrobras Global Finance BV Company Guar. Notes 7.38% due 01/17/2027		330,000	363,660
Petrobras Global Finance BV Company Guar. Notes 8.75% due 05/23/2026#		320,000	382,000
Petroleos del Peru SA Senior Notes 5.63% due 06/19/2047		2,800,000	2,975,000
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		7,006,000	7,408,144
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047*		527,000	557,250
Petroleos Mexicanos Company Guar. Notes 8.00% due 05/03/2019		1,300,000	1,400,100
Petronas Capital, Ltd. Company Guar. Notes 5.25% due 08/12/2019		2,000,000	2,093,272
Sasol Financing International PLC Company Guar. Notes 4.50% due 11/14/2022		300,000	303,387
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020		320,000	319,730
Suncor Energy, Inc. Senior Notes 4.00% due 11/15/2047		200,000	200,299

			19,133,392

Oil Refining & Marketing - 0.3%

Cosan Luxembourg SA Company Guar. Notes 7.00% due 01/20/2027*		1,110,000	1,198,800
Reliance Industries, Ltd. Senior Notes 4.13% due 01/28/2025*		500,000	520,101
Thai Oil PCL Senior Notes 3.63% due 01/23/2023*		200,000	204,606
Ultrapar International SA Company Guar. Notes 5.25% due 10/06/2026*		200,000	204,060

			2,127,567

Oil-Field Services - 0.6%

KCA Deutag UK Finance PLC Senior Sec. Notes 9.88% due 04/01/2022*		1,793,000	1,887,132
Trinidad Drilling, Ltd. Company Guar. Notes 6.63% due 02/15/2025*		1,650,000	1,575,750
Weatherford International, Ltd. Company Guar. Notes 9.88% due 02/15/2024#		900,000	943,875

			4,406,757

Paper & Related Products - 0.3%

Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*		250,000	257,813
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*		1,703,000	1,788,150
Fibria Overseas Finance, Ltd. Company Guar. Notes 5.25% due 05/12/2024		250,000	268,412
Klabin Finance SA Company Guar. Notes 5.25% due 07/16/2024*		200,000	208,500

			2,522,875

Petrochemicals - 0.0%

Alpek SAB de CV Company Guar. Notes 5.38% due 08/08/2023*		350,000	370,895

Printing-Commercial - 0.4%

Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*		3,100,000	3,193,000

Real Estate Investment Trusts - 0.1%

Goodman Australia Finance Pty, Ltd. Company Guar. Notes 1.38% due 09/27/2025*	EUR	700,000	835,127
Trust F/1401 Senior Notes 5.25% due 01/30/2026*		200,000	212,000

			1,047,127

Retail-Major Department Stores - 0.1%

El Puerto de Liverpool SAB de CV Company Guar. Notes 3.88% due 10/06/2026#*		200,000	197,140

SACI Falabella Senior Notes 3.75% due 10/30/2027*		203,000	198,633

			395,773

Satellite Telecom - 0.6%

Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023		1,795,000	1,469,656
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023		1,605,000	906,825
Telesat Canada/Telesat LLC Company Guar. Notes 8.88% due 11/15/2024*		1,721,000	1,923,218

			4,299,699

Semiconductor Equipment - 0.1%

Sensata Technologies BV Company Guar. Notes 4.88% due 10/15/2023*		929,000	970,108

Special Purpose Entity - 0.0%

Hellas Telecommunications Luxembourg II SCA Sub. Notes 8.46% due 01/15/2015*†(4)(5)(6)(7)		560,000	0

Steel-Producers - 0.3%

ArcelorMittal Senior Notes 6.13% due 06/01/2025#		1,665,000	1,914,750
Evraz Group SA Senior Notes 5.38% due 03/20/2023*		350,000	364,525

			2,279,275

Telephone-Integrated - 0.2%

Deutsche Telekom International Finance BV Company Guar. Notes 2.49% due 09/19/2023*		196,000	189,787
Oi SA Senior Notes 9.75% due 09/15/2016*† (5)(6)(7)	BRL	530,000	48,573
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		440,000	567,776
Telefonica Emisiones SAU Company Guar. Notes 4.10% due 03/08/2027		301,000	308,135
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047		457,000	499,815

			1,614,086

Transport-Marine - 0.1%

PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025#*		475,000	486,281

Transport-Rail - 0.3%

Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115		215,000	277,879
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.95% due 07/10/2042		2,000,000	2,273,000

			2,550,879

Transport-Services - 0.1%

Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022		700,000	679,889

Total Foreign Corporate Bonds & Notes
(cost $160,493,933)			163,244,518

FOREIGN GOVERNMENT OBLIGATIONS - 17.8%
Banks-Export/Import - 0.3%

Export Credit Bank of Turkey Senior Notes 4.25% due 09/18/2022*		2,300,000	2,208,000

Banks-Special Purpose - 0.3%

Corp Financiera de Desarrollo SA Senior Notes 4.75% due 02/08/2022		1,100,000	1,170,125
Hungarian Development Bank Government Guar. Notes 6.25% due 10/21/2020		900,000	988,839

			2,158,964

Central Bank - 0.4%

Central Bank of Tunisia Senior Notes 5.75% due 01/30/2025		3,500,000	3,469,361

Sovereign - 16.8%

Dominican Republic Senior Bonds 5.88% due 04/18/2024		495,000	532,872
Dominican Republic Senior Bonds 5.95% due 01/25/2027*		1,700,000	1,844,500
Dominican Republic Senior Bonds 6.85% due 01/27/2045		2,300,000	2,581,750
Dominican Republic Senior Bonds 6.88% due 01/29/2026*		400,000	456,924
Dominican Republic Senior Bonds 7.45% due 04/30/2044		1,500,000	1,788,750
Dominican Republic Senior Bonds 8.63% due 04/20/2027		600,000	741,000
Federal Republic of Germany Bonds 0.50% due 08/15/2027	EUR	150,000	180,733
Federal Republic of Germany Bonds 2.50% due 08/15/2046	EUR	600,000	952,142

Federative Republic of Brazil Senior Notes 5.00% due 01/27/2045		1,700,000	1,585,250
Government of Egypt Senior Notes 8.50% due 01/31/2047		250,000	285,835
Government of Jamaica Senior Notes 8.00% due 03/15/2039		2,000,000	2,460,420
Government of Romania Senior Notes 6.13% due 01/22/2044		1,580,000	2,023,158
Government of Ukraine Senior Notes 7.38% due 09/25/2032*		2,150,000	2,118,395
Kingdom of Jordan Senior Notes 5.75% due 01/31/2027		900,000	891,000
Kingdom of Jordan Senior Notes 5.75% due 01/31/2027*		900,000	891,000
Kingdom of Jordan Senior Notes 7.38% due 10/10/2047*		1,190,000	1,225,676
Kingdom of Spain Bonds 0.40% due 04/30/2022	EUR	1,000,000	1,200,605
Kingdom of Spain Senior Notes 1.45% due 10/31/2027*	EUR	500,000	594,838
Kingdom of Spain Senior Notes 4.20% due 01/31/2037*	EUR	350,000	542,288
Oriental Republic of Uruguay Senior Notes 4.38% due 10/27/2027		800,000	864,000
Perusahaan Penerbit SBSN Indonesia III Senior Notes 4.15% due 03/29/2027		1,350,000	1,388,813
Republic of Angola Senior Notes 9.50% due 11/12/2025		2,900,000	3,266,270
Republic of Argentina Senior Notes 5.25% due 12/31/2038		2,200,000	1,612,930
Republic of Argentina Senior Notes 7.63% due 04/22/2046		1,050,000	1,177,050
Republic of Argentina Senior Notes 8.28% due 12/31/2033		1,261,834	1,471,930
Republic of Belarus Senior Bonds 7.63% due 06/29/2027*		1,000,000	1,092,340
Republic of Belarus Senior Notes 7.63% due 06/29/2027		1,800,000	1,966,212
Republic of Colombia Senior Notes 4.38% due 07/12/2021		500,000	527,250
Republic of Colombia Senior Bonds 7.38% due 09/18/2037		800,000	1,068,800
Republic of Colombia Senior Notes 8.13% due 05/21/2024		900,000	1,145,250
Republic of Columbia Senior Notes 4.50% due 01/28/2026		3,200,000	3,420,800
Republic of Costa Rica Senior Bonds 7.16% due 03/12/2045		700,000	742,875
Republic of Croatia Senior Notes 6.38% due 03/24/2021		6,150,000	6,772,626
Republic of Ecuador Senior Notes 9.65% due 12/13/2026*		1,700,000	1,908,250
Republic of Guatemala Senior Notes 4.38% due 06/05/2027*		980,000	977,550
Republic of Guatemala Senior Notes 4.88% due 02/13/2028		1,500,000	1,544,445
Republic of Guatemala Senior Notes 5.75% due 06/06/2022		500,000	540,590
Republic of Honduras Senior Notes 6.25% due 01/19/2027		3,200,000	3,402,784
Republic of Hungary Senior Notes 5.38% due 02/21/2023		1,200,000	1,340,400
Republic of Hungary Senior Notes 6.38% due 03/29/2021		5,900,000	6,587,350
Republic of Indonesia Senior Notes 3.70% due 01/08/2022		1,500,000	1,545,373
Republic of Indonesia Senior Notes 5.88% due 01/15/2024		600,000	681,257
Republic of Italy Bonds 1.20% due 04/01/2022	EUR	300,000	369,477
Republic of Italy Bonds 6.50% due 11/01/2027	EUR	1,125,000	1,923,351
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033*		3,300,000	3,308,580
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033		1,000,000	1,002,600

Republic of Lebanon Senior Notes 6.60% due 11/27/2026		2,050,000	1,925,053
Republic of Lebanon Senior Notes 8.25% due 04/12/2021		1,540,000	1,579,516
Republic of Lithuania Senior Notes 6.63% due 02/01/2022		800,000	931,600
Republic of Lithuania Senior Notes 7.38% due 02/11/2020		1,275,000	1,417,163
Republic of Namibia Senior Notes 5.25% due 10/29/2025		1,200,000	1,215,144
Republic of Nigeria Senior Notes 6.50% due 11/28/2027*		1,200,000	1,224,720
Republic of Nigeria Senior Notes 7.63% due 11/28/2047*		1,800,000	1,854,000
Republic of Panama Senior Notes 3.75% due 03/16/2025		500,000	523,125
Republic of Panama Senior Notes 5.20% due 01/30/2020		750,000	797,813
Republic of Paraguay Senior Notes 6.10% due 08/11/2044		1,400,000	1,610,000
Republic of Peru Senior Notes 4.13% due 08/25/2027#		377,000	412,815
Republic of Peru Senior Notes 5.63% due 11/18/2050		350,000	448,000
Republic of Peru Senior Notes 6.55% due 03/14/2037		560,000	754,438
Republic of Peru Senior Notes 8.75% due 11/21/2033		1,500,000	2,370,000
Republic of Poland Senior Notes 5.13% due 04/21/2021		1,000,000	1,089,000
Republic of South Africa Senior Notes 4.67% due 01/17/2024		850,000	862,927
Republic of South Africa Senior Notes 5.65% due 09/27/2047		1,500,000	1,456,470
Republic of South Africa Senior Notes 6.25% due 03/08/2041		3,500,000	3,726,814
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026		2,130,000	2,336,599
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026*		550,000	603,347
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025*		700,000	770,763
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025		1,200,000	1,321,308
Republic of the Philippines Senior Notes 4.00% due 01/15/2021		2,750,000	2,890,297
Republic of Turkey Senior Notes 5.75% due 05/11/2047		950,000	900,125
Republic of Turkey Senior Notes 6.63% due 02/17/2045		3,200,000	3,377,920
Republic of Turkey Senior Notes 7.25% due 03/05/2038		800,000	909,200
Republic of Turkey Senior Notes 8.00% due 02/14/2034		900,000	1,086,453
Republic of Venezuela Senior Notes 8.25% due 10/13/2024(17)		2,100,000	456,750
Republic of Venezuela Senior Notes 9.25% due 05/07/2028(17)		1,600,000	350,080
Republic of Zambia Senior Notes 8.97% due 07/30/2027		2,800,000	3,083,500
Russian Federation Senior Notes 4.75% due 05/27/2026		1,000,000	1,058,036
Russian Federation Senior Notes 4.88% due 09/16/2023		1,400,000	1,521,800
Russian Federation Senior Notes 5.00% due 04/29/2020		2,600,000	2,739,100
Russian Federation Senior Bonds 5.25% due 06/23/2047*		1,600,000	1,649,600
Russian Federation Senior Notes 5.88% due 09/16/2043		400,000	459,965
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	400,000	722,777
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	700,000	1,325,920

United Mexican States Senior Notes 4.35% due 01/15/2047	821,000	794,728
United Mexican States Senior Bonds 4.75% due 03/08/2044	171,000	173,736

		127,276,891

Total Foreign Government Obligations
(cost $134,860,549)		135,113,216

U.S. GOVERNMENT AGENCIES - 8.7%
Federal Home Loan Mtg. Corp. - 2.2%

2.50% due 01/01/2028	234,702	235,873
2.50% due 04/01/2028	530,639	533,117
2.50% due 03/01/2031	326,938	326,480
2.50% due 10/01/2032	196,355	196,079
3.00% due 04/01/2043	492,668	494,648
3.00% due 05/01/2046	1,269,539	1,268,449
3.00% due 08/01/2046	1,819,524	1,817,962
3.50% due 03/01/2042	328,637	338,595
3.50% due 04/01/2042	593,802	611,792
3.50% due 08/01/2042	558,868	576,620
3.50% due 09/01/2043	53,972	55,686
3.50% due 07/01/2045	5,672,450	5,836,744
4.00% due 01/01/2046	387,926	409,123
4.00% due 01/01/2047	90,048	95,155
4.50% due 02/01/2020	4,593	4,665
4.50% due 08/01/2020	3,359	3,411
4.50% due 03/01/2023	20,113	20,427
5.00% due 05/01/2034	65,624	71,484
5.00% due 11/01/2043	56,254	61,242
5.50% due 06/01/2022	21,973	23,017
5.50% due 07/01/2035	20,176	22,523
6.00% due 03/01/2040	57,421	64,786
6.50% due 02/01/2036	10,763	11,954
Federal Home Loan Mtg. Corp. FRS 2.91% (6 ML+1.53%) due 02/01/2037	25,557	26,443
3.62% (12 ML+1.89%) due 11/01/2037	191,271	201,852
Federal Home Loan Mtg. Corp. REMIC Series 3820, Class DA 4.00% due 11/15/2035(2)	2,272,162	2,316,178
Federal Home Loan Mtg. Corp. REMIC FRS
Series 3572, Class JS 5.55% (6.80%-1 ML) due 09/15/2039(2)(3)(12)	205,888	25,668
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2017-HQA1, Class M1 2.44% (1 ML+1.20%) due 08/25/2029(2)	282,939	285,685
Series 2015-DNA1, Class M2 3.09% (1 ML+1.85%) due 10/25/2027(2)	450,000	460,350
Series 2014-HQ2, Class M2 3.53% (1 ML+2.20%) due 09/25/2024(2)	97,772	100,962
Series 2015-HQA1, Class M2 3.89% (1 ML+2.65%) due 03/25/2028(2)	241,330	247,362
Series 2014-HQ3, Class M2 3.98% (1 ML+2.65%) due 10/25/2024(2)	89,050	89,237

		16,833,569

Federal National Mtg. Assoc. - 6.4%

2.50% due 12/01/2026	820,000	825,251
2.50% due 09/01/2027	1,315,719	1,321,754
3.00% due 10/01/2027	269,447	275,318
3.00% due 12/01/2027	251,110	256,428
3.00% due 10/01/2030	411,377	420,056
3.00% due 10/01/2032	530,917	541,277
3.00% due 12/01/2042	171,076	171,597
3.00% due December 30 TBA	10,966,000	10,938,219
3.50% due 09/01/2026	238,737	247,225
3.50% due 08/01/2027	63,766	65,914
3.50% due 10/01/2028	250,854	260,551
3.50% due December 15 TBA	1,039,000	1,073,498
3.50% due 08/01/2042	264,829	268,894
3.50% due 04/01/2045	2,303,691	2,370,451
3.50% due 10/01/2045	530,964	547,552
3.50% due 11/01/2045	477,720	490,209
3.50% due 07/01/2046	6,009,153	6,188,304
3.50% due December 30 TBA	750,000	769,014
4.00% due 11/01/2025	135,232	141,595
4.00% due 12/01/2040	38,830	40,755
4.00% due 01/01/2043	2,345,950	2,480,448
4.00% due 10/01/2043	610,159	645,707
4.00% due 10/01/2044	309,256	323,486
4.00% due 02/01/2045	3,610,200	3,816,444
4.00% due 06/01/2046	804,481	840,913
4.00% due 01/01/2047	30,123	31,495
4.00% due 05/01/2047	717,861	750,510
4.50% due 06/01/2019	5,604	5,700
4.50% due 03/01/2042	286,572	306,113
4.50% due 08/01/2045	4,876,684	5,310,535
4.50% due December 30 TBA	1,800,000	1,914,574
5.00% due 01/01/2023	43,050	44,888
5.00% due 04/01/2023	32,186	33,869
5.00% due 03/01/2037	7,271	7,856
5.00% due 05/01/2040	216,391	234,597
5.00% due 06/01/2040	73,903	80,155
5.00% due 07/01/2040	24,785	26,878
5.00% due 02/01/2045	680,738	748,940
5.50% due 08/01/2037	283,851	315,229
5.50% due 06/01/2038	34,973	38,799
6.00% due 02/01/2032	3,309	3,707
6.00% due 10/01/2034	129	145
6.00% due 09/01/2038	70,304	79,632

6.00% due 11/01/2038		20,534	23,202
6.00% due 06/01/2040		17,488	19,769
6.50% due 11/01/2037		56,912	65,469
Federal National Mtg. Assoc. FRS 3.01% (6 ML+1.54%) due 09/01/2035		148,530	154,150
3.13% (1 Yr USTYCR+2.19%) due 10/01/2035		167,781	176,647
3.18% (1 Yr USTYCR+2.26%) due 11/01/2036		78,190	82,646
3.29% (12 ML+1.57%) due 05/01/2037		41,050	42,929
3.39% (12 ML+1.66%) due 07/01/2039		133,284	140,179
3.43% (12 ML+1.77%) due 05/01/2040		183,984	192,811
3.57% (12 ML+1.82%) due 10/01/2040		43,922	46,003
3.58% (12 ML+1.83%) due 10/01/2040		95,276	99,985
3.66% (12 ML+1.91%) due 08/01/2035		110,047	116,982
Federal National Mtg. Assoc. REMIC Series 2017-94, Class DA 3.00% due 06/25/2045(2)		2,294,473	2,316,582

			48,731,836

Government National Mtg. Assoc. - 0.1%

3.00% due 03/20/2046		464,442	468,494

Total U.S. Government Agencies
(cost $67,036,753)			66,033,899

U.S. GOVERNMENT TREASURIES - 0.0%

United States Treasury Notes 2.25% due 11/15/2027#
(cost $223,188)		225,000	221,686

LOANS (14)(15)(16) - 0.5%
E-Commerce/Services - 0.3%

RentPath LLC FRS 2nd Lien 10.37% (1ML+9.00%) due 12/17/2022		2,178,597	2,156,811

Publishing-Books - 0.2%

Houghton Mifflin Harcourt Publishers, Inc. FRS BTL-B 4.37% (1ML+3.00%) due 05/29/2021		1,387,901	1,285,543

Total Loans
(cost $3,437,128)			3,442,354

COMMON STOCKS - 0.0%
Television - 0.0%

ION Media Networks, Inc.†(4)(5)
(cost $3)		316	257,690

PREFERRED SECURITIES - 0.1%
Electric-Distribution - 0.0%

Entergy Louisiana LLC 4.70%		8,875	222,141

Sovereign Agency - 0.0%

Federal Home Loan Mtg. Corp. Series Z 8.38%†		3,292	21,892

Telecom Services - 0.1%

Qwest Corp. 6.13%		10,575	242,485

Total Preferred Securities
(cost $537,078)			486,518

PREFERRED SECURITIES/CAPITAL SECURITIES - 2.6%
Banks-Commercial - 0.1%

ABN Amro Bank NV 5.75% due 09/22/2020(13)	EUR	400,000	520,734
Banco Bilbao Vizcaya Argentaria SA 6.13% due 11/16/2027#(13)		200,000	205,000
Bank of Nova Scotia 4.65% due 10/12/2022(13)		882,000	879,795
Rabobank Nederland 11.00% due 06/30/2019*(13)		311,000	349,875
Standard Chartered PLC 7.50% due 04/02/2022*(13)		223,000	241,119

			2,196,523

Banks-Super Regional - 0.1%

SunTrust Banks, Inc. 5.05% due 06/15/2022#(13)		575,000	585,810
Wells Fargo Capital X 5.95% due 12/01/2086		167,000	190,876

			776,686

Diversified Banking Institutions - 0.8%

Credit Agricole SA 6.50% due 06/23/2021(13)	EUR	600,000	810,560
Goldman Sachs Group, Inc. Series P 5.00% due 11/10/2022(13)		764,000	758,270
HSBC Holdings PLC 6.00% due 05/22/2027(13)		561,000	589,330
JPMorgan Chase & Co. Series CC 4.63% due 11/01/2022(13)		1,393,000	1,370,364
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(13)		608,000	673,524
Lloyds Banking Group PLC 6.38% due 06/27/2020(13)	EUR	600,000	784,672

Royal Bank of Scotland Group PLC 8.00% due 08/10/2025#(13)		245,000	278,707
Societe Generale SA 7.88% due 12/18/2023*#(13)		551,000	622,630

			5,888,057

Electric-Generation - 0.1%

Electricite de France SA 4.25% due 01/29/2020(13)	EUR	400,000	504,303

Electric-Integrated - 0.1%

Dominion Resources, Inc. 5.75% due 10/01/2054		280,000	302,400
Southern Co. Series B 5.50% due 03/15/2057		290,000	307,463

			609,863

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(4)(5)		101,000	10

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043		413,000	430,772

Food-Dairy Products - 0.2%

Land O’Lakes Capital Trust I 7.45% due 03/15/2028*		1,120,000	1,304,800

Gas-Distribution - 0.1%

Centrica PLC 3.00% due 04/10/2076	EUR	300,000	368,787

Insurance-Life/Health - 0.1%

Prudential Financial, Inc. 4.50% due 09/15/2047#		186,000	188,325
Prudential Financial, Inc. 5.63% due 06/15/2043		837,000	907,099

			1,095,424

Insurance-Multi-line - 0.1%

MetLife, Inc. 6.40% due 12/15/2036		457,000	523,210
Zurich Finance UK PLC 6.63% due 10/02/2022(13)	GBP	300,000	480,756

			1,003,966

Oil Companies-Integrated - 0.1%

TOTAL SA 3.88% due 05/18/2022(13)	EUR	625,000	826,665

Pipelines - 0.3%

Enbridge, Inc. 5.50% due 07/15/2077		546,000	544,635
Energy Transfer Partners LP 6.25% due 02/15/2023(13)		705,000	694,425
EnLink Midstream Partners LP 6.00% due 12/15/2022(13)		300,000	291,345
Enterprise Products Operating LLC 4.88% due 08/16/2077		252,000	251,370
Enterprise Products Operating LLC 5.25% due 08/16/2077		221,000	221,117
TransCanada Trust 5.30% due 03/15/2077		240,000	248,400
TransCanada Trust 5.63% due 05/20/2075		174,000	184,057

			2,435,349

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc. 5.75% due 12/15/2053#		550,000	566,500

Water - 0.1%

Suez 3.00% due 06/23/2020(13)	EUR	800,000	1,003,037

Total Preferred Securities/Capital Securities
(cost $18,202,067)			19,010,742

Total Long-Term Investment Securities
(cost $719,892,307)			728,346,293

SHORT-TERM INVESTMENT SECURITIES - 8.6%
Registered Investment Companies - 3.3%

State Street Navigator Securities Lending Government Money Market Portfolio 1.04%(8)(11)		25,178,260	25,178,260

Time Deposits - 5.3%

Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 12/01/2017		$40,263,000	40,263,000

Total Short-Term Investment Securities
(cost $65,441,260)			65,441,260

TOTAL INVESTMENTS
(cost $785,333,567)		104.6%	793,787,553
Liabilities in excess of other assets		(4.6)	(34,552,523)

NET ASSETS		100.0%	$759,235,030

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2017, the aggregate value of these securities was $227,354,785 representing 29.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 1).
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Interest Only
(4)	Securities classified as Level 3 (see Note 1).

(5)	Illiquid security. At November 30, 2017, the aggregate value of these securities was $358,252 representing 4.7% of net assets.
(6)	Company has filed for bankruptcy protection.
(7)	Security in default of interest and principal at maturity.
(8)	The rate shown is a 7-day yield as of November 30, 2017.
(9)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(10)	Denominated in United States Dollars unless otherwise indicated.
(11)	At November 30, 2017, the Fund had loaned securities with a total value of $38,734,274. This was secured by collateral of $25,178,260, which was received in cash and subsequently invested in short-term investments currently valued at $25,178,260 as reported in the Portfolio of Investments. Additional collateral of $14,347,437 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2017
United States Treasury Bills	0.00%	01/04/2018 to 03/29/2018	$172,062
United States Treasury Notes/Bonds	0.13% to 8.13%	01/15/2018 to 05/15/2046	14,175,375

(12)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at November 30, 2017.
(13)	Perpetual maturity - maturity date reflects the next call date.
(14)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(15)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(16)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(17)	Security in default of interest.

REMIC - Real Estate Mortgage Investment Conduit

TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

ULC - Unlimited Liability Corp.

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at November 30, 2017 and unless noted otherwise, the dates are the original maturity dates.

Currency Legend

BRL - Brazilian Real

EUR - Euro Currency

GBP - British Pound

Index Legend

1 ML - 1 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML - 12 Month USD LIBOR

1 Yr USTYCR - 1 Year US Treasury Yield Curve Rate

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank N.A	EUR	30,010,500	USD	35,368,374	12/20/2017	$—	$(389,841)
	EUR	11,838,820	USD	13,883,807	01/26/2018	—	(257,529)
	GBP	2,929,750	USD	3,864,928	12/20/2017	—	(99,708)

Net Unrealized Appreciation/(Depreciation)						$—	$(747,078)

EUR	- Euro Currency
GBP	- British Pound
USD	- United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$45,053,571	$—	$45,053,571
U.S. Corporate Bonds & Notes:
Airlines	—	2,060,671	47,915	2,108,586
Finance-Investment Banker/Broker	—	1,996,394	25	1,996,419
Gambling (Non-Hotel)	—	2,380,814	4,039	2,384,853
Rubber/Plastic Products	—	—	0	0
Other Industries	—	288,992,241	—	288,992,241
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	163,244,518	—	163,244,518
Foreign Government Obligations	—	135,113,216	—	135,113,216
U.S. Government Agencies	—	66,033,899	—	66,033,899
U.S. Government Treasuries	—	221,686	—	221,686
Loans	—	3,442,354	—	3,442,354
Common Stocks	—	—	257,690	257,690
Preferred Securities	486,518	—	—	486,518
Preferred Securities/Capital Securities :
Finance Investment Banker/Broker	—	—	10	10
Other Industries	—	19,010,732	—	19,010,732
Short-Term Investment Securities:
Registered Investment Companies	25,178,260	—	—	25,178,260
Time Deposits	—	40,263,000	—	40,263,000

Total Investments at Value	$25,664,778	$767,813,096	$309,679	$793,787,553

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$747,078	$—	$747,078

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – November 30, 2017 – (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”) , etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of November 30, 2017, is reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

For the Government Money Market II Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Government Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Government Money Market II Fund market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of The Variable Annuity Life Insurance Company, the investment adviser to the Funds, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the VALIC Company II’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the High Yield Bond Fund and Strategic Bond Fund used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: During the period, the Small Cap Value Fund and Socially Responsible Fund used equity futures contracts to equitize cash, providing exposure to equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures contracts are generally exchange-traded.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, the Funds have no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Funds amortize upfront payments and receipts on the swap contracts on a daily basis. Net periodic payments made or received by the Funds are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the High Yield Bond Fund used credit default swaps to manage credit risk (i.e., hedging), enhance returns, and as a substitute for physical securities.

Credit default swaps generally are contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that no credit event occurred during the term of the swap. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Fund will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Fund for future potential losses as a result of a credit event on the reference bond or other asset. A Fund effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Fund owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a Fund of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Fund is the seller of protection, if any, are disclosed on a schedule following the Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Fund for the same referenced entity or entities.

Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, the Funds may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Fund may suffer a loss.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.

The following tables represent the value of derivatives held as of November 30, 2017, by their primary underlying risk. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of November 30, 2017, please refer to the schedule following each Fund’s Portfolio of Investments.

	Asset Derivatives
	Equity Contracts	Credit Contracts	Foreign Exchange Contracts
Fund	Futures Contracts(1)	Swap Contracts(2)	Foreign Forward Exchange Contracts(2)	Total
High Yield Bond	$—	$64,976	$—	$64,976
Small Cap Value	398,075	—	—	398,075
Socially Responsible	340,500	—	—	340,500
Strategic Bond	—	—	—	—

	Liability Derivatives
	Equity Contracts	Credit Contracts	Foreign Exchange Contracts
Fund	Futures Contracts(1)	Swap Contracts(2)	Foreign Forward Exchange Contracts(2)	Total
High Yield Bond	$—	$—	$55,174	$55,174
Small Cap Value	—	—	—	—
Socially Responsible	—	—	—	—
Strategic Bond	—	—	747,078	747,078

(1)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Unrealized Appreciation (Depreciation)
Small Cap Value	$892,182
Socially Responsible	1,496,584

(2)	Reported as unrealized appreciation (depreciation) on the Portfolio of Investments

Note 3. Transactions with Affiliates

Aggressive Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2017	Cost of Purchases †	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 11/30/2017
VALIC Co. I Blue Chip Growth Fund	$—	$—	$16,730,155	$—	$3,841,635	$493,302	$781,107	$14,162,929
VALIC Co. I Capital Conservation Fund	—	—	12,632,750	1,142,288	—	—	(71,430)	13,703,608
VALIC Co. I Dividend Value Fund	—	—	19,508,946	—	—	—	1,724,635	21,233,581
VALIC Co. I Foreign Value Fund	—	—	27,018,339	—	—	—	688,853	27,707,192
VALIC Co. I Global Real Estate Fund	—	—	31,816,933	—	—	—	768,135	32,585,068
VALIC Co. I Government Securities Fund	—	—	12,197,539	—	1,111,374	(46,818)	(74,033)	10,965,314
VALIC Co. I Inflation Protected Fund	—	—	44,831,484	—	—	—	(39,993)	44,791,491
VALIC Co. I International Equities Index Fund	—	—	19,340,521	6,364,551	—	—	916,616	26,621,688
VALIC Co. I International Government Bond Fund	—	—	4,632,914	—	—	—	(45,984)	4,586,930
VALIC Co. I International Growth Fund	—	—	10,726,137	—	—	—	506,996	11,233,133
VALIC Co. I Large Cap Core Fund	—	—	3,466,268	—	—	—	176,700	3,642,968
VALIC Co. I Mid Cap Index Fund	—	—	40,309,262	3,324,707	6,845,367	860,487	2,820,332	40,469,421
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	5,960,702	—	—	—	457,881	6,418,583
VALIC Co. I Nasdaq-100 Index Fund	—	—	8,171,760	—	1,816,092	877,895	(372,076)	6,861,487
VALIC Co. I Science & Technology Fund	—	—	6,770,137	—	626,942	127,236	489,432	6,759,863
VALIC Co. I Small Cap Index Fund	—	—	53,102,000	—	4,022,494	86,638	5,042,586	54,208,730
VALIC Co. I Small Cap Special Values Fund	—	—	23,628,564	1,936,945	—	—	3,289,771	28,855,280
VALIC Co. I Stock Index Fund	—	—	11,085,532	—	10,127,028	1,256,278	(824,246)	1,390,536
VALIC Co. I Value Fund	—	—	3,730,271	513,967	—	—	358,149	4,602,387
VALIC Co. II Capital Appreciation Fund	—	—	19,206,654	—	—	—	1,241,759	20,448,413
VALIC Co. II Core Bond Fund	—	—	17,266,793	—	—	—	(15,486)	17,251,307
VALIC Co. II High Yield Bond Fund	—	—	11,432,397	—	3,523,939	140,775	(44,342)	8,004,891
VALIC Co. II International Opportunities Fund	—	—	17,729,802	—	—	—	1,024,633	18,754,435
VALIC Co. II Large Cap Value Fund	—	—	12,595,944	2,884,339	—	—	1,100,716	16,580,999
VALIC Co. II Mid Cap Growth Fund	—	—	6,315,418	—	—	—	590,109	6,905,527
VALIC Co. II Mid Cap Value Fund	—	—	54,391,014	6,805,807	—	—	4,967,810	66,164,631
VALIC Co. II Small Cap Growth Fund	—	—	14,494,119	707,525	—	—	1,712,018	16,913,662
VALIC Co. II Small Cap Value Fund	—	—	44,326,574	3,418,665	—	—	4,562,269	52,307,508
VALIC Co. II Strategic Bond Fund	—	—	14,514,910	471,487	807,470	14,968	61,242	14,255,137

	$—	$—	$567,933,839	$27,570,281	$32,722,341	$3,810,761	$31,794,159	$598,386,699

Conservative Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2017	Cost of Purchases †	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 11/30/2017
VALIC Co. I Blue Chip Growth Fund	$—	$—	$2,031,075	$—	$1,757,459	$262,224	$(128,653)	$407,187
VALIC Co. I Capital Conservation Fund	—	—	16,948,814	1,353,471	—	—	(94,578)	18,207,707
VALIC Co. I Dividend Value Fund	—	—	8,096,520	—	—	—	715,751	8,812,271
VALIC Co. I Foreign Value Fund	—	—	5,452,745	—	—	—	139,021	5,591,766
VALIC Co. I Global Real Estate Fund	—	—	8,640,984	—	—	—	208,613	8,849,597
VALIC Co. I Government Securities Fund	—	—	1,131,202	—	1,126,437	8,086	(12,851)	—
VALIC Co. I Inflation Protected Fund	—	—	36,953,090	—	—	—	(32,964)	36,920,126
VALIC Co. I International Equities Index Fund	—	—	1,855,422	3,067,658	1,902,925	142,096	(78,275)	3,083,976
VALIC Co. I International Government Bond Fund	—	—	6,182,038	—	—	—	(61,360)	6,120,678
VALIC Co. I International Growth Fund	—	—	1,837,975	—	—	—	86,876	1,924,851
VALIC Co. I Large Cap Core Fund	—	—	1,378,510	—	—	—	70,272	1,448,782
VALIC Co. I Mid Cap Index Fund	—	—	13,705,807	1,364,285	1,465,040	124,483	1,275,473	15,005,008
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	530,039	—	—	—	40,716	570,755
VALIC Co. I Nasdaq-100 Index Fund	—	—	858,874	—	526,939	199,480	(149,110)	382,305
VALIC Co. I Science & Technology Fund	—	—	896,985	—	594,985	110,644	(32,885)	379,759
VALIC Co. I Small Cap Index Fund	—	—	16,618,443	—	1,786,661	48,660	1,541,046	16,421,488
VALIC Co. I Small Cap Special Values Fund	—	—	11,778,047	1,663,746	—	—	1,730,245	15,172,038
VALIC Co. I Value Fund	—	—	934,943	236,503	—	—	99,284	1,270,730
VALIC Co. II Capital Appreciation Fund	—	—	4,063,849	—	—	—	262,738	4,326,587
VALIC Co. II Core Bond Fund	—	—	48,091,167	—	2,687,445	37,046	(78,066)	45,362,702
VALIC Co. II High Yield Bond Fund	—	—	32,784,328	—	1,904,926	12,274	348,809	31,240,485
VALIC Co. II International Opportunities Fund	—	—	4,667,617	—	—	—	269,749	4,937,366
VALIC Co. II Large Cap Value Fund	—	—	3,866,886	1,155,567	—	—	404,162	5,426,615
VALIC Co. II Mid Cap Growth Fund	—	—	794,957	—	—	—	74,280	869,237
VALIC Co. II Mid Cap Value Fund	—	—	20,983,477	1,279,624	1,092,685	323,282	1,412,134	22,905,832
VALIC Co. II Small Cap Growth Fund	—	—	1,571,929	—	—	—	177,745	1,749,674
VALIC Co. II Small Cap Value Fund	—	—	14,675,997	1,831,294	—	—	1,546,205	18,053,496
VALIC Co. II Strategic Bond Fund	—	—	66,611,658	1,705,663	2,606,799	(86,483)	432,850	66,056,889

	$—	$—	$333,943,378	$13,657,811	$17,452,301	$1,181,792	$10,167,227	$341,497,907

Moderate Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2017	Cost of Purchases †	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 11/30/2017
VALIC Co. I Blue Chip Growth Fund	$—	$—	$19,386,223	$—	$1,579,497	$209,360	1,314,406.00	$19,330,492
VALIC Co. I Capital Conservation Fund	—	—	37,327,158	—	—	—	(187,385)	37,139,773
VALIC Co. I Dividend Value Fund	—	—	26,043,347	—	—	—	2,302,291	28,345,638
VALIC Co. I Foreign Value Fund	—	—	29,680,670	—	—	—	756,731	30,437,401
VALIC Co. I Global Real Estate Fund	—	—	34,353,087	—	—	—	829,363	35,182,450
VALIC Co. I Government Securities Fund	—	—	12,902,011	—	4,036,152	26,646	(145,377)	8,747,128
VALIC Co. I Inflation Protected Fund	—	—	79,813,437	—	—	—	(71,198)	79,742,239
VALIC Co. I International Equities Index Fund	—	—	25,271,227	1,637,785	—	—	1,162,170	28,071,182
VALIC Co. I International Government Bond Fund	—	—	5,480,105	—	—	—	(54,393)	5,425,712
VALIC Co. I International Growth Fund	—	—	10,314,923	—	—	—	487,559	10,802,482
VALIC Co. I Large Cap Core Fund	—	—	4,571,525	—	—	—	233,043	4,804,568
VALIC Co. I Mid Cap Index Fund	—	—	62,734,673	4,273,472	12,138,383	1,306,805	4,252,064	60,428,631
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	6,099,996	—	—	—	468,581	6,568,577
VALIC Co. I Nasdaq-100 Index Fund	—	—	9,314,923	—	174,801	89,249	503,078	9,732,449
VALIC Co. I Science & Technology Fund	—	—	8,931,132	—	82,977	16,840	802,396	9,667,391
VALIC Co. I Small Cap Index Fund	—	—	79,710,727	—	9,154,425	127,418	7,274,307	77,958,027
VALIC Co. I Small Cap Special Values Fund	—	—	35,071,582	3,125,462	—	—	4,915,396	43,112,440
VALIC Co. I Stock Index Fund	—	—	2,667,687	—	2,709,353	134,807	(93,141)	—
VALIC Co. I Value Fund	—	—	4,696,249	675,354	—	—	453,397	5,825,000
VALIC Co. II Capital Appreciation Fund	—	—	22,429,483	—	—	—	1,450,124	23,879,607
VALIC Co. II Core Bond Fund	—	—	86,215,945	—	5,859,593	(57,187)	(14,267)	80,284,898
VALIC Co. II High Yield Bond Fund	—	—	41,450,293	—	5,741,612	358,653	63,513	36,130,847
VALIC Co. II International Opportunities Fund	—	—	21,791,826	—	—	—	1,259,383	23,051,209
VALIC Co. II Large Cap Value Fund	—	—	15,056,629	2,855,954	—	—	1,430,121	19,342,704
VALIC Co. II Mid Cap Growth Fund	—	—	6,599,696	—	—	—	616,671	7,216,367
VALIC Co. II Mid Cap Value Fund	—	—	77,160,262	12,897,559	—	—	7,267,070	97,324,891
VALIC Co. II Small Cap Growth Fund	—	—	11,804,840	1,782,977	—	—	1,519,053	15,106,870
VALIC Co. II Small Cap Value Fund	—	—	58,935,035	8,230,014	—	—	6,445,007	73,610,056
VALIC Co. II Strategic Bond Fund	—	—	60,670,802	2,012,895	2,030,524	78,358	238,278	60,969,809

	$—	$—	$896,485,493	$37,491,472	$43,507,317	$2,290,949	$45,478,241	$938,238,838

†	Includes reinvestment of distributions paid.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	January 26, 2018

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	January 26, 2018